UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                  44144

(Address of principal executive offices)                       (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

June 30, 2021

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Energy Transition Fund
(Formerly Victory Global Natural Resources Fund)

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS Partners Fund	8
Victory RS Value Fund	11
Victory RS Large Cap Alpha Fund	14
Victory RS Investors Fund	16
Victory Global Energy Transition Fund (Formerly Victory Global Natural Resources Fund)	18
Financial Statements
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	30
Notes to Financial Statements	44
Supplemental Information	53
Proxy Voting and Portfolio Holdings Information	53
Expense Examples	53
Liquidity Risk Management Program	55
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Partners Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

NCR Corp.	2.8%
Ameris Bancorp	2.7%
Euronet Worldwide, Inc.	2.5%
Carter's, Inc.	2.5%
Graphic Packaging Holding Co.	2.4%
Eastern Bankshares, Inc.	2.2%
Hostess Brands, Inc.	2.1%
Pinnacle Financial Partners, Inc.	2.1%
Magnolia Oil & Gas Corp., Class A	2.1%
Cognyte Software Ltd.	2.1%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Value Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Sealed Air Corp.	3.6%
Vistra Corp.	3.0%
Euronet Worldwide, Inc.	2.9%
Cboe Global Markets, Inc.	2.8%
Graphic Packaging Holding Co.	2.6%
NCR Corp.	2.5%
Herbalife Nutrition Ltd.	2.5%
Fiserv, Inc.	2.4%
Carter's, Inc.	2.3%
Citizens Financial Group, Inc.	2.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory RS Large Cap Alpha Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Sealed Air Corp.	3.7%
Keurig Dr Pepper, Inc.	3.5%
Cboe Global Markets, Inc.	3.5%
Facebook, Inc., Class A	3.1%
Mondelez International, Inc., Class A	3.1%
Vistra Corp.	2.9%
U.S. Bancorp	2.8%
Hill-Rom Holdings, Inc.	2.8%
Comerica, Inc.	2.8%
Citigroup, Inc.	2.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS Investors Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Sealed Air Corp.	5.5%
Vistra Corp.	5.3%
Olin Corp.	4.8%
Keurig Dr Pepper, Inc.	4.7%
Graphic Packaging Holding Co.	4.0%
Comerica, Inc.	3.9%
Facebook, Inc., Class A	3.9%
Herbalife Nutrition Ltd.	3.8%
Alleghany Corp.	3.7%
Citizens Financial Group, Inc.	3.6%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

Victory Portfolios Victory Global Energy Transition Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Turquoise Hill Resources Ltd.	14.6%
Range Resources Corp.	9.7%
Antero Resources Corp.	9.5%
Whitecap Resources, Inc.	8.0%
First Quantum Minerals Ltd.	5.8%
Tourmaline Oil Corp.	4.7%
Cameco Corp.	4.6%
ARC Resources Ltd.	4.5%
Peyto Exploration & Development Corp.	4.5%
PDC Energy, Inc.	4.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Banks (20.5%):
Ameris Bancorp	201,850	$10,219,666
Associated Bancorp	228,560	4,680,909
Banner Corp.	132,120	7,162,225
Columbia Banking System, Inc.	97,986	3,778,340
Eastern Bankshares, Inc.	406,120	8,353,888
Independent Bank Corp.	45,300	3,420,150
Investors Bancorp, Inc.	455,820	6,499,993
Pacific Premier Bancorp, Inc.	120,490	5,095,522
Pinnacle Financial Partners, Inc.	93,100	8,219,799
South State Corp.	77,790	6,360,111
Synovus Financial Corp.	115,840	5,083,059
Texas Capital Bancshares, Inc. (a)	59,500	3,777,655
UMB Financial Corp.	67,652	6,295,695
		78,947,012
Capital Markets (2.0%):
Federated Hermes, Inc.	226,120	7,667,729
Communication Services (1.4%):
Madison Square Garden Sports Corp. (a)	17,310	2,987,187
World Wrestling Entertainment, Inc., Class A (b)	41,630	2,409,960
		5,397,147
Consumer Discretionary (9.6%):
Brinker International, Inc. (a)	45,100	2,789,435
Carter's, Inc.	92,520	9,545,288
Dana, Inc.	277,480	6,592,925
Penske Automotive Group, Inc.	40,261	3,039,303
Taylor Morrison Home Corp. (a)	185,320	4,896,154
Wolverine World Wide, Inc.	117,160	3,941,262
WW International, Inc. (a)	169,290	6,118,141
		36,922,508
Consumer Staples (3.1%):
Herbalife Nutrition Ltd. (a)	72,170	3,805,524
Hostess Brands, Inc. (a) (b)	510,421	8,263,716
		12,069,240
Energy (6.7%):
California Resources Corp. (a) (b)	237,370	7,154,332
Magnolia Oil & Gas Corp., Class A (a)	518,750	8,108,063
National Energy Services Reunited Corp. (a)	203,420	2,898,735
PDC Energy, Inc.	166,480	7,623,119
		25,784,249
Health Care (2.9%):
The Ensign Group, Inc.	45,260	3,922,684
Tivity Health, Inc. (a) (b)	270,910	7,127,642
		11,050,326

See notes to financial statements.

8

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (15.9%):
Altra Industrial Motion Corp.	60,360	$3,924,607
American Woodmark Corp. (a) (b)	31,550	2,577,320
ArcBest Corp.	100,640	5,856,242
Atkore, Inc. (a)	77,560	5,506,760
Crane Co.	23,530	2,173,466
Evoqua Water Technologies Corp. (a)	75,800	2,560,524
Finning International, Inc.	146,940	3,847,187
GMS, Inc. (a)	148,980	7,171,897
GrafTech International Ltd.	493,300	5,732,146
H&E Equipment Services, Inc. (b)	91,820	3,054,851
McGrath RentCorp	39,870	3,252,196
Meritor, Inc. (a)	234,470	5,491,287
Primoris Services Corp. (b)	165,480	4,870,076
Ryder System, Inc.	33,340	2,478,162
SkyWest, Inc. (a)	64,710	2,787,060
		61,283,781
Information Technology (10.3%):
Cognyte Software Ltd. (a)	324,070	7,939,715
Euronet Worldwide, Inc. (a)	72,510	9,814,229
NCR Corp. (a)	235,350	10,734,313
Verint Systems, Inc. (a)	165,030	7,437,902
Verra Mobility Corp. (a)	252,040	3,873,855
		39,800,014
Insurance (6.4%):
Alleghany Corp. (a)	8,850	5,903,569
Axis Capital Holdings Ltd.	118,920	5,828,269
Globe Life, Inc.	56,410	5,373,053
James River Group Holdings Ltd.	42,940	1,611,109
Primerica, Inc.	37,963	5,813,654
		24,529,654
Materials (6.7%):
Constellium SE (a) (b)	248,680	4,712,486
Graphic Packaging Holding Co.	517,040	9,379,106
Olin Corp.	126,700	5,861,142
Summit Materials, Inc., Class A (a)	170,017	5,925,092
		25,877,826
Real Estate (8.1%):
Four Corners Property Trust, Inc.	164,850	4,551,508
Jones Lang LaSalle, Inc. (a)	38,530	7,531,074
Kennedy-Wilson Holdings, Inc.	225,680	4,484,262
Spirit Realty Capital, Inc.	106,660	5,102,614
Sunstone Hotel Investors, Inc. (a)	604,180	7,503,916
Washington Real Estate Investment Trust	88,530	2,036,190
		31,209,564
Thrifts & Mortgage Finance (0.4%):
PCSB Financial Corp.	96,940	1,761,400

See notes to financial statements.

9

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (3.8%):
Black Hills Corp.	76,905	$5,047,275
NorthWestern Corp.	77,540	4,669,459
South Jersey Industries, Inc.	186,030	4,823,758
		14,540,492
Total Common Stocks (Cost $265,649,095)		376,840,942
Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (a) (c) (d)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,921)		587,369
Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	277,597	277,597
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	7,519,210	7,519,210
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	138,535	138,535
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	1,104,632	1,104,632
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	4,966,643	4,966,643
Total Collateral for Securities Loaned (Cost $14,006,617)		14,006,617
Total Investments (Cost $281,598,633) — 101.6%		391,434,928
Liabilities in excess of other assets — (1.6)%		(6,267,820)
NET ASSETS — 100.00%		$385,167,108

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of net assets as of June 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. As of June 30, 2021, illiquid securities were 0.2% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

10

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (0.3%):
World Wrestling Entertainment, Inc., Class A	19,440	$1,125,382
Consumer Discretionary (10.1%):
Adient PLC (a)	159,200	7,195,840
Carter's, Inc.	75,770	7,817,191
Dollar Tree, Inc. (a)	49,310	4,906,345
LKQ Corp. (a)	122,890	6,048,646
Magna International, Inc.	17,880	1,656,403
Taylor Morrison Home Corp. (a)	129,040	3,409,237
WW International, Inc. (a)	89,510	3,234,891
		34,268,553
Consumer Staples (5.8%):
Herbalife Nutrition Ltd. (a)	160,000	8,436,800
Hostess Brands, Inc. (a) (b)	409,200	6,624,948
Keurig Dr Pepper, Inc.	130,575	4,601,463
		19,663,211
Energy (6.0%):
Baker Hughes Co. (b)	137,630	3,147,598
Chesapeake Energy Corp. (b)	111,010	5,763,639
Devon Energy Corp.	245,240	7,158,556
Magnolia Oil & Gas Corp., Class A (a) (b)	278,360	4,350,767
		20,420,560
Financials (18.6%):
Aflac, Inc.	94,240	5,056,918
Alleghany Corp. (a)	9,800	6,537,286
Cboe Global Markets, Inc.	80,570	9,591,859
Citizens Financial Group, Inc.	169,820	7,789,643
Federated Hermes, Inc.	165,260	5,603,967
First Horizon Corp.	306,350	5,293,728
Globe Life, Inc.	68,150	6,491,288
Hancock Whitney Corp.	91,020	4,044,929
KeyCorp	362,550	7,486,657
RenaissanceRe Holdings Ltd.	33,750	5,022,675
		62,918,950
Health Care (7.2%):
Hill-Rom Holdings, Inc.	62,170	7,061,890
Humana, Inc.	15,530	6,875,442
Quest Diagnostics, Inc.	26,050	3,437,818
Sotera Health Co. (a) (b)	145,590	3,527,646
Zimmer Biomet Holdings, Inc.	22,410	3,603,976
		24,506,772

See notes to financial statements.

11

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (13.5%):
Allison Transmission Holdings, Inc.	78,490	$3,119,193
Carrier Global Corp.	55,910	2,717,226
Crane Co.	36,360	3,358,573
Curtiss-Wright Corp.	40,950	4,863,222
Fluor Corp. (a) (b)	228,040	4,036,308
GrafTech International Ltd.	397,370	4,617,439
nVent Electric PLC	120,650	3,769,106
Sensata Technologies Holding PLC (a)	119,100	6,904,227
Textron, Inc.	30,330	2,085,794
TFI International, Inc.	55,410	5,052,838
The Timken Co.	30,760	2,478,948
United Rentals, Inc. (a)	9,050	2,887,041
		45,889,915
Information Technology (14.3%):
Cognyte Software Ltd. (a)	317,870	7,787,815
Euronet Worldwide, Inc. (a)	71,793	9,717,183
Fiserv, Inc. (a)	76,970	8,227,323
FleetCor Technologies, Inc. (a)	16,200	4,148,172
Leidos Holdings, Inc.	32,770	3,313,047
NCR Corp. (a)	187,850	8,567,838
Verint Systems, Inc. (a)	147,840	6,663,149
		48,424,527
Materials (10.5%):
Graphic Packaging Holding Co.	490,170	8,891,684
Olin Corp.	157,980	7,308,155
Sealed Air Corp.	205,360	12,167,580
Summit Materials, Inc., Class A (a)	161,280	5,620,608
The Mosaic Co.	48,840	1,558,484
		35,546,511
Real Estate (6.5%):
Americold Realty Trust	87,370	3,306,955
Healthcare Trust of America, Inc., Class A	157,440	4,203,648
Highwoods Properties, Inc.	78,460	3,544,038
Host Hotels & Resorts, Inc. (a)	145,690	2,489,842
MGM Growth Properties LLC, Series A	99,070	3,627,943
Spirit Realty Capital, Inc.	104,120	4,981,101
		22,153,527
Utilities (6.3%):
Evergy, Inc.	53,140	3,211,250
FirstEnergy Corp.	92,570	3,444,530
The AES Corp.	175,690	4,580,238
Vistra Corp.	549,600	10,195,080
		21,431,098
Total Common Stocks (Cost $260,369,970)		336,349,006

See notes to financial statements.

12

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	239,073	$239,073
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	6,475,713	6,475,713
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	119,309	119,309
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	951,334	951,334
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	4,277,384	4,277,384
Total Collateral for Securities Loaned (Cost $12,062,813)		12,062,813
Total Investments (Cost $272,432,783) — 102.7%		348,411,819
Liabilities in excess of other assets — (2.7)%		(9,007,082)
NET ASSETS — 100.00%		$339,404,737

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (5.1%):
Alphabet, Inc., Class A (a)	4,260	$10,402,025
Facebook, Inc., Class A (a)	46,790	16,269,351
		26,671,376
Consumer Discretionary (5.9%):
Dollar Tree, Inc. (a)	79,980	7,958,010
General Motors Co. (a)	136,480	8,075,521
LKQ Corp. (a)	188,750	9,290,275
Magna International, Inc.	59,640	5,525,050
		30,848,856
Consumer Staples (6.6%):
Keurig Dr Pepper, Inc.	526,310	18,547,164
Mondelez International, Inc., Class A	256,560	16,019,607
		34,566,771
Energy (6.7%):
Enterprise Products Partners LP	462,030	11,148,784
Hess Corp.	118,210	10,322,097
Pioneer Natural Resources Co.	52,860	8,590,807
Valero Energy Corp.	67,380	5,261,031
		35,322,719
Financials (24.7%):
Aflac, Inc.	184,420	9,895,977
Bank of America Corp.	192,900	7,953,267
Cboe Global Markets, Inc.	152,610	18,168,221
Citigroup, Inc.	209,220	14,802,315
Comerica, Inc.	207,610	14,810,897
Discover Financial Services	90,910	10,753,744
JPMorgan Chase & Co.	66,920	10,408,737
KeyCorp	512,910	10,591,592
RenaissanceRe Holdings Ltd.	72,550	10,796,891
U.S. Bancorp	261,650	14,906,200
Voya Financial, Inc.	104,500	6,426,750
		129,514,591
Health Care (15.6%):
AbbVie, Inc.	45,720	5,149,901
Cigna Corp.	60,830	14,420,968
Hill-Rom Holdings, Inc.	130,580	14,832,582
Humana, Inc.	27,530	12,188,082
Johnson & Johnson	47,710	7,859,745
Medtronic PLC	92,840	11,524,229
Quest Diagnostics, Inc.	53,570	7,069,633
UnitedHealth Group, Inc.	22,525	9,019,911
		82,065,051

See notes to financial statements.

14

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (11.0%):
3M Co.	27,080	$5,378,900
Eaton Corp. PLC	45,920	6,804,426
Johnson Controls International PLC	144,510	9,917,721
L3Harris Technologies, Inc.	23,790	5,142,208
Parker-Hannifin Corp.	22,480	6,903,833
Raytheon Technologies Corp.	73,872	6,302,020
Sensata Technologies Holding PLC (a)	142,910	8,284,493
Union Pacific Corp.	40,100	8,819,193
		57,552,794
Information Technology (7.5%):
Euronet Worldwide, Inc. (a)	94,550	12,797,343
Fidelity National Information Services, Inc.	62,570	8,864,292
FleetCor Technologies, Inc. (a)	43,090	11,033,625
Leidos Holdings, Inc.	65,410	6,612,951
		39,308,211
Materials (6.4%):
Freeport-McMoRan, Inc.	128,330	4,762,326
Sealed Air Corp.	329,432	19,518,846
Vale SA, ADR	413,940	9,441,972
		33,723,144
Real Estate (2.4%):
Host Hotels & Resorts, Inc. (a)	745,600	12,742,304
Utilities (5.9%):
Exelon Corp.	252,760	11,199,796
FirstEnergy Corp.	118,750	4,418,687
Vistra Corp.	818,980	15,192,079
		30,810,562
Total Common Stocks (Cost $377,320,773)		513,126,379
Total Investments (Cost $377,320,773) — 97.8%		513,126,379
Other assets in excess of liabilities — 2.2%		11,514,881
NET ASSETS — 100.00%		$524,641,260

(a)  Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Banks (16.2%):
Citigroup, Inc.	12,800	$905,600
Citizens Financial Group, Inc.	24,780	1,136,659
Comerica, Inc.	17,040	1,215,633
First Horizon Corp.	52,920	914,458
KeyCorp	43,670	901,785
		5,074,135
Capital Markets (3.5%):
Cboe Global Markets, Inc.	9,170	1,091,688
Communication Services (7.1%):
Alphabet, Inc., Class A (a)	412	1,006,017
Facebook, Inc., Class A (a)	3,470	1,206,554
		2,212,571
Consumer Discretionary (5.5%):
Carter's, Inc.	9,000	928,530
LKQ Corp. (a)	16,110	792,934
		1,721,464
Consumer Staples (8.5%):
Herbalife Nutrition Ltd. (a)	22,460	1,184,316
Keurig Dr Pepper, Inc.	41,900	1,476,556
		2,660,872
Energy (3.4%):
PDC Energy, Inc.	23,030	1,054,544
Health Care (8.2%):
Cigna Corp.	4,300	1,019,401
Hill-Rom Holdings, Inc.	8,300	942,797
Humana, Inc.	1,330	588,818
		2,551,016
Industrials (7.1%):
Fluor Corp. (a)	49,460	875,442
Meritor, Inc. (a)	30,890	723,444
TFI International, Inc.	6,910	630,954
		2,229,840
Information Technology (10.9%):
Cognyte Software Ltd. (a)	33,320	816,340
Euronet Worldwide, Inc. (a)	7,620	1,031,367
NCR Corp. (a)	17,000	775,370
Verint Systems, Inc. (a)	17,660	795,936
		3,419,013
Insurance (6.6%):
Alleghany Corp. (a)	1,730	1,154,031
RenaissanceRe Holdings Ltd.	6,080	904,826
		2,058,857

See notes to financial statements.

16

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (14.3%):
Graphic Packaging Holding Co.	68,510	$1,242,771
Olin Corp.	32,750	1,515,015
Sealed Air Corp.	28,950	1,715,288
		4,473,074
Utilities (5.3%):
Vistra Corp.	89,920	1,668,016
Total Common Stocks (Cost $23,652,614)		30,215,090
Total Investments (Cost $23,652,614) — 96.6%		30,215,090
Other assets in excess of liabilities — 3.4%		1,075,648
NET ASSETS — 100.00%		$31,290,738

(a)  Non-income producing security.

See notes to financial statements.

17

Victory Portfolios Victory Global Energy Transition Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (90.4%)
Chemicals (4.9%):
Linde PLC	26,843	$7,760,311
Sociedad Quimica y Minera de Chile SA, ADR	159,856	7,565,985
		15,326,296
Metals & Mining (29.9%):
Antofagasta PLC	336,745	6,685,903
First Quantum Minerals Ltd.	789,269	18,193,816
Lundin Mining Corp.	854,140	7,704,764
Newmont Corp.	171,311	10,857,691
Rio Tinto PLC, ADR (a)	53,759	4,509,842
Turquoise Hill Resources Ltd. (a) (b)	2,707,933	45,682,830
		93,634,846
Oil, Gas & Consumable Fuels (55.6%):
Antero Resources Corp. (b)	1,985,543	29,842,711
ARC Resources Ltd.	1,665,648	14,178,301
Cameco Corp.	756,886	14,509,933
Cheniere Energy, Inc. (b)	114,368	9,920,281
PDC Energy, Inc.	294,166	13,469,861
Peyto Exploration & Development Corp.	2,085,250	14,048,602
Pioneer Natural Resources Co.	47,854	7,777,232
Range Resources Corp. (b)	1,814,820	30,416,383
Tourmaline Oil Corp. (a)	514,635	14,711,569
Whitecap Resources, Inc.	5,042,982	25,064,361
		173,939,234
Total Common Stocks (Cost $183,205,428)		282,900,376
Collateral for Securities Loaned^ (5.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	348,678	348,678
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	9,444,553	9,444,553
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	174,007	174,007
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,387,481	1,387,481
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	6,238,384	6,238,384
Total Collateral for Securities Loaned (Cost $17,593,103)		17,593,103
Total Investments (Cost $200,798,531) — 96.0%		300,493,479
Other assets in excess of liabilities — 4.0%		12,277,346
NET ASSETS — 100.00%		$312,770,825

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

18

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
Assets:
Investments, at value (Cost $281,598,633, $272,432,783 and $377,320,773)	$391,434,928	(a)	$348,411,819	(b)	$513,126,379
Cash	7,536,239		3,628,287		11,145,234
Receivables:
Interest and dividends	492,668		325,952		761,990
Capital shares issued	362,634		171,260		20,331
Investments sold	2,616,887		1,843,570		—
From Adviser	36,006		9,382		33,234
Prepaid expenses	27,400		13,279		20,707
Total Assets	402,506,762		354,403,549		525,107,875
Liabilities:
Payables:
Collateral received on loaned securities	14,006,617		12,062,813		—
Investments purchased	2,455,694		1,653,041		—
Capital shares redeemed	428,216		925,723		76,209
Accrued expenses and other payables:
Investment advisory fees	322,848		241,768		218,238
Administration fees	19,622		17,396		26,844
Custodian fees	5,584		6,768		3,479
Transfer agent fees	37,240		39,054		61,107
Compliance fees	220		198		297
Trustees' fees	59		—		11
12b-1 fees	19,643		19,481		55,137
Other accrued expenses	43,911		32,570		25,293
Total Liabilities	17,339,654		14,998,812		466,615
Net Assets:
Capital	239,312,817		240,676,894		345,923,520
Total accumulated earnings/(loss)	145,854,291		98,727,843		178,717,740
Net Assets	$385,167,108		$339,404,737		$524,641,260
Net Assets
Class A	$186,587,983		$182,193,397		$492,856,650
Class C	—		1,580,425		8,082,720
Class R	1,593,684		672,397		6,172,973
Class Y	195,699,974		154,958,518		17,528,917
Member Class	1,285,467		—		—
Total	$385,167,108		$339,404,737		$524,641,260
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	6,146,872		6,473,620		8,339,145
Class C	—		64,647		165,124
Class R	58,803		25,451		105,300
Class Y	5,993,535		5,342,439		297,604
Member Class	42,285		—		—
Total	12,241,495		11,906,157		8,907,173
Net asset value, offering (except Class A) and redemption price per share:
Class A	$30.35		$28.14		$59.10
Class C (c)	—		24.45		48.95
Class R	27.10		26.42		58.62
Class Y	32.65		29.01		58.90
Member Class	30.40		—		—
Maximum Sales Charge — Class A	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$32.20		$29.86		$62.71

(a)  Includes $13,563,229 of securities on loan.

(b)  Includes $12,055,234 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

19

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Investors Fund	Victory Global Energy Transition Fund
Assets:
Investments, at value (Cost $23,652,614 and $200,798,531)	$30,215,090	$300,493,479 (a)
Foreign currency, at value (Cost $— and $60,092)	—	56,426
Cash	1,161,089	27,033,901
Receivables:
Interest and dividends	34,833	175,573
Capital shares issued	311	596,084
Investments sold	—	6,294,176
From Adviser	13,971	10,545
Prepaid expenses	217	11,899
Total Assets	31,425,511	334,672,083
Liabilities:
Payables:
Collateral received on loaned securities	—	17,593,103
Investments purchased	84,766	3,684,731
Capital shares redeemed	188	337,308
Accrued expenses and other payables:
Investment advisory fees	26,038	246,394
Administration fees	1,580	14,075
Custodian fees	758	4,046
Transfer agent fees	5,436	10,763
Compliance fees	19	145
Trustees' fees	3	404
12b-1 fees	2,898	9,234
Other accrued expenses	13,087	1,055
Total Liabilities	134,773	21,901,258
Net Assets:
Capital	22,755,083	2,126,509,008
Total accumulated earnings/(loss)	8,535,655	(1,813,738,183)
Net Assets	$31,290,738	$312,770,825
Net Assets
Class A	$14,699,947	$76,053,789
Class C	3,021,737	3,120,027
Class R	742,523	2,201,305
Class Y	12,826,531	231,395,704
Total	$31,290,738	$312,770,825
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	971,058	3,716,934
Class C	229,203	171,937
Class R	55,357	114,614
Class Y	820,503	10,836,051
Total	2,076,121	14,839,536
Net asset value, offering (except Class A) and redemption price per share:
Class A	$15.14	$20.46
Class C (b)	13.18	18.15
Class R	13.41	19.21
Class Y	15.63	21.35
Maximum Sales Charge — Class A	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$16.06	$21.71

(a)  Includes $17,206,403 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

20

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividends	$2,467,840	$2,468,652	$4,863,616
Interest	495	373	430
Securities lending (net of fees)	6,817	3,445	515
Foreign tax withholding	(10,173)	(7,694)	(11,170)
Total Income	2,464,979	2,464,776	4,853,391
Expenses:
Investment advisory fees	1,845,971	1,407,577	1,265,903
Administration fees	103,415	92,789	141,859
Sub-Administration fees	8,287	7,820	7,683
12b-1 fees — Class A	224,629	219,121	593,173
12b-1 fees — Class C	—	8,739	42,814
12b-1 fees — Class R	4,035	1,802	16,156
Custodian fees	11,681	12,510	11,633
Transfer agent fees — Class A	110,573	106,507	212,145
Transfer agent fees — Class C	—	1,650	2,988
Transfer agent fees — Class R	1,348	790	5,293
Transfer agent fees — Class Y	71,142	75,208	8,011
Transfer agent fees — Member Class	315	—	—
Trustees' fees	12,680	11,547	17,280
Compliance fees	1,341	1,214	1,856
Legal and audit fees	14,969	13,328	18,364
State registration and filing fees	30,823	19,224	23,531
Other expenses	39,948	26,887	20,160
Total Expenses	2,481,157	2,006,713	2,388,849
Expenses waived/reimbursed by Adviser	(109,648)	(34,976)	(105,955)
Net Expenses	2,371,509	1,971,737	2,282,894
Net Investment Income (Loss)	93,470	493,039	2,570,497
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	46,624,202	33,890,070	36,862,679
Net change in unrealized appreciation/depreciation on investment securities	33,732,400	22,431,245	38,586,841
Net realized/unrealized gains (losses) on investments	80,356,602	56,321,315	75,449,520
Change in net assets resulting from operations	$80,450,072	$56,814,354	$78,020,017

See notes to financial statements.

21

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory RS Investors Fund	Victory Global Energy Transition Fund
Investment Income:
Dividends	$214,973	$1,360,060
Interest	67	19
Securities lending (net of fees)	583	5,007
Foreign tax withholding	(476)	(117,448)
Total Income	215,147	1,247,638
Expenses:
Investment advisory fees	150,261	1,192,562
Administration fees	8,419	66,657
Sub-Administration fees	6,581	6,581
12b-1 fees — Class A	17,544	69,210
12b-1 fees — Class C	15,918	12,523
12b-1 fees — Class R	1,785	4,025
Custodian fees	2,144	13,160
Transfer agent fees — Class A	8,160	49,144
Transfer agent fees — Class C	2,362	2,958
Transfer agent fees — Class R	654	995
Transfer agent fees — Class Y	6,422	72,029
Trustees' fees	1,768	7,239
Compliance fees	111	778
Legal and audit fees	4,543	13,476
State registration and filing fees	11,905	12,884
Other expenses	5,164	12,306
Total Expenses	243,741	1,536,527
Expenses waived/reimbursed by Adviser	(46,765)	(48,721)
Net Expenses	196,976	1,487,806
Net Investment Income (Loss)	18,171	(240,168)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	4,144,625	(3,997,270)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	700,369	114,641,791
Net realized/unrealized gains (losses) on investments	4,844,994	110,644,521
Change in net assets resulting from operations	$4,863,165	$110,404,353

See notes to financial statements.

22

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$93,470	$1,240,556	$493,039	$718,636	$2,570,497	$5,054,970
Net realized gains (losses) from investments	46,624,202	(11,698,940)	33,890,070	(12,229,730)	36,862,679	(4,201,598)
Net change in unrealized appreciation/ depreciation on investments	33,732,400	(4,653,083)	22,431,245	(9,051,390)	38,586,841	(17,104,453)
Change in net assets resulting from operations	80,450,072	(15,111,467)	56,814,354	(20,562,484)	78,020,017	(16,251,081)
Distributions to Shareholders:
Class A	—	(2,382,023)	—	(3,101,649)	—	(16,466,861)
Class C	—	—	—	(57,388)	—	(464,103)
Class R	—	(24,191)	—	(13,629)	—	(206,060)
Class Y	—	(2,572,869)	—	(2,641,513)	—	(617,022)
Member Class (a)	—	(1,246)	—	—	—	—
Change in net assets resulting from distributions to shareholders	—	(4,980,329)	—	(5,814,179)	—	(17,754,046)
Change in net assets resulting from capital transactions	(21,523,585)	(81,239,459)	(25,364,937)	(55,511,801)	(30,941,037)	(52,872,803)
Change in net assets	58,926,487	(101,331,255)	31,449,417	(81,888,464)	47,078,980	(86,877,930)
Net Assets:
Beginning of period	326,240,621	427,571,876	307,955,320	389,843,784	477,562,280	564,440,210
End of period	$385,167,108	$326,240,621	$339,404,737	$307,955,320	$524,641,260	$477,562,280

(a)  Victory RS Partners Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$9,623,734	$8,056,549	$5,351,282	$10,671,316	$11,322,619	$15,044,197
Distributions reinvested	—	2,346,101	—	3,021,005	—	16,006,543
Cost of shares redeemed	(18,495,212)	(38,903,637)	(15,082,270)	(43,963,514)	(35,708,178)	(76,615,653)
Total Class A	$(8,871,478)	$(28,500,987)	$(9,730,988)	$(30,271,193)	$(24,385,559)	$(45,564,913)
Class C
Proceeds from shares issued	$—	$—	$56,864	$111,055	$154,016	$228,965
Distributions reinvested	—	—	—	57,388	—	464,103
Cost of shares redeemed	—	—	(1,415,359)	(1,886,466)	(4,715,260)	(4,905,429)
Total Class C	$—	$—	$(1,358,495)	$(1,718,023)	$(4,561,244)	$(4,212,361)
Class R
Proceeds from shares issued	$70,365	$336,137	$21,280	$58,505	$260,914	$908,104
Distributions reinvested	—	24,191	—	13,629	—	206,047
Cost of shares redeemed	(254,076)	(421,656)	(150,210)	(319,314)	(1,169,293)	(1,850,065)
Total Class R	$(183,711)	$(61,328)	$(128,930)	$(247,180)	$(908,379)	$(735,914)
Class Y
Proceeds from shares issued	$31,258,935	$28,022,881	$7,050,887	$18,473,898	$1,249,996	$2,949,615
Distributions reinvested	—	2,567,572	—	2,604,139	—	596,266
Cost of shares redeemed	(44,883,229)	(83,363,101)	(21,197,411)	(44,353,442)	(2,335,851)	(5,905,496)
Total Class Y	$(13,624,294)	$(52,772,648)	$(14,146,524)	$(23,275,405)	$(1,085,855)	$(2,359,615)
Member Class (a)
Proceeds from shares issued	$1,514,954	$94,259	$—	$—	$—	$—
Distributions reinvested	—	1,245	—	—	—	—
Cost of shares redeemed	(359,056)	—	—	—	—	—
Total Member Class	$1,155,898	$95,504	$—	$—	$—	$—
Change in net assets resulting from capital transactions	$(21,523,585)	$(81,239,459)	$(25,364,937)	$(55,511,801)	$(30,941,037)	$(52,872,803)

(a)  Victory RS Partners Fund Member Class commenced operations on November 3, 2020.

(continues on next page)
See notes to financial statements.

24

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	323,188	411,941	203,078	545,133	204,888	327,242
Reinvested	—	98,163	—	130,384	—	321,465
Redeemed	(647,026)	(1,952,159)	(575,717)	(2,185,810)	(644,474)	(1,663,736)
Total Class A	(323,838)	(1,442,055)	(372,639)	(1,510,293)	(439,586)	(1,015,029)
Class C
Issued	—	—	2,409	6,149	3,103	6,096
Reinvested	—	—	—	2,840	—	11,226
Redeemed	—	—	(64,538)	(105,185)	(107,178)	(129,105)
Total Class C	—	—	(62,129)	(96,196)	(104,075)	(111,783)
Class R
Issued	2,724	19,278	858	3,076	4,758	19,865
Reinvested	—	1,131	—	625	—	4,172
Redeemed	(9,572)	(23,375)	(5,814)	(16,873)	(20,100)	(40,294)
Total Class R	(6,848)	(2,966)	(4,956)	(13,172)	(15,342)	(16,257)
Class Y
Issued	967,672	1,326,866	264,305	931,019	21,893	60,906
Reinvested	—	100,022	—	109,188	—	12,016
Redeemed	(1,440,289)	(3,844,005)	(767,782)	(2,139,626)	(42,158)	(133,707)
Total Class Y	(472,617)	(2,417,117)	(503,477)	(1,099,419)	(20,265)	(60,785)
Member Class (a)
Issued	49,797	4,173	—	—	—	—
Reinvested	—	52	—	—	—	—
Redeemed	(11,737)	—	—	—	—	—
Total Member Class	38,060	4,225	—	—	—	—
Change in Shares	(765,243)	(3,857,913)	(943,201)	(2,719,080)	(579,268)	(1,203,854)

(a)  Victory RS Partners Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$18,171	$(32,101)	$(240,168)	$95,179
Net realized gains (losses) from investments	4,144,625	(2,049,123)	(3,997,270)	(156,274,442)
Net change in unrealized appreciation/depreciation on investments	700,369	(1,336,814)	114,641,791	185,771,622
Change in net assets resulting from operations	4,863,165	(3,418,038)	110,404,353	29,592,359
Distributions to Shareholders:
Class A	—	(38,891)	—	(17,431)
Class C	—	(11,599)	—	—
Class R	—	(2,189)	—	—
Class Y	—	(33,498)	—	(307,837)
Change in net assets resulting from distributions to shareholders	—	(86,177)	—	(325,268)
Change in net assets resulting from capital transactions	(1,449,875)	(12,411,650)	43,261,432	(21,333,904)
Change in net assets	3,413,290	(15,915,865)	153,665,785	7,933,187
Net Assets:
Beginning of period	27,877,448	43,793,313	159,105,040	151,171,853
End of period	$31,290,738	$27,877,448	$312,770,825	$159,105,040

(continues on next page)

See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$882,108	$1,680,515	$26,305,015	$5,505,577
Distributions reinvested	—	36,157	—	16,618
Cost of shares redeemed	(1,100,949)	(4,654,377)	(12,800,742)	(8,758,422)
Total Class A	$(218,841)	$(2,937,705)	$13,504,273	$(3,236,227)
Class C
Proceeds from shares issued	$99,947	$64,083	$783,135	$496,242
Distributions reinvested	—	11,513	—	—
Cost of shares redeemed	(909,394)	(2,978,451)	(1,284,816)	(1,312,505)
Total Class C	$(809,447)	$(2,902,855)	$(501,681)	$(816,263)
Class R
Proceeds from shares issued	$15,542	$46,519	$1,167,795	$263,387
Distributions reinvested	—	2,189	—	—
Cost of shares redeemed	(41,175)	(195,450)	(341,461)	(294,240)
Total Class R	$(25,633)	$(146,742)	$826,334	$(30,853)
Class Y
Proceeds from shares issued	$1,255,488	$1,952,154	$63,059,008	$22,164,045
Distributions reinvested	—	33,328	—	288,040
Cost of shares redeemed	(1,651,442)	(8,409,830)	(33,626,502)	(39,702,646)
Total Class Y	$(395,954)	$(6,424,348)	$29,432,506	$(17,250,561)
Change in net assets resulting from capital transactions	$(1,449,875)	$(12,411,650)	$43,261,432	$(21,333,904)

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	61,931	153,026	1,492,071	690,679
Reinvested	—	2,876	—	1,375
Redeemed	(77,160)	(460,596)	(753,044)	(1,073,725)
Total Class A	(15,229)	(304,694)	739,027	(381,671)
Class C
Issued	8,000	7,008	57,252	58,179
Reinvested	—	1,048	—	—
Redeemed	(73,379)	(311,413)	(102,072)	(179,802)
Total Class C	(65,379)	(303,357)	(44,820)	(121,623)
Class R
Issued	1,223	4,704	78,224	32,115
Reinvested	—	196	—	—
Redeemed	(3,270)	(19,506)	(22,117)	(41,381)
Total Class R	(2,047)	(14,606)	56,107	(9,266)
Class Y
Issued	82,575	176,376	3,507,185	2,643,842
Reinvested	—	2,572	—	22,860
Redeemed	(111,987)	(750,912)	(1,928,703)	(4,779,989)
Total Class Y	(29,412)	(571,964)	1,578,482	(2,113,287)
Change in Shares	(112,067)	(1,194,621)	2,328,796	(2,625,847)

See notes to financial statements.

28

This page is intentionally left blank.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Partners Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$24.21	(0.02)	6.16		6.14	—	—
Year Ended December 31, 2020	$24.47	0.04	0.07	(e)	0.11	—	(0.37)
December 31, 2019	$20.66	0.12	6.12		6.24	(0.21)	(2.22)
December 31, 2018	$29.21	0.04	(3.52)		(3.48)	(0.08)	(4.99)
December 31, 2017	$31.58	(0.25)	4.78		4.53	—	(6.90)
December 31, 2016	$26.89	(0.12)	6.59		6.47	—	(1.78)
Class R
Six Months Ended June 30, 2021 (Unaudited)	$21.65	(0.06)	5.51		5.45	—	—
Year Ended December 31, 2020	$22.01	(0.03)	0.04	(e)	0.01	—	(0.37)
December 31, 2019	$18.79	0.03	5.55		5.58	(0.14)	(2.22)
December 31, 2018	$27.09	(0.04)	(3.27)		(3.31)	—	(4.99)
December 31, 2017	$29.84	(0.44)	4.59		4.15	—	(6.90)
December 31, 2016	$25.57	(0.21)	6.26		6.05	—	(1.78)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$25.99	0.03	6.63		6.66	—	—
Year Ended December 31, 2020	$26.17	0.12	0.07	(e)	0.19	—	(0.37)
December 31, 2019	$21.94	0.21	6.52		6.73	(0.28)	(2.22)
December 31, 2018	$30.67	0.14	(3.71)		(3.57)	(0.17)	(4.99)
December 31, 2017	$32.75	(0.04)	4.86		4.82	—	(6.90)
December 31, 2016	$27.75	(0.03)	6.81		6.78	—	(1.78)
Member Class
Six Months Ended June 30, 2021 (Unaudited)	$24.22	0.05	6.13		6.18	—	—
November 3, 2020(f) through December 31, 2020	$19.64	0.01	4.94	(e)	4.95	—	(0.37)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(f)  Commencement of operations.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Partners Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$30.35	25.36%	1.45%	(0.12)%	1.48%	$186,588	31%
Year Ended December 31, 2020	(0.37)	$24.21	0.46%	1.45%	0.20%	1.53%	$156,629	108%
December 31, 2019	(2.43)	$24.47	30.69%	1.45%	0.49%	1.52%	$193,630	57%
December 31, 2018	(5.07)	$20.66	(12.04)%	1.45%	0.14%	1.52%	$175,723	62%
December 31, 2017	(6.90)	$29.21	14.21%	1.45%	(0.75)%	1.50%	$259,050	38%
December 31, 2016	(1.78)	$31.58	24.04%	1.45%	(0.44)%	1.53%	$378,695	60%
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$27.10	25.17%	1.81%	(0.49)%	2.46%	$1,594	31%
Year Ended December 31, 2020	(0.37)	$21.65	0.06%	1.81%	(0.15)%	2.87%	$1,421	108%
December 31, 2019	(2.36)	$22.01	30.26%	1.81%	0.12%	2.63%	$1,510	57%
December 31, 2018	(4.99)	$18.79	(12.39)%	1.81%	(0.16)%	2.37%	$1,207	62%
December 31, 2017	(6.90)	$27.09	13.81%	1.81%	(1.40)%	2.28%	$2,168	38%
December 31, 2016	(1.78)	$29.84	23.64%	1.81%	(0.78)%	1.81%	$2,452	60%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$32.65	25.58%	1.12%	0.21%	1.19%	$195,700	31%
Year Ended December 31, 2020	(0.37)	$25.99	0.77%	1.12%	0.54%	1.23%	$168,087	108%
December 31, 2019	(2.50)	$26.17	31.18%	1.12%	0.82%	1.21%	$232,432	57%
December 31, 2018	(5.16)	$21.94	(11.77)%	1.12%	0.48%	1.19%	$250,709	62%
December 31, 2017	(6.90)	$30.67	14.59%	1.12%	(0.11)%	1.21%	$349,022	38%
December 31, 2016	(1.78)	$32.75	24.41%	1.12%	(0.11)%	1.22%	$378,271	60%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	—	$30.40	25.52%	1.25%	0.35%	6.54%	$1,285	31%
November 3, 2020(f) through December 31, 2020	(0.37)	$24.22	25.22%	1.25%	0.36%	33.63%	$102	108%

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Value Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$23.68	0.03	4.43	4.46	—	—	—
Year Ended December 31, 2020	$24.79	0.03	(0.68)	(0.65)	—	(0.46)	(0.46)
December 31, 2019	$20.28	0.07	6.28	6.35	(0.14)	(1.70)	(1.84)
December 31, 2018	$26.21	0.06	(2.85)	(2.79)	(0.14)	(3.00)	(3.14)
December 31, 2017	$27.94	0.03	4.80	4.83	(0.04)	(6.52)	(6.56)
December 31, 2016	$28.33	— (e)	3.09	3.09	(0.13)	(3.35)	(3.48)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$20.65	(0.07)	3.87	3.80	—	—	—
Year Ended December 31, 2020	$21.85	(0.11)	(0.63)	(0.74)	—	(0.46)	(0.46)
December 31, 2019	$18.08	(0.11)	5.58	5.47	—	(1.70)	(1.70)
December 31, 2018	$23.76	(0.13)	(2.55)	(2.68)	—	(3.00)	(3.00)
December 31, 2017	$26.01	(0.08)	4.35	4.27	—	(6.52)	(6.52)
December 31, 2016	$26.69	(0.21)	2.88	2.67	—	(3.35)	(3.35)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Value Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—		$28.14	18.83%		1.30%	0.19%	1.34%	$182,193	35%
Year Ended December 31, 2020	—		$23.68	(2.59)%		1.30%	0.14%	1.37%	$162,145	73%
December 31, 2019	—		$24.79	31.35%		1.30%	0.28%	1.35%	$207,200	54%
December 31, 2018	—		$20.28	(10.75)%		1.30%	0.24%	1.34%	$179,535	65%
December 31, 2017	—		$26.21	17.41%		1.30%	0.09%	1.33%	$239,994	64%
December 31, 2016	—	(f)	$27.94	10.92	%(b)	1.30%	(0.01)%	1.35%	$268,979	67%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—		$24.45	18.40%		2.07%	(0.62)%	2.39%	$1,580	35%
Year Ended December 31, 2020	—		$20.65	(3.35)%		2.07%	(0.62)%	2.60%	$2,618	73%
December 31, 2019	—		$21.85	30.32%		2.07%	(0.50)%	2.29%	$4,872	54%
December 31, 2018	—		$18.08	(11.41)%		2.07%	(0.54)%	2.14%	$9,428	65%
December 31, 2017	—		$23.76	16.53%		2.07%	(0.30)%	2.08%	$16,916	64%
December 31, 2016	—	(f)	$26.01	10.01	%(b)	2.07%	(0.78)%	2.13%	$19,943	67%

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Value Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$22.27	(0.03)	4.18	4.15	—	—	—
Year Ended December 31, 2020	$23.44	(0.05)	(0.66)	(0.71)	—	(0.46)	(0.46)
December 31, 2019	$19.26	(0.03)	5.95	5.92	(0.04)	(1.70)	(1.74)
December 31, 2018	$25.06	(0.03)	(2.72)	(2.75)	(0.05)	(3.00)	(3.05)
December 31, 2017	$27.03	(0.03)	4.58	4.55	—	(6.52)	(6.52)
December 31, 2016	$27.51	(0.09)	2.96	2.87	—	(3.35)	(3.35)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$24.38	0.06	4.57	4.63	—	—	—
Year Ended December 31, 2020	$25.45	0.08	(0.69)	(0.61)	—	(0.46)	(0.46)
December 31, 2019	$20.77	0.13	6.44	6.57	(0.19)	(1.70)	(1.89)
December 31, 2018	$26.77	0.13	(2.92)	(2.79)	(0.21)	(3.00)	(3.21)
December 31, 2017	$28.40	0.06	4.94	5.00	(0.11)	(6.52)	(6.63)
December 31, 2016	$28.57	0.08	3.10	3.18	—	(3.35)	(3.35)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Value Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—		$26.42	18.58%		1.69%	(0.21)%	2.05%	$672	35%
Year Ended December 31, 2020	—		$22.27	(2.95)%		1.69%	(0.23)%	4.03%	$677	73%
December 31, 2019	—		$23.44	30.89%		1.69%	(0.13)%	3.47%	$1,022	54%
December 31, 2018	—		$19.26	(11.12)%		1.69%	(0.11)%	2.82%	$1,019	65%
December 31, 2017	—		$25.06	16.95%		1.69%	(0.11)%	2.29%	$1,625	64%
December 31, 2016	—	(f)	$27.03	10.45	%(b)	1.69%	(0.34)%	1.80%	$1,670	67%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—		$29.01	18.99%		1.05%	0.43%	1.05%	$154,959	35%
Year Ended December 31, 2020	—		$24.38	(2.37)%		1.06%	0.38%	1.10%	$142,515	73%
December 31, 2019	—		$25.45	31.69%		1.06%	0.51%	1.07%	$176,749	54%
December 31, 2018	—		$20.77	(10.54)%		1.06%	0.49%	1.06%	$166,538	65%
December 31, 2017	—		$26.77	17.71%		1.06%	0.20%	1.06%	$247,528	64%
December 31, 2016	—	(f)	$28.40	11.14	%(b)	1.06%	0.26%	1.19%	$260,818	67%

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$50.59	0.29	8.22	8.51	—	—	—
Year Ended December 31, 2020	$53.11	0.52	(1.12)	(0.60)	(0.15)	(1.77)	(1.92)
December 31, 2019	$42.20	0.51	12.44	12.95	(0.37)	(1.67)	(2.04)
December 31, 2018	$56.61	0.44	(5.67)	(5.23)	(0.38)	(8.80)	(9.18)
December 31, 2017	$51.86	0.38	9.10	9.48	— (f)	(4.73)	(4.73)
December 31, 2016	$50.98	0.40	4.01	4.41	(0.42)	(3.12)	(3.54)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$42.07	0.04	6.84	6.88	—	—	—
Year Ended December 31, 2020	$44.70	0.14	(1.00)	(0.86)	—	(1.77)	(1.77)
December 31, 2019	$35.78	0.10	10.50	10.60	(0.01)	(1.67)	(1.68)
December 31, 2018	$49.50	(0.03)	(4.89)	(4.92)	— (f)	(8.80)	(8.80)
December 31, 2017	$46.22	(0.04)	8.05	8.01	—	(4.73)	(4.73)
December 31, 2016	$45.80	— (f)	3.57	3.57	(0.04)	(3.12)	(3.16)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$59.10	16.80%		0.89%	1.03%	0.93%	$492,857	20%
Year Ended December 31, 2020	—	$50.59	(1.03)%		0.89%	1.13%	0.95%	$444,160	95%
December 31, 2019	—	$53.11	30.73%		0.89%	1.03%	0.95%	$520,159	51%
December 31, 2018	—	$42.20	(9.31)%		0.89%	0.77%	0.93%	$439,035	59%
December 31, 2017	—	$56.61	18.32%		0.89%	0.68%	0.94%	$540,762	55%
December 31, 2016	0.01	$51.86	8.67	%(b)	0.89%	0.79%	0.92%	$522,593	79%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$48.95	16.35%		1.69%	0.18%	1.80%	$8,083	20%
Year Ended December 31, 2020	—	$42.07	(1.85)%		1.69%	0.37%	1.79%	$11,326	95%
December 31, 2019	—	$44.70	29.70%		1.69%	0.24%	1.74%	$17,028	51%
December 31, 2018	—	$35.78	(10.03)%		1.69%	(0.06)%	1.75%	$18,227	59%
December 31, 2017	—	$49.50	17.36%		1.69%	(0.08)%	1.71%	$29,771	55%
December 31, 2016	0.01	$46.22	7.80	%(b)	1.69%	(0.01)%	1.71%	$28,801	79%

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$50.28	0.18	8.16	8.34	—	—	—
Year Ended December 31, 2020	$52.83	0.35	(1.13)	(0.78)	—	(1.77)	(1.77)
December 31, 2019	$42.01	0.32	12.36	12.68	(0.19)	(1.67)	(1.86)
December 31, 2018	$56.35	0.22	(5.61)	(5.39)	(0.15)	(8.80)	(8.95)
December 31, 2017	$51.83	0.18	9.07	9.25	—	(4.73)	(4.73)
December 31, 2016	$50.93	0.23	3.99	4.22	(0.21)	(3.12)	(3.33)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$50.37	0.34	8.19	8.53	—	—	—
Year Ended December 31, 2020	$52.87	0.62	(1.10)	(0.48)	(0.25)	(1.77)	(2.02)
December 31, 2019	$42.01	0.61	12.38	12.99	(0.46)	(1.67)	(2.13)
December 31, 2018	$56.38	0.55	(5.64)	(5.09)	(0.48)	(8.80)	(9.28)
December 31, 2017	$51.66	0.49	9.07	9.56	(0.11)	(4.73)	(4.84)
December 31, 2016	$50.82	0.51	4.00	4.51	(0.56)	(3.12)	(3.68)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$58.62	16.59%		1.26%	0.65%	1.42%	$6,173	20%
Year Ended December 31, 2020	—	$50.28	(1.41)%		1.26%	0.77%	1.50%	$6,066	95%
December 31, 2019	—	$52.83	30.23%		1.26%	0.66%	1.48%	$7,232	51%
December 31, 2018	—	$42.01	(9.63)%		1.26%	0.38%	1.40%	$6,348	59%
December 31, 2017	—	$56.35	17.87%		1.26%	0.33%	1.42%	$10,229	55%
December 31, 2016	0.01	$51.83	8.30	%(b)	1.23%	0.45%	1.23%	$10,631	79%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$58.90	16.93%		0.68%	1.23%	0.70%	$17,529	20%
Year Ended December 31, 2020	—	$50.37	(0.83)%		0.68%	1.34%	0.82%	$16,011	95%
December 31, 2019	—	$52.87	30.99%		0.68%	1.24%	0.78%	$20,021	51%
December 31, 2018	—	$42.01	(9.11)%		0.68%	0.96%	0.75%	$21,827	59%
December 31, 2017	—	$56.38	18.56%		0.68%	0.88%	0.72%	$33,638	55%
December 31, 2016	0.01	$51.66	8.89	%(b)	0.68%	1.00%	0.69%	$31,840	79%
See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Investors Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$12.84	0.01	2.29	2.30	—	—
Year Ended December 31, 2020	$13.10	(0.01)	(0.21)	(0.22)	—	(0.04)
December 31, 2019	$10.68	— (e)	2.99	2.99	—	(0.57)
December 31, 2018	$13.86	— (e)	(1.27)	(1.27)	—	(1.91)
December 31, 2017	$13.65	(0.03)	2.23	2.20	—	(1.99)
December 31, 2016	$12.42	— (e)	1.23	1.23	—	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$11.22	(0.04)	2.00	1.96	—	—
Year Ended December 31, 2020	$11.54	(0.08)	(0.20)	(0.28)	—	(0.04)
December 31, 2019	$9.53	(0.08)	2.66	2.58	—	(0.57)
December 31, 2018	$12.68	(0.10)	(1.14)	(1.24)	—	(1.91)
December 31, 2017	$12.73	(0.19)	2.13	1.94	—	(1.99)
December 31, 2016	$11.67	(0.09)	1.15	1.06	—	—
Class R
Six Months Ended June 30, 2021 (Unaudited)	$11.41	(0.03)	2.03	2.00	—	—
Year Ended December 31, 2020	$11.72	(0.07)	(0.20)	(0.27)	—	(0.04)
December 31, 2019	$9.66	(0.07)	2.70	2.63	—	(0.57)
December 31, 2018	$12.81	(0.08)	(1.16)	(1.24)	—	(1.91)
December 31, 2017	$12.83	(0.17)	2.14	1.97	—	(1.99)
December 31, 2016	$11.73	(0.06)	1.16	1.10	—	—
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$13.24	0.03	2.36	2.39	—	—
Year Ended December 31, 2020	$13.47	0.02	(0.21)	(0.19)	—	(0.04)
December 31, 2019	$10.94	0.03	3.07	3.10	—	(0.57)
December 31, 2018	$14.10	0.03	(1.28)	(1.25)	—	(1.91)
December 31, 2017	$13.82	0.03	2.24	2.27	—	(1.99)
December 31, 2016	$12.55	0.04	1.24	1.28	(0.01)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Investors Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$15.14	17.91%	1.33%	0.10%	1.65%	$14,700	41%
Year Ended December 31, 2020	(0.04)	$12.84	(1.68)%	1.33%	(0.08)%	1.71%	$12,663	66%
December 31, 2019	(0.57)	$13.10	28.01%	1.33%	0.03%	1.62%	$16,906	64%
December 31, 2018	(1.91)	$10.68	(9.36)%	1.33%	(0.03)%	1.58%	$15,682	56%
December 31, 2017	(1.99)	$13.86	16.28%	1.33%	(0.24)%	1.54%	$20,419	80%
December 31, 2016	—	$13.65	9.90%	1.33%	0.02%	1.56%	$28,022	92%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$13.18	17.47%	2.07%	(0.65)%	2.48%	$3,022	41%
Year Ended December 31, 2020	(0.04)	$11.22	(2.43)%	2.07%	(0.85)%	2.75%	$3,306	66%
December 31, 2019	(0.57)	$11.54	27.08%	2.07%	(0.73)%	2.54%	$6,898	64%
December 31, 2018	(1.91)	$9.53	(10.08)%	2.07%	(0.82)%	2.44%	$7,282	56%
December 31, 2017	(1.99)	$12.68	15.48%	2.07%	(1.42)%	2.35%	$11,149	80%
December 31, 2016	—	$12.73	9.08%	2.07%	(0.72)%	2.35%	$14,517	92%
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$13.41	17.53%	1.95%	(0.52)%	2.25%	$743	41%
Year Ended December 31, 2020	(0.04)	$11.41	(2.30)%	1.95%	(0.71)%	4.41%	$655	66%
December 31, 2019	(0.57)	$11.72	27.24%	1.95%	(0.59)%	3.85%	$844	64%
December 31, 2018	(1.91)	$9.66	(9.91)%	1.95%	(0.64)%	3.15%	$831	56%
December 31, 2017	(1.99)	$12.81	15.50%	1.95%	(1.27)%	2.72%	$1,379	80%
December 31, 2016	—	$12.83	9.38%	1.92%	(0.50)%	1.92%	$1,314	92%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$15.63	18.05%	1.05%	0.38%	1.32%	$12,827	41%
Year Ended December 31, 2020	(0.04)	$13.24	(1.41)%	1.05%	0.17%	1.50%	$11,253	66%
December 31, 2019	(0.57)	$13.47	28.35%	1.05%	0.27%	1.43%	$19,146	64%
December 31, 2018	(1.91)	$10.94	(9.06)%	1.05%	0.18%	1.37%	$14,669	56%
December 31, 2017	(1.99)	$14.10	16.59%	1.05%	0.19%	1.25%	$27,131	80%
December 31, 2016	(0.01)	$13.82	10.17%	1.05%	0.28%	1.24%	$50,013	92%

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Global Energy Transition Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$12.36	(0.04)	8.14	8.10	—	—
Year Ended December 31, 2020	$9.71	(0.01)	2.67	2.66	(0.01)	(0.01)
December 31, 2019	$12.86	— (f)	(3.15)	(3.15)	—	—
December 31, 2018	$23.73	(0.14)	(10.73)	(10.87)	—	—
December 31, 2017	$23.49	(0.22)	0.46	0.24	—	—
December 31, 2016	$15.34	(0.10)	8.25	8.15	—	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$11.00	(0.10)	7.25	7.15	—	—
Year Ended December 31, 2020	$8.71	(0.07)	2.36	2.29	—	—
December 31, 2019	$11.63	(0.08)	(2.84)	(2.92)	—	—
December 31, 2018	$21.63	(0.28)	(9.72)	(10.00)	—	—
December 31, 2017	$21.59	(0.36)	0.40	0.04	—	—
December 31, 2016	$14.21	(0.24)	7.62	7.38	—	—
Class R
Six Months Ended June 30, 2021 (Unaudited)	$11.62	(0.06)	7.65	7.59	—	—
Year Ended December 31, 2020	$9.16	(0.04)	2.50	2.46	—	—
December 31, 2019	$12.18	(0.04)	(2.98)	(3.02)	—	—
December 31, 2018	$22.56	(0.20)	(10.18)	(10.38)	—	—
December 31, 2017	$22.42	(0.29)	0.43	0.14	—	—
December 31, 2016	$14.68	(0.15)	7.89	7.74	—	—
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$12.88	(0.01)	8.48	8.47	—	—
Year Ended December 31, 2020	$10.11	0.02	2.78	2.80	(0.03)	(0.03)
December 31, 2019	$13.38	0.03	(3.27)	(3.24)	(0.03)	(0.03)
December 31, 2018	$24.60	(0.06)	(11.16)	(11.22)	—	—
December 31, 2017	$24.28	(0.14)	0.46	0.32	—	—
December 31, 2016	$15.80	(0.04)	8.52	8.48	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

(h)  Portfolio turnover increased due to change within the portfolio holdings during the year.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(c)		Net Expenses(d)	Net Investment Income (Loss)(d)		Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory Global Energy Transition Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—		$20.46	65.53%		1.48%	(0.44)%		1.55%	$76,054	35%
Year Ended December 31, 2020	—		$12.36	27.35%		1.48%	(0.15)%		1.79%	$36,803	46%
December 31, 2019	—		$9.71	(24.49)%		1.48%	—	%(f)	1.69%	$32,630	24%
December 31, 2018	—		$12.86	(45.81)%		1.48%	(0.65)%		1.54%	$64,001	26%
December 31, 2017	—		$23.73	1.02%		1.48%	(0.93)%		1.55%	$262,455	57	%(h)
December 31, 2016	—	(f)	$23.49	53.13	%(b)	1.48%	(0.51)%		1.48%	$545,778	29%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—		$18.15	65.00%		2.28%	(1.28)%		2.55%	$3,120	35%
Year Ended December 31, 2020	—		$11.00	26.29%		2.28%	(0.92)%		3.32%	$2,385	46%
December 31, 2019	—		$8.71	(25.11)%		2.28%	(0.81)%		2.75%	$2,949	24%
December 31, 2018	—		$11.63	(46.26)%		2.28%	(1.42)%		2.38%	$6,939	26%
December 31, 2017	—		$21.63	0.23%		2.28%	(1.72)%		2.35%	$20,428	57	%(h)
December 31, 2016	—	(f)	$21.59	51.94	%(b)	2.28%	(1.32)%		2.31%	$30,789	29%
Class R
Six Months Ended June 30, 2021 (Unaudited)	—		$19.21	65.32%		1.86%	(0.79)%		1.89%	$2,201	35%
Year Ended December 31, 2020	—		$11.62	26.86%		1.86%	(0.51)%		5.74%	$680	46%
December 31, 2019	—		$9.16	(24.79)%		1.86%	(0.37)%		4.31%	$621	24%
December 31, 2018	—		$12.18	(46.01)%		1.86%	(0.99)%		2.50%	$920	26%
December 31, 2017	—		$22.56	0.62%		1.86%	(1.31)%		2.20%	$2,442	57	%(h)
December 31, 2016	—	(f)	$22.42	52.72	%(b)	1.74%	(0.80)%		1.74%	$4,611	29%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—		$21.35	65.76%		1.15%	(0.11)%		1.18%	$231,396	35%
Year Ended December 31, 2020	—		$12.88	27.73%		1.15%	0.18%		1.28%	$119,237	46%
December 31, 2019	—		$10.11	(24.25)%		1.15%	0.27%		1.26%	$114,972	24%
December 31, 2018	—		$13.38	(45.63)%		1.15%	(0.29)%		1.20%	$393,581	26%
December 31, 2017	—		$24.60	1.36%		1.15%	(0.58)%		1.19%	$1,126,533	57	%(h)
December 31, 2016	—	(f)	$24.28	53.67	%(b)	1.15%	(0.19)%		1.17%	$1,300,024	29%

See notes to financial statements.

43

Victory Portfolios	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 41 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund, with the exception of RS Investors Fund and Global Energy Transition Fund (formerly, Global Natural Resources Fund), is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Partners Fund	RS Partners Fund	Classes A, R, Y and Member Class*
Victory RS Value Fund	RS Value Fund	Classes A, C, R and Y
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund	Classes A, C, R and Y
Victory RS Investors Fund	RS Investors Fund	Classes A, C, R and Y
Victory Global Energy Transition Fund (Formerly Victory Global Natural Resources Fund)	Global Energy Transition Fund	Classes A, C, R and Y

* Member Class commenced operations on November 3, 2020

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

44

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS Partners Fund
Common Stocks	$376,840,942	$—	$—	$376,840,942
Preferred Stocks	—	—	587,369	587,369
Collateral for Securities Loaned	14,006,617	—	—	14,006,617
Total	$390,847,559	$—	$587,369	$391,434,928
RS Value Fund
Common Stocks	$336,349,006	$—	$—	$336,349,006
Collateral for Securities Loaned	12,062,813	—	—	12,062,813
Total	$348,411,819	$—	$—	$348,411,819
RS Large Cap Alpha Fund
Common Stocks	$513,126,379	$—	$—	$513,126,379
Total	$513,126,379	$—	$—	$513,126,379
RS Investors Fund
Common Stocks	$30,215,090	$—	$—	$30,215,090
Total	$30,215,090	$—	$—	$30,215,090
Global Energy Transition Fund
Common Stocks	$282,900,376	$—	$—	$282,900,376
Collateral for Securities Loaned	17,593,103	—	—	17,593,103
Total	$300,493,479	$—	$—	$300,493,479

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

45

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

46

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Assets (Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
RS Partners Fund	$13,563,229	$13,563,229	$—	$—	$—	$—
RS Value Fund	12,055,234	12,055,234	—	—	—	—
Global Energy Transition Fund	17,206,403	17,206,403	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

47

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows.

	Excluding U.S. Government Securities
	Purchases	Sales
RS Partners Fund	$110,942,599	$140,898,568
RS Value Fund	112,702,265	138,147,566
RS Large Cap Alpha Fund	101,223,872	138,632,626
RS Investors Fund	12,097,281	14,499,584
Global Energy Transition Fund	100,452,535	76,494,205

For the six months ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
Global Energy Transition Fund	1.00%

Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Assets up to $15 billion		Assets $15 billion — $30 billion		Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class shares of the Funds and receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class R	Class Y	Member Class
RS Partners Fund	0.25%	N/A	0.50%	0.00%	0.00%
RS Value Fund	0.25%	1.00%	0.50%	0.00%	N/A
RS Large Cap Alpha Fund	0.25%	1.00%	0.50%	0.00%	N/A
RS Investors Fund	0.25%	1.00%	0.50%	0.00%	N/A
Global Energy Transition Fund	0.25%	1.00%	0.50%	0.00%	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended June 30, 2021, the Distributor received approximately $9,493 from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2022
	Class A	Class C	Class R	Class Y	Member Class
RS Partners Fund	1.45%	N/A	1.81%	1.12%	1.25%
RS Value Fund	1.30%	2.07%	1.69%	1.06%	N/A
RS Large Cap Alpha Fund	0.89%	1.69%	1.26%	0.68%	N/A
RS Investors Fund	1.33%	2.07%	1.95%	1.05%	N/A
Global Energy Transition Fund	1.48%	2.28%	1.86%	1.15%	N/A

Under the terms of the expense limitation agreements, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
RS Partners Fund	$170,752	$344,191	$316,786	$109,648	$941,377
RS Value Fund	56,479	154,554	199,071	34,976	445,080
RS Large Cap Alpha Fund	122,945	327,684	314,607	105,955	871,191
RS Investors Fund	78,376	162,310	146,600	46,765	434,051
Global Energy Transition Fund	265,146	429,505	234,015	48,721	977,387

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information

50

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Concentration Risk — The Global Energy Transition Fund (herein, the "Fund") may concentrate its investments in a particular industry, as the term "concentration is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund's cash position or cash requirements to exceed normal levels.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets, and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the six months ended June 30, 2021.

51

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending.

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS Partners Fund	Annually	Annually
RS Value Fund	Annually	Annually
RS Large Cap Alpha Fund	Annually	Annually
RS Investors Fund	Annually	Annually
Global Energy Transition Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
RS Partners Fund	$9,328,334	$—	$9,328,334
RS Value Fund	11,867,080	—	11,867,080
RS Large Cap Alpha Fund	577,913	—	577,913
RS Investors Fund	2,106,442	—	2,106,442
Global Energy Transition Fund	9,316,769	1,818,972,760	1,828,289,529

52

Victory Portfolios	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
RS Partners Fund
Class A	$1,000.00	$1,253.60	$1,017.60	$8.10	$7.25	1.45%
Class R	1,000.00	1,251.70	1,015.82	10.11	9.05	1.81%
Class Y	1,000.00	1,255.80	1,019.24	6.26	5.61	1.12%
Member Class	1,000.00	1,255.20	1,018.60	6.99	6.26	1.25%
RS Value Fund
Class A	1,000.00	1,188.30	1,018.35	7.05	6.51	1.30%
Class C	1,000.00	1,184.00	1,014.53	11.21	10.34	2.07%
Class R	1,000.00	1,185.80	1,016.41	9.16	8.45	1.69%
Class Y	1,000.00	1,189.90	1,019.59	5.70	5.26	1.05%

53

Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
RS Large Cap Alpha Fund
Class A	$1,000.00	$1,168.00	$1,020.38	$4.78	$4.46	0.89%
Class C	1,000.00	1,163.50	1,016.41	9.07	8.45	1.69%
Class R	1,000.00	1,165.90	1,018.55	6.77	6.31	1.26%
Class Y	1,000.00	1,169.30	1,021.42	3.66	3.41	0.68%
RS Investors Fund
Class A	1,000.00	1,179.10	1,018.20	7.19	6.66	1.33%
Class C	1,000.00	1,174.70	1,014.53	11.16	10.34	2.07%
Class R	1,000.00	1,175.30	1,015.12	10.52	9.74	1.95%
Class Y	1,000.00	1,180.50	1,019.59	5.68	5.26	1.05%
Global Energy Transition Fund
Class A	1,000.00	1,655.30	1,017.46	9.74	7.40	1.48%
Class C	1,000.00	1,650.00	1,013.49	14.98	11.38	2.28%
Class R	1,000.00	1,653.20	1,015.57	12.24	9.30	1.86%
Class Y	1,000.00	1,657.60	1,019.09	7.58	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

54

Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

55

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSVF-SAR (6/21)

June 30, 2021

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund	9
Victory RS Select Growth Fund	13
Victory RS Mid Cap Growth Fund	16
Victory RS Growth Fund	19
Victory RS Science and Technology Fund	22
Victory RS Small Cap Equity Fund	27
Financial Statements
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to Financial Statements	64
Supplemental Information	75
Proxy Voting and Portfolio Holdings Information	75
Expense Examples	75
Liquidity Risk Management Program	77
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Small Cap Growth Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Avaya Holdings Corp.	3.1%
Bandwidth, Inc.	2.6%
Varonis Systems, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Lattice Semiconductor Corp.	2.2%
Freshpet, Inc.	2.1%
Evoqua Water Technologies Corp.	1.9%
Advanced Energy Industries, Inc.	1.9%
Itron, Inc.	1.8%
Saia, Inc.	1.7%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Select Growth Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Dynatrace, Inc.	3.0%
Five9, Inc.	2.9%
Tempur Sealy International, Inc.	2.7%
West Pharmaceutical Services, Inc.	2.5%
Avantor, Inc.	2.5%
Horizon Therapeutics PLC	2.5%
Halozyme Therapeutics, Inc.	2.4%
The Middleby Corp.	2.3%
RingCentral, Inc.	2.3%
Jazz Pharmaceuticals PLC	2.2%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory RS Mid Cap Growth Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Wix.com Ltd.	4.0%
RingCentral, Inc.,Class A	3.4%
West Pharmaceutical Services, Inc.	3.1%
Synopsys, Inc.	2.3%
Roku, Inc.	2.2%
Twilio, Inc.,Class A	2.2%
Chipotle Mexican Grill, Inc.	2.2%
Pool Corp.	2.1%
MSCI, Inc.	2.0%
DocuSign, Inc.	1.9%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS Growth Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Microsoft Corp.	10.3%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	7.5%
Facebook, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.5%
Twilio, Inc.	3.4%
NVIDIA Corp.	2.6%
Tesla, Inc.	2.4%
Twitter, Inc.	2.0%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

Victory Portfolios Victory RS Science and Technology Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Microsoft Corp.	4.9%
RingCentral, Inc., Class A	4.4%
Twilio, Inc.,Class A	4.2%
Wix.com Ltd.	2.9%
Amazon.com, Inc.	2.7%
Lam Research Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.6%
Lattice Semiconductor Corp.	2.3%
DocuSign, Inc.	2.1%
NVIDIA Corp.	1.9%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

Victory Portfolios Victory RS Small Cap Equity Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Avaya Holdings Corp.	5.7%
PROG Holdings, Inc.	5.1%
Evoqua Water Technologies Corp.	4.8%
Open Lending Corp.	4.7%
ACI Worldwide, Inc.	4.4%
Itron, Inc.	4.4%
MACOM Technology Solutions Holdings, Inc.	3.9%
SiTime Corp.	3.4%
Chart Industries, Inc.	3.4%
CryoPort, Inc.	3.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

8

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Biotechnology (14.9%):
Apellis Pharmaceuticals, Inc. (a) (b)	679,940	$42,972,208
Avidity Biosciences, Inc. (a) (b)	560,420	13,847,978
Beam Therapeutics, Inc. (a)	270,700	34,841,797
bluebird bio, Inc. (a)	600,939	19,218,029
Blueprint Medicines Corp. (a) (b)	287,158	25,258,418
Celyad SA, ADR (a) (b)	43,874	230,338
CytomX Therapeutics, Inc. (a)	1,568,240	9,926,959
DermTech, Inc. (a) (b)	345,320	14,354,952
Equillium, Inc. (a) (b)	1,515,010	8,923,409
Fate Therapeutics, Inc. (a)	415,620	36,071,660
Generation Bio Co. (a) (b)	598,560	16,101,264
Intellia Therapeutics, Inc. (a)	182,250	29,508,097
Jounce Therapeutics, Inc. (a) (b)	220,350	1,498,380
MacroGenics, Inc. (a)	854,090	22,940,857
Opthea Ltd., ADR (a)	765,040	6,074,418
ORIC Pharmaceuticals, Inc. (a) (b)	691,350	12,229,982
Protagonist Therapeutics, Inc. (a)	458,810	20,591,393
Replimune Group, Inc. (a)	497,470	19,112,797
Rubius Therapeutics, Inc. (a) (b)	852,350	20,805,864
Scholar Rock Holding Corp. (a) (b)	420,870	12,163,143
SpringWorks Therapeutics, Inc. (a) (b)	447,660	36,891,661
Twist Bioscience Corp. (a) (b)	197,130	26,267,573
		429,831,177
Communication Services (4.0%):
Bandwidth, Inc., Class A (a) (b)	544,650	75,118,128
EverQuote, Inc., Class A (a) (b)	568,720	18,585,770
Vonage Holdings Corp. (a)	1,539,720	22,187,365
		115,891,263
Communications Equipment (1.2%):
Viavi Solutions, Inc. (a)	2,019,910	35,671,611
Consumer Discretionary (12.1%):
Arco Platform Ltd., Class A (a) (b)	545,970	16,739,440
Bally's Corp. (a) (b)	439,160	23,762,948
Brinker International, Inc. (a) (b)	487,140	30,129,609
Canada Goose Holdings, Inc. (a) (b)	575,960	25,192,490
Churchill Downs, Inc. (b)	158,260	31,376,628
Fox Factory Holding Corp. (a) (b)	287,840	44,805,174
Latham Group, Inc. (a) (b)	266,160	8,506,474
Lithia Motors, Inc., Class A	70,110	24,092,601
Meritage Homes Corp. (a)	224,180	21,090,854
Skyline Champion Corp. (a)	580,580	30,944,914
Steven Madden Ltd.	749,500	32,798,120
Wingstop, Inc.	207,140	32,651,478
YETI Holdings, Inc. (a)	312,820	28,723,132
		350,813,862

See notes to financial statements.

9

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (5.7%):
BellRing Brands, Inc., Class A (a) (b)	572,630	$17,946,224
BJ's Wholesale Club Holdings, Inc. (a)	678,250	32,271,135
Celsius Holdings, Inc. (a)	148,670	11,312,300
elf Beauty, Inc. (a)	1,357,180	36,833,865
Freshpet, Inc. (a)	377,860	61,576,066
Lancaster Colony Corp.	23,440	4,535,875
		164,475,465
Electronic Equipment, Instruments & Components (1.8%):
Itron, Inc. (a) (b)	511,480	51,137,771
Financials (5.3%):
Green Dot Corp., Class A (a) (b)	262,315	12,289,458
Open Lending Corp., Class A (a) (b)	891,750	38,425,507
PRA Group, Inc. (a)	707,980	27,235,991
PROG Holdings, Inc. (a)	727,730	35,025,645
Walker & Dunlop, Inc.	388,020	40,501,527
		153,478,128
Health Care Equipment & Supplies (4.0%):
CONMED Corp. (b)	122,220	16,796,695
CryoPort, Inc. (a) (b)	431,380	27,220,078
Eargo, Inc. (a) (b)	529,010	21,112,789
Nevro Corp. (a) (b)	239,860	39,766,389
Silk Road Medical, Inc. (a) (b)	204,950	9,808,907
		114,704,858
Health Care Providers & Services (5.2%):
HealthEquity, Inc. (a) (b)	562,030	45,232,175
Innovage Holding Corp. (a) (b)	751,970	16,024,481
LHC Group, Inc. (a)	196,770	39,405,160
LifeStance Health Group, Inc. (a) (b)	622,690	17,348,143
Surgery Partners, Inc. (a) (b)	481,270	32,062,207
		150,072,166
Health Care Technology (3.4%):
Health Catalyst, Inc. (a) (b)	514,560	28,563,226
Inspire Medical Systems, Inc. (a)	206,670	39,941,044
Omnicell, Inc. (a)	202,720	30,701,944
		99,206,214
Industrials (12.9%):
Advanced Drainage Systems, Inc.	282,480	32,928,694
Arcosa, Inc. (b)	588,910	34,592,573
Builders FirstSource, Inc. (a) (b)	7,360	313,978
Chart Industries, Inc. (a) (b)	242,880	35,538,201
Driven Brands Holdings, Inc. (a)	293,340	9,070,073
ESCO Technologies, Inc.	367,180	34,445,156
Evoqua Water Technologies Corp. (a)	1,616,320	54,599,290
Kornit Digital Ltd. (a)	279,030	34,691,800
Saia, Inc. (a)	238,840	50,034,591
Simpson Manufacturing Co., Inc.	289,180	31,937,039
See notes to financial statements.

10

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (a)	171,540	$29,034,860
The AZEK Co., Inc. (a)	569,960	24,200,502
		371,386,757
IT Services (5.0%):
DigitalOcean Holdings, Inc. (a) (b)	591,740	32,894,827
Paymentus Holdings, Inc., Class A (a)	325,120	11,541,760
Repay Holdings Corp. (a)	873,930	21,009,277
Shift4 Payments, Inc., Class A (a)	114,240	10,706,573
Wix.com Ltd. (a) (b)	123,750	35,922,150
WNS Holdings Ltd., ADR (a)	417,097	33,313,537
		145,388,124
Life Sciences Tools & Services (1.2%):
NeoGenomics, Inc. (a) (b)	163,910	7,403,814
NeoGenomics, Inc. PIPE (a) (c) (d) (f)	170,580	7,242,827
Quanterix Corp. (a)	331,080	19,421,153
		34,067,794
Materials (1.4%):
Kronos Bio, Inc. (a) (b)	603,900	14,463,405
Summit Materials, Inc., Class A (a) (b)	737,280	25,694,208
		40,157,613
Pharmaceuticals (1.2%):
Compass Pathways PLC, ADR (a) (b)	428,580	16,350,327
PMV Pharmaceuticals, Inc. (a) (b)	504,640	17,238,502
		33,588,829
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Energy Industries, Inc. (b)	475,630	53,608,257
CMC Materials, Inc.	186,900	28,173,306
Lattice Semiconductor Corp. (a)	1,132,900	63,646,322
MACOM Technology Solutions Holdings, Inc. (a)	1,018,843	65,287,459
Silicon Laboratories, Inc. (a)	253,070	38,782,978
		249,498,322
Software (11.7%):
ACI Worldwide, Inc. (a)	977,800	36,315,492
Avaya Holdings Corp. (a) (b)	3,364,680	90,509,892
Everbridge, Inc. (a)	279,310	38,008,505
Five9, Inc. (a)	77,790	14,265,908
Medallia, Inc. (a) (b)	945,370	31,906,237
Q2 Holdings, Inc. (a)	244,930	25,124,919
Telos Corp. (a) (b)	1,024,150	34,831,342
Varonis Systems, Inc. (a)	1,173,550	67,619,951
		338,582,246
Total Common Stocks (Cost $2,003,389,471)		2,877,952,200

See notes to financial statements.

11

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (9.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	5,559,599	$5,559,599
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	150,591,621	150,591,621
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	2,774,515	2,774,515
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	22,123,119	22,123,119
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	99,469,860	99,469,860
Total Collateral for Securities Loaned (Cost $280,518,714)		280,518,714
Total Investments (Cost $2,283,908,185) — 109.3%		3,158,470,914
Liabilities in excess of other assets — (9.3)%		(268,239,672)
NET ASSETS — 100.00%		$2,890,231,242

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.3% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of June 30, 2021. (See Note 2 in the Notes to Financial Statements).

(e)  Rate disclosed is the daily yield on June 30, 2021.

(f)  Restricted security that is not registered under the Securities Act of 1933.

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

12

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Biotechnology (5.4%):
Castle Biosciences, Inc. (a)	52,150	$3,824,159
Halozyme Therapeutics, Inc. (a)	124,770	5,665,806
Twist Bioscience Corp. (a) (b)	23,480	3,128,710
		12,618,675
Communication Services (2.7%):
Bandwidth, Inc., Class A (a)	26,520	3,657,638
IAC/InterActiveCorp. (a)	17,680	2,725,726
		6,383,364
Consumer Discretionary (13.8%):
Brinker International, Inc. (a) (b)	44,720	2,765,932
Chegg, Inc. (a)	51,040	4,241,934
Churchill Downs, Inc.	17,290	3,427,916
Marriott Vacations Worldwide Corp. (a)	17,530	2,792,529
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	26,880	2,261,414
Planet Fitness, Inc., Class A (a)	39,170	2,947,543
Pool Corp.	11,210	5,141,579
Tempur Sealy International, Inc. (b)	161,470	6,328,009
Wolverine World Wide, Inc.	69,950	2,353,118
		32,259,974
Consumer Staples (2.8%):
Beyond Meat, Inc. (a) (b)	11,660	1,836,333
Freshpet, Inc. (a)	28,630	4,665,545
		6,501,878
Electronic Equipment, Instruments & Components (1.1%):
Dolby Laboratories, Inc., Class A	27,060	2,659,727
Financials (5.2%):
Focus Financial Partners, Inc., Class A (a)	90,230	4,376,155
LPL Financial Holdings, Inc.	27,220	3,674,156
Western Alliance Bancorp (b)	43,720	4,059,402
		12,109,713
Health Care Equipment & Supplies (5.7%):
Novocure Ltd. (a) (b)	23,280	5,163,970
Tandem Diabetes Care, Inc. (a)	24,370	2,373,638
West Pharmaceutical Services, Inc.	16,316	5,859,075
		13,396,683
Health Care Providers & Services (4.0%):
Encompass Health Corp.	31,440	2,453,263
HealthEquity, Inc. (a)	45,980	3,700,471
LHC Group, Inc. (a)	15,400	3,084,004
		9,237,738
Health Care Technology (1.1%):
Omnicell, Inc. (a)	17,310	2,621,600

See notes to financial statements.

13

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (17.2%):
Advanced Drainage Systems, Inc.	41,000	$4,779,370
Axon Enterprise, Inc. (a)	22,340	3,949,712
Builders FirstSource, Inc. (a)	64,720	2,760,955
Chart Industries, Inc. (a)	22,970	3,360,970
Enphase Energy, Inc. (a)	19,040	3,496,315
Evoqua Water Technologies Corp. (a)	145,410	4,911,950
Generac Holdings, Inc. (a)	4,750	1,971,963
MSA Safety, Inc.	21,690	3,591,430
SiteOne Landscape Supply, Inc. (a)	21,360	3,615,394
The Middleby Corp. (a)	31,520	5,461,155
Trex Co., Inc. (a)	23,480	2,399,891
		40,299,105
IT Services (3.1%):
GoDaddy, Inc., Class A (a)	26,107	2,270,264
Shift4 Payments, Inc., Class A (a)	23,740	2,224,913
Wix.com Ltd. (a)	9,210	2,673,479
		7,168,656
Life Sciences Tools & Services (4.4%):
Avantor, Inc. (a)	163,990	5,823,285
Charles River Laboratories International, Inc. (a)	11,730	4,339,161
		10,162,446
Pharmaceuticals (4.7%):
Horizon Therapeutics PLC (a)	61,700	5,777,588
Jazz Pharmaceuticals PLC (a)	29,520	5,243,933
		11,021,521
Semiconductors & Semiconductor Equipment (9.8%):
Entegris, Inc.	42,530	5,229,914
Lattice Semiconductor Corp. (a)	70,370	3,953,387
MACOM Technology Solutions Holdings, Inc. (a)	52,120	3,339,850
MKS Instruments, Inc.	25,490	4,535,945
Monolithic Power Systems, Inc.	7,255	2,709,380
SiTime Corp. (a)	24,290	3,074,871
		22,843,347
Software (17.0%):
ACI Worldwide, Inc. (a)	104,740	3,890,043
Avaya Holdings Corp. (a)	93,990	2,528,331
Dynatrace, Inc. (a)	121,490	7,097,446
Fair Isaac Corp. (a) (b)	6,890	3,463,465
Five9, Inc. (a)	36,980	6,781,762
Q2 Holdings, Inc. (a)	26,610	2,729,654
RingCentral, Inc., Class A (a)	18,530	5,384,447
Varonis Systems, Inc. (a) (b)	53,480	3,081,518
Zendesk, Inc. (a)	33,420	4,823,843
		39,780,509
Total Common Stocks (Cost $157,477,884)		229,064,936

See notes to financial statements.

14

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	103,060	$103,060
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	2,791,575	2,791,575
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	51,432	51,432
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	410,105	410,105
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,843,911	1,843,911
Total Collateral for Securities Loaned (Cost $5,200,083)		5,200,083
Total Investments (Cost $162,677,967) — 100.2%		234,265,019
Liabilities in excess of other assets — (0.2)%		(546,466)
NET ASSETS — 100.00%		$233,718,553

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (6.0%):
IAC/InterActiveCorp. (a)	39,220	$6,046,547
Match Group, Inc. (a)	45,734	7,374,608
Take-Two Interactive Software, Inc. (a)	24,290	4,299,816
Twitter, Inc. (a)	108,230	7,447,306
Vimeo, Inc. (a)	47,544	2,329,656
		27,497,933
Communications Equipment (2.5%):
Arista Networks, Inc. (a)	8,500	3,079,635
Palo Alto Networks, Inc. (a)	22,870	8,485,913
		11,565,548
Consumer Discretionary (16.2%):
Burlington Stores, Inc. (a)	16,720	5,383,673
Caesars Entertainment, Inc. (a)	40,300	4,181,125
CarMax, Inc. (a)	19,200	2,479,680
Chewy, Inc., Class A (a) (b)	65,426	5,215,106
Chipotle Mexican Grill, Inc. (a) (b)	6,400	9,922,176
Darden Restaurants, Inc.	20,470	2,988,415
Farfetch Ltd., Class A (a) (b)	87,880	4,425,637
Lululemon Athletica, Inc. (a)	13,140	4,795,706
Marriott Vacations Worldwide Corp. (a)	17,590	2,802,087
Meritage Homes Corp. (a)	27,830	2,618,246
Nordstrom, Inc. (a) (b)	70,730	2,586,596
O'Reilly Automotive, Inc. (a)	12,040	6,817,168
Pool Corp. (b)	21,000	9,631,860
Roku, Inc. (a)	22,270	10,227,498
		74,074,973
Consumer Staples (2.3%):
Freshpet, Inc. (a)	42,160	6,870,394
The Boston Beer Co., Inc., Class A (a)	3,450	3,521,760
		10,392,154
Electronic Equipment, Instruments & Components (3.4%):
Dolby Laboratories, Inc., Class A	49,810	4,895,825
Keysight Technologies, Inc. (a)	33,310	5,143,397
Trimble, Inc. (a)	68,270	5,586,534
		15,625,756
Financials (4.7%):
LPL Financial Holdings, Inc.	45,700	6,168,586
MSCI, Inc.	17,050	9,089,014
Western Alliance Bancorp	69,140	6,419,649
		21,677,249
Health Care (19.3%):
Align Technology, Inc. (a)	11,110	6,788,210
AmerisourceBergen Corp.	38,810	4,443,357
Apellis Pharmaceuticals, Inc. (a)	50,090	3,165,688

See notes to financial statements.

16

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Avantor, Inc. (a) (b)	132,890	$4,718,924
Centene Corp. (a)	48,911	3,567,079
Charles River Laboratories International, Inc. (a)	21,710	8,030,963
DexCom, Inc. (a)	12,730	5,435,710
Fate Therapeutics, Inc. (a)	34,680	3,009,877
Horizon Therapeutics PLC (a)	53,600	5,019,104
Insulet Corp. (a)	18,830	5,169,024
Jazz Pharmaceuticals PLC (a)	34,480	6,125,027
Novocure Ltd. (a) (b)	28,010	6,213,178
ResMed, Inc.	24,600	6,064,392
Veeva Systems, Inc., Class A (a)	21,170	6,582,812
West Pharmaceutical Services, Inc.	39,550	14,202,405
		88,535,750
Industrials (13.3%):
Advanced Drainage Systems, Inc.	28,030	3,267,457
Axon Enterprise, Inc. (a) (b)	35,320	6,244,576
Builders FirstSource, Inc. (a) (b)	80,730	3,443,942
Carrier Global Corp.	116,360	5,655,096
Chart Industries, Inc. (a)	27,240	3,985,757
CoStar Group, Inc. (a)	78,700	6,517,934
Enphase Energy, Inc. (a)	24,820	4,557,697
Generac Holdings, Inc. (a)	14,860	6,169,129
IDEX Corp.	13,290	2,924,464
Pentair PLC	48,500	3,273,265
Ritchie Bros. Auctioneers, Inc.	67,440	3,997,843
The Middleby Corp. (a)	43,130	7,472,704
Trex Co., Inc. (a)	32,510	3,322,847
		60,832,711
IT Services (9.4%):
Gartner, Inc. (a)	14,700	3,560,340
GoDaddy, Inc., Class A (a)	65,580	5,702,837
Square, Inc., Class A (a)	8,720	2,125,936
Twilio, Inc., Class A (a)	25,790	10,165,386
WEX, Inc. (a)	17,200	3,335,080
Wix.com Ltd. (a)	62,910	18,261,515
		43,151,094
Materials (0.7%):
The Scotts Miracle-Gro Co.	16,920	3,247,286
Semiconductors & Semiconductor Equipment (7.7%):
Entegris, Inc.	58,320	7,171,610
KLA Corp.	15,040	4,876,118
Lattice Semiconductor Corp. (a)	79,140	4,446,085
Marvell Technology, Inc.	116,760	6,810,611
Microchip Technology, Inc.	42,690	6,392,401
Monolithic Power Systems, Inc. (b)	15,310	5,717,520
		35,414,345

See notes to financial statements.

17

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Software (14.2%):
Bill.com Holdings, Inc. (a) (b)	22,560	$4,132,541
Crowdstrike Holdings, Inc., Class A (a)	24,840	6,242,540
DocuSign, Inc. (a)	30,890	8,635,917
Dropbox, Inc., Class A (a)	100,060	3,032,819
Fair Isaac Corp. (a)	9,730	4,891,076
Lightspeed POS, Inc. (a)	57,080	4,772,459
RingCentral, Inc., Class A (a)	52,910	15,374,588
Synopsys, Inc. (a)	39,040	10,766,842
Zendesk, Inc. (a)	51,750	7,469,595
		65,318,377
Total Common Stocks (Cost $287,333,866)		457,333,176
Collateral for Securities Loaned^ (4.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	448,762	448,762
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	12,155,507	12,155,507
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	223,954	223,954
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,785,742	1,785,742
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	8,029,043	8,029,043
Total Collateral for Securities Loaned (Cost $22,643,008)		22,643,008
Total Investments (Cost $309,976,874) — 104.6%		479,976,184
Liabilities in excess of other assets — (4.6)%		(21,287,755)
NET ASSETS — 100.00%		$458,688,429

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

18

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (15.6%):
Activision Blizzard, Inc.	42,010	$4,009,434
Alphabet, Inc., Class C (a)	9,821	24,614,569
Facebook, Inc., Class A (a)	46,450	16,151,129
Twitter, Inc. (a)	98,070	6,748,197
		51,523,329
Communications Equipment (1.1%):
Palo Alto Networks, Inc. (a)	10,010	3,714,211
Consumer Discretionary (18.6%):
Amazon.com, Inc. (a)	4,660	16,031,146
Aptiv PLC (a)	37,980	5,975,393
Booking Holdings, Inc. (a)	1,780	3,894,800
Caesars Entertainment, Inc. (a)	34,850	3,615,687
Chipotle Mexican Grill, Inc. (a) (b)	2,890	4,480,483
Dollar General Corp.	12,830	2,776,284
NIKE, Inc., Class B	38,370	5,927,781
Target Corp.	16,090	3,889,596
Tesla, Inc. (a)	11,830	8,040,851
The Home Depot, Inc.	13,515	4,309,798
The TJX Cos., Inc.	34,080	2,297,674
		61,239,493
Consumer Staples (2.5%):
Constellation Brands, Inc., Class A	16,320	3,817,085
Freshpet, Inc. (a)	12,980	2,115,221
The Boston Beer Co., Inc., Class A (a)	2,220	2,266,176
		8,198,482
Health Care (9.9%):
Align Technology, Inc. (a)	7,230	4,417,530
Charles River Laboratories International, Inc. (a)	16,320	6,037,094
DexCom, Inc. (a)	5,600	2,391,200
Fate Therapeutics, Inc. (a)	21,730	1,885,947
Horizon Therapeutics PLC (a)	26,100	2,444,004
Jazz Pharmaceuticals PLC (a)	20,250	3,597,210
Novocure Ltd. (a) (b)	7,990	1,772,342
Royalty Pharma PLC, Class A (b)	99,940	4,096,541
West Pharmaceutical Services, Inc.	16,770	6,022,107
		32,663,975
Industrials (3.4%):
IDEX Corp.	13,710	3,016,886
IHS Markit Ltd.	23,090	2,601,319
United Parcel Service, Inc., Class B	27,000	5,615,190
		11,233,395
IT Services (12.5%):
Fiserv, Inc. (a)	52,630	5,625,621
Gartner, Inc. (a)	12,220	2,959,684

See notes to financial statements.

19

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	22,980	$6,698,210
Square, Inc., Class A (a)	13,310	3,244,978
Twilio, Inc., Class A (a)	28,350	11,174,436
Visa, Inc., Class A	49,137	11,489,213
		41,192,142
Materials (0.9%):
The Scotts Miracle-Gro Co.	16,050	3,080,316
Real Estate (1.1%):
SBA Communications Corp.	11,280	3,594,936
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a)	31,600	2,968,188
Lam Research Corp.	8,410	5,472,387
Marvell Technology, Inc.	61,590	3,592,545
Microchip Technology, Inc.	20,530	3,074,162
NVIDIA Corp.	10,900	8,721,090
STMicroelectronics NV, NYS (b)	76,480	2,782,342
		26,610,714
Software (16.9%):
Fair Isaac Corp. (a)	6,310	3,171,911
Microsoft Corp.	125,700	34,052,130
RingCentral, Inc., Class A (a)	22,630	6,575,825
ServiceNow, Inc. (a)	9,370	5,149,284
Synopsys, Inc. (a)	10,670	2,942,679
Zoom Video Communications, Inc., Class A (a)	9,230	3,572,287
		55,464,116
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc.	183,578	25,142,843
Total Common Stocks (Cost $171,721,114)		323,657,952
Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	197,161	197,161
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	5,340,459	5,340,459
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	98,393	98,393
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	784,556	784,556
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	3,527,518	3,527,518
Total Collateral for Securities Loaned (Cost $9,948,087)		9,948,087
Total Investments (Cost $181,669,201) — 101.3%		333,606,039
Liabilities in excess of other assets — (1.3)%		(4,361,595)
NET ASSETS — 100.00%		$329,244,444

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

20

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

21

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.1%)
Biotechnology (22.7%):
Akouos, Inc. (a) (b)	29,560	$370,978
Albireo Pharma, Inc. (a)	21,060	740,891
Allogene Therapeutics, Inc. (a)	31,860	830,909
Alpha Teknova, Inc. (a)	59,780	1,418,579
Apellis Pharmaceuticals, Inc. (a)	62,633	3,958,406
Arcus Biosciences, Inc. (a)	35,660	979,224
Avidity Biosciences, Inc. (a) (b)	54,370	1,343,483
Avrobio, Inc. (a)	66,170	588,251
Beam Therapeutics, Inc. (a) (b)	26,820	3,452,002
Bicycle Therapeutics PLC, ADR (a)	64,929	1,971,244
bluebird bio, Inc. (a)	79,050	2,528,019
Blueprint Medicines Corp. (a)	9,220	810,991
Celcuity, Inc. (a)	62,050	1,489,200
Celyad SA, ADR (a) (b)	5,040	26,460
Codiak Biosciences, Inc. (a) (b)	92,250	1,709,392
Crinetics Pharmaceuticals, Inc. (a) (b)	51,908	978,466
Cullinan Oncology, Inc. (a)	22,640	582,980
CytomX Therapeutics, Inc. (a) (b) (c)	148,890	942,474
DermTech, Inc. (a) (b)	94,083	3,911,030
Editas Medicine, Inc. (a) (b)	22,140	1,254,010
Equillium, Inc. (a) (b)	223,930	1,318,948
Exact Sciences Corp. (a)	17,610	2,189,099
Fate Therapeutics, Inc. (a)	49,560	4,301,312
Fusion Pharmaceuticals, Inc. (a) (b)	138,510	1,119,161
Generation Bio Co. (a)	59,400	1,597,860
Gracell Biotechnologies, Inc., ADR (a) (b)	38,120	495,560
Halozyme Therapeutics, Inc. (a)	31,090	1,411,797
IGM Biosciences, Inc. (a) (b)	14,650	1,218,880
Ikena Oncology, Inc. (a) (b)	68,290	958,792
Impel Neuropharma, Inc. (a) (b)	83,690	740,657
Inhibrx, Inc. (a)	46,570	1,281,606
Intellia Therapeutics, Inc. (a)	30,780	4,983,590
Invitae Corp. (a) (b)	31,215	1,052,882
Iovance Biotherapeutics, Inc. (a)	248,450	6,464,669
Jounce Therapeutics, Inc. (a) (b)	76,990	523,532
Kezar Life Sciences, Inc. (a) (b)	283,686	1,540,415
Kinnate Biopharma, Inc. (a) (b)	67,090	1,561,855
Kura Oncology, Inc. (a) (b)	46,350	966,397
Lyell Immunopharma, Inc. (a) (b)	145,030	2,355,287
MacroGenics, Inc. (a)	90,070	2,419,280
Marker Therapeutics, Inc. (a) (b)	659,700	1,840,563
Matinas BioPharma Holdings, Inc. (a) (b)	602,250	466,684
Merus NV (a)	30,210	636,525
Mountain Crest Acquisition Corp. II PIPE (a) (d) (e) (h) (i)	276,000	2,660,640
Opthea Ltd., ADR (a)	96,734	768,068
ORIC Pharmaceuticals, Inc. (a) (b)	87,540	1,548,583
Passage Bio, Inc. (a)	39,660	525,098

See notes to financial statements.

22

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	44,900	$2,015,112
Rain Therapeutics, Inc. (a) (b)	81,580	1,267,753
Regulus Therapeutics, Inc. (a) (b)	1,768,489	1,437,958
Replimune Group, Inc. (a)	41,640	1,599,809
Rubius Therapeutics, Inc. (a) (b)	75,160	1,834,656
Scholar Rock Holding Corp. (a)	29,950	865,555
Shattuck Labs, Inc. (a) (b)	59,200	1,716,208
Sigilon Therapeutics, Inc. (a)	40,900	438,857
Silverback Therapeutics, Inc. (a) (b)	19,940	615,947
SpringWorks Therapeutics, Inc. (a)	50,300	4,145,223
Stoke Therapeutics, Inc. (a) (b)	20,410	687,001
Surface Oncology, Inc. (a) (b)	230,040	1,716,098
Sutro Biopharma, Inc. (a)	64,450	1,198,125
TCR2 Therapeutics, Inc. (a)	28,000	459,480
Twist Bioscience Corp. (a)	13,700	1,825,525
VistaGen Therapeutics, Inc. (a)	319,610	1,006,771
Zymeworks, Inc. (a)	24,780	859,618
		100,524,425
Communication Services (6.7%):
Facebook, Inc., Class A (a)	20,370	7,082,853
IAC/InterActiveCorp. (a)	16,130	2,486,762
Match Group, Inc. (a)	39,336	6,342,930
Take-Two Interactive Software, Inc. (a)	23,840	4,220,157
Twitter, Inc. (a)	118,600	8,160,866
Vimeo, Inc. (a)	26,187	1,283,163
		29,576,731
Communications Equipment (0.8%):
Viavi Solutions, Inc. (a)	197,350	3,485,201
Consumer Discretionary (6.5%):
Amazon.com, Inc. (a)	3,430	11,799,749
Arco Platform Ltd., Class A (a) (b)	49,010	1,502,647
Booking Holdings, Inc. (a)	1,870	4,091,728
Chegg, Inc. (a)	44,740	3,718,341
Farfetch Ltd., Class A (a) (b)	44,870	2,259,653
Roku, Inc. (a)	11,960	5,492,630
		28,864,748
Electronic Equipment, Instruments & Components (1.3%):
908 Devices, Inc. (a)	22,500	871,875
Dolby Laboratories, Inc., Class A	50,710	4,984,286
		5,856,161
Financials (0.7%):
Omega Alpha SPAC, Class A (a)	101,380	1,008,731
Panacea Acquisition Corp. II (a)	212,010	2,120,100
		3,128,831
Health Care Equipment & Supplies (2.1%):
BioLife Solutions, Inc. (a)	47,960	2,134,699
Butterfly Network, Inc. (a) (b)	250,310	3,624,489

See notes to financial statements.

23

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
CryoPort, Inc. (a) (b)	56,253	$3,549,564
Quotient Ltd. (a) (b)	24,020	87,433
		9,396,185
Health Care Providers & Services (0.5%):
Exagen, Inc. (a)	36,345	544,811
Lifesci Acquisition II Corp. PIPE (a) (d) (e) (h) (i)	178,320	1,665,509
		2,210,320
Health Care Technology (0.8%):
Veeva Systems, Inc., Class A (a)	10,980	3,414,231
IT Services (10.6%):
GoDaddy, Inc., Class A (a)	44,060	3,831,458
PayPal Holdings, Inc. (a) (b)	15,830	4,614,128
Twilio, Inc., Class A (a)	47,100	18,564,936
Visa, Inc., Class A	29,010	6,783,118
Wix.com Ltd. (a)	44,940	13,045,183
		46,838,823
Life Sciences Tools & Services (3.2%):
10X Genomics, Inc., Class A (a) (b)	19,630	3,843,946
Berkeley Lights, Inc. (a)	41,460	1,857,823
NeoGenomics, Inc. (a)	47,740	2,156,416
Quanterix Corp. (a)	48,330	2,835,038
Singular Genomics Systems, Inc. (a)	129,560	3,560,309
		14,253,532
Materials (0.3%):
Kronos Bio, Inc. (a) (b)	49,570	1,187,201
Pharmaceuticals (1.4%):
Angion Biomedica Corp. (a)	54,380	708,028
Compass Pathways PLC, ADR (a)	49,500	1,888,425
Marinus Pharmaceuticals, Inc. (a) (b)	60,764	1,090,106
Nuvation Bio, Inc. (a) (b)	143,070	1,331,982
PMV Pharmaceuticals, Inc. (a) (b)	37,470	1,279,975
		6,298,516
Semiconductors & Semiconductor Equipment (19.9%):
Ambarella, Inc. (a)	42,450	4,526,443
Applied Materials, Inc.	42,560	6,060,544
Cohu, Inc. (a) (b)	165,930	6,104,565
Ichor Holdings Ltd. (a)	98,660	5,307,908
Lam Research Corp.	17,890	11,641,023
Lattice Semiconductor Corp. (a)	181,430	10,192,737
MACOM Technology Solutions Holdings, Inc. (a)	176,210	11,291,537
Marvell Technology, Inc.	100,290	5,849,916
MKS Instruments, Inc.	33,900	6,032,505
Monolithic Power Systems, Inc.	10,420	3,891,349
NVIDIA Corp.	10,290	8,233,029
SiTime Corp. (a)	35,110	4,444,575
STMicroelectronics NV, NYS (b)	121,620	4,424,536
		88,000,667

See notes to financial statements.

24

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Software (21.5%):
Avaya Holdings Corp. (a)	169,350	$4,555,515
Coupa Software, Inc. (a)	12,470	3,268,512
DocuSign, Inc. (a)	33,770	9,441,079
Domo, Inc., Class B (a)	63,890	5,164,229
Dropbox, Inc., Class A (a)	142,440	4,317,356
Fair Isaac Corp. (a)	7,420	3,729,886
Microsoft Corp. (c)	80,450	21,793,905
Paycom Software, Inc. (a)	13,490	4,903,210
RingCentral, Inc., Class A (a)	67,380	19,579,280
ServiceNow, Inc. (a) (c)	12,540	6,891,357
Varonis Systems, Inc. (a)	130,350	7,510,767
Zendesk, Inc. (a)	26,320	3,799,029
		94,954,125
Technology Hardware, Storage & Peripherals (1.1%):
Western Digital Corp. (a)	66,570	4,737,787
Total Common Stocks (Cost $236,742,462)		442,727,484
Warrants (0.0%) (f)
Health Care (0.0%) (f):
Nuvation Bio, Inc.	48,570	126,287
Regulus Therapeutics, Inc. PIPE (a) (d) (e)	1,326,367	92,846
		219,133
Total Warrants (Cost $165,796)		219,133
Collateral for Securities Loaned^ (8.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	706,975	706,975
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	19,149,679	19,149,679
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	352,816	352,816
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	2,813,242	2,813,242
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	12,648,883	12,648,883
Total Collateral for Securities Loaned (Cost $35,671,595)		35,671,595
Total Investments (Cost $272,579,853) — 108.2%		478,618,212
Liabilities in excess of other assets — (8.2)%		(36,299,776)
NET ASSETS — 100.00%		$442,318,436

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

See notes to financial statements.

25

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 1.0% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.0% of net assets as of June 30, 2021. (See Note 2 in the Notes to Financial Statements).

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on June 30, 2021.

(h)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(i)  Restricted security that is not registered under the Securities Act of 1933.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

26

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Communication Services (4.6%):
Bandwidth, Inc., Class A (a) (b)	10,040	$1,384,717
EverQuote, Inc., Class A (a)	74,890	2,447,405
		3,832,122
Consumer Staples (2.4%):
elf Beauty, Inc. (a)	72,040	1,955,166
Electronic Equipment, Instruments & Components (4.4%):
Itron, Inc. (a)	36,400	3,639,272
Energy (4.1%):
Amyris, Inc. (a) (b)	75,740	1,239,864
Renewable Energy Group, Inc. (a) (b)	34,500	2,150,730
		3,390,594
Financials (17.7%):
Green Dot Corp., Class A (a)	49,230	2,306,425
Open Lending Corp., Class A (a) (b)	89,630	3,862,157
PRA Group, Inc. (a)	55,560	2,137,393
PROG Holdings, Inc. (a)	87,360	4,204,637
Trupanion, Inc. (a)	18,220	2,097,122
		14,607,734
Health Care (18.4%):
Apellis Pharmaceuticals, Inc. (a)	19,110	1,207,752
Blueprint Medicines Corp. (a)	10,280	904,229
Butterfly Network, Inc. (a) (b)	59,790	865,759
CryoPort, Inc. (a) (b)	43,440	2,741,064
DermTech, Inc. (a) (b)	26,790	1,113,660
Eargo, Inc. (a)	22,040	879,616
Fate Therapeutics, Inc. (a)	11,560	1,003,292
Inspire Medical Systems, Inc. (a)	6,100	1,178,886
MacroGenics, Inc. (a)	28,890	775,986
Quanterix Corp. (a)	19,550	1,146,803
Scholar Rock Holding Corp. (a)	21,180	612,102
SpringWorks Therapeutics, Inc. (a)	17,090	1,408,387
Twist Bioscience Corp. (a) (b)	9,890	1,317,843
		15,155,379
Industrials (13.9%):
Chart Industries, Inc. (a)	18,960	2,774,227
Evoqua Water Technologies Corp. (a)	117,070	3,954,624
Karat Packaging, Inc. (a)	80,110	1,631,841
Kornit Digital Ltd. (a)	14,890	1,851,274
SiteOne Landscape Supply, Inc. (a)	7,420	1,255,909
		11,467,875

See notes to financial statements.

27

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
IT Services (3.9%):
Paymentus Holdings, Inc., Class A (a)	18,040	$640,420
Repay Holdings Corp. (a)	107,824	2,592,089
		3,232,509
Semiconductors & Semiconductor Equipment (9.8%):
Lattice Semiconductor Corp. (a)	37,510	2,107,312
MACOM Technology Solutions Holdings, Inc. (a)	50,560	3,239,885
SiTime Corp. (a)	21,950	2,778,650
		8,125,847
Software (18.4%):
ACI Worldwide, Inc. (a)	98,680	3,664,975
Avaya Holdings Corp. (a) (b)	175,380	4,717,722
BTRS Holdings, Inc. (a) (b)	176,830	2,231,595
Q2 Holdings, Inc. (a)	21,900	2,246,502
Varonis Systems, Inc. (a)	41,150	2,371,063
		15,231,857
Total Common Stocks (Cost $68,102,214)		80,638,355
Collateral for Securities Loaned^ (18.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	302,004	302,004
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	8,180,302	8,180,302
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	150,715	150,715
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,201,752	1,201,752
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	5,403,312	5,403,312
Total Collateral for Securities Loaned (Cost $15,238,085)		15,238,085
Total Investments (Cost $83,340,299) — 116.1%		95,876,440
Liabilities in excess of other assets — (16.1)%		(13,294,262)
NET ASSETS — 100.00%		$82,582,178

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

28

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
Assets:
Investments, at value (Cost $2,283,908,185, $162,677,967 and $309,976,874)	$3,158,470,914	(a)	$234,265,019	(b)	$479,976,184	(c)
Cash	74,187,213		3,111,493		2,101,499
Receivables:
Interest and dividends	261,550		21,422		21,703
Capital shares issued	1,711,067		192,208		221,755
Investments sold	68,496,436		10,299,129		822,505
From Adviser	104,567		32,547		143,434
Prepaid expenses	58,092		16,129		31,186
Total Assets	3,303,289,839		247,937,947		483,318,266
Liabilities:
Payables:
Collateral received on loaned securities	280,518,714		5,200,083		22,643,008
Investments purchased	125,775,339		8,436,906		1,309,048
Capital shares redeemed	3,900,469		315,279		189,255
Accrued expenses and other payables:
Investment advisory fees	2,201,093		190,532		308,538
Administration fees	146,021		11,713		23,717
Custodian fees	14,659		2,016		4,784
Transfer agent fees	275,197		25,343		101,162
Compliance fees	1,399		120		244
12b-1 fees	88,180		19,565		16,008
Other accrued expenses	137,526		17,837		34,073
Total Liabilities	413,058,597		14,219,394		24,629,837
Net Assets:
Capital	1,768,029,191		102,082,808		217,575,460
Total accumulated earnings/(loss)	1,122,202,051		131,635,745		241,112,969
Net Assets	$2,890,231,242		$233,718,553		$458,688,429
Net Assets:
Class A	$790,942,711		$126,788,392		$95,161,240
Class C	15,385,408		16,089,261		15,585,001
Class R	7,641,141		440,228		632,535
Class R6	720,574,623		1,198,832		22,862,708
Class Y	1,355,687,359		89,201,840		323,804,210
Member Class	—		—		642,735
Total	$2,890,231,242		$233,718,553		$458,688,429
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	8,091,733		3,057,567		2,818,171
Class C	194,712		521,262		549,376
Class R	88,148		13,857		20,902
Class R6	6,933,786		26,721		644,871
Class Y	13,092,306		2,000,344		9,142,055
Member Class	—		—		19,009
Total	28,400,685		5,619,751		13,194,384
Net asset value, offering (except Class A) and redemption price per share:
Class A	$97.75		$41.47		$33.77
Class C (d)	79.02		30.87		28.37
Class R	86.69		31.77		30.26
Class R6	103.92		44.86		35.45
Class Y	103.55		44.59		35.42
Member Class	—		—		33.81
Maximum Sales Charge — Class A	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$103.71		$44.00		$35.83

(a)  Includes $274,460,222 of securities on loan.

(b)  Includes $5,100,591 of securities on loan.

(c)  Includes $21,939,015 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

29

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
Assets:
Investments, at value (Cost $181,669,201, $272,579,853 and $83,340,299)	$333,606,039	(a)	$478,618,212	(b)	$95,876,440	(c)
Cash	684,219		9,249,972		2,001,594
Receivables:
Interest and dividends	21,609		54,020		5,239
Capital shares issued	366		122,749		1,311
Investments sold	5,158,659		3,560,266		161,727
From Adviser	38,331		—		11,040
Prepaid expenses	2,429		3,857		26,517
Total Assets	339,511,652		491,609,076		98,083,868
Liabilities:
Payables:
Collateral received on loaned securities	9,948,087		35,671,595		15,238,085
Investments purchased	—		7,988,103		45,374
Investments purchased-forward settlements	—		4,543,200		—
Capital shares redeemed	26,230		602,685		133,859
Accrued expenses and other payables:
Investment advisory fees	196,452		353,102		49,942
Administration fees	16,347		22,218		4,179
Custodian fees	2,236		2,734		801
Transfer agent fees	23,885		35,681		9,705
Compliance fees	162		208		39
12b-1 fees	30,753		38,349		8,396
Other accrued expenses	23,056		32,765		11,310
Total Liabilities	10,267,208		49,290,640		15,501,690
Net Assets:
Capital	159,235,027		198,154,756		55,585,759
Total accumulated earnings/(loss)	170,009,417		244,163,680		26,996,419
Net Assets	$329,244,444		$442,318,436		$82,582,178
Net Assets
Class A	$294,722,887		$319,254,241		$73,558,807
Class C	2,294,109		14,068,428		498,215
Class R	490,699		1,322,357		3,244,560
Class Y	31,736,749		107,673,410		4,112,286
Member Class	—		—		1,168,310
Total	$329,244,444		$442,318,436		$82,582,178
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	11,175,001		8,484,872		3,973,654
Class C	110,765		509,000		318,199
Class R	21,102		42,702		247,604
Class Y	1,140,319		2,615,144		213,830
Member Class	—		—		63,044
Total	12,447,187		11,651,718		4,816,331
Net asset value, offering (except Class A) and redemption price per share:
Class A	$26.37		$37.63		$18.51
Class C (d)	20.71		27.64		1.57
Class R	23.25		30.97		13.10
Class Y	27.83		41.17		19.23
Member Class	—		—		18.53
Maximum Sales Charge — Class A	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$27.98		$39.93		$19.64

(a)  Includes $9,707,512 of securities on loan.

(b)  Includes $34,745,817 of securities on loan.

(c)  Includes $14,707,983 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

30

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividends	$1,392,853	$244,421	$622,521
Interest	5,155	278	324
Securities lending (net of fees)	458,532	7,919	8,836
Foreign tax withholding	—	—	(5,014)
Total Income	1,856,540	252,618	626,667
Expenses:
Investment advisory fees	13,962,324	1,175,933	2,347,286
Administration fees	824,675	65,956	155,152
Sub-Administration fees	8,288	8,287	8,288
12b-1 fees — Class A	1,018,030	152,474	114,460
12b-1 fees — Class C	89,265	91,903	80,446
12b-1 fees — Class R	21,030	1,176	1,488
Custodian fees	83,236	5,941	13,821
Transfer agent fees — Class A	532,320	67,232	59,154
Transfer agent fees — Class C	9,981	13,585	6,806
Transfer agent fees — Class R	7,160	1,068	732
Transfer agent fees — Class R6	11,700	104	374
Transfer agent fees — Class Y	689,429	45,054	313,075
Transfer agent fees — Member Class	—	—	320
Trustees' fees	98,030	8,482	20,189
Compliance fees	10,866	871	2,170
Legal and audit fees	88,448	10,478	21,156
State registration and filing fees	51,370	24,082	39,470
Interfund lending fees	—	108	187
Other expenses	115,498	14,378	42,258
Total Expenses	17,621,650	1,687,112	3,226,832
Expenses waived/reimbursed by Adviser	(122,065)	(90,962)	(402,127)
Net Expenses	17,499,585	1,596,150	2,824,705
Net Investment Income (Loss)	(15,643,045)	(1,343,532)	(2,198,038)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	209,704,366	26,144,147	80,759,953
Net change in unrealized appreciation/depreciation on investment securities	(184,791,486)	(5,428,876)	(43,623,739)
Net realized/unrealized gains (losses) on investments	24,912,880	20,715,271	37,136,214
Change in net assets resulting from operations	$9,269,835	$19,371,739	$34,938,176

See notes to financial statements.

31

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividends	$689,539	$247,841	$—
Interest	66	1,595	183
Securities lending (net of fees)	3,510	167,977	30,008
Total Income	693,115	417,413	30,191
Expenses:
Investment advisory fees	1,164,950	2,238,150	310,993
Administration fees	87,087	125,596	23,271
Sub-Administration fees	7,683	8,287	7,185
12b-1 fees — Class A	346,896	403,316	92,293
12b-1 fees — Class C	13,185	70,746	2,711
12b-1 fees — Class R	1,100	3,240	8,246
Custodian fees	7,133	15,234	2,602
Transfer agent fees — Class A	104,842	169,188	33,053
Transfer agent fees — Class C	1,616	7,292	350
Transfer agent fees — Class R	406	1,138	2,728
Transfer agent fees — Class Y	9,907	62,592	2,068
Transfer agent fees — Member Class	—	—	626
Trustees' fees	10,922	15,112	3,496
Compliance fees	1,143	1,642	307
Legal and audit fees	12,548	16,682	7,092
State registration and filing fees	13,796	17,274	34,837
Interfund lending fees	21	28	—
Interest fees	199	—	—
Other expenses	15,513	29,594	11,913
Total Expenses	1,798,947	3,185,111	543,771
Expenses waived/reimbursed by Adviser	(117,801)	(288)	(29,335)
Net Expenses	1,681,146	3,184,823	514,436
Net Investment Income (Loss)	(988,031)	(2,767,410)	(484,245)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	18,191,351	41,593,772	8,611,406
Net change in unrealized appreciation/depreciation on investment securities	14,779,857	(24,189,804)	(6,089,626)
Net realized/unrealized gains (losses) on investments	32,971,208	17,403,968	2,521,780
Change in net assets resulting from operations	$31,983,177	$14,636,558	$2,037,535

See notes to financial statements.

32

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(15,643,045)	$(23,079,075)	$(1,343,532)	$(2,301,900)	$(2,198,038)	$(3,021,997)
Net realized gains (losses) from investments	209,704,366	162,042,534	26,144,147	43,552,171	80,759,953	51,251,043
Net change in unrealized appreciation/ depreciation on investments	(184,791,486)	661,220,255	(5,428,876)	17,335,883	(43,623,739)	117,050,286
Change in net assets resulting from operations	9,269,835	800,183,714	19,371,739	58,586,154	34,938,176	165,279,332
Distributions to Shareholders:
Class A	—	(68,841,797)	—	(17,578,995)	(3,857,886)	(3,686,081)
Class C	—	(2,041,419)	—	(4,596,824)	(785,424)	(808,992)
Class R	—	(815,880)	—	(91,912)	(28,225)	(25,936)
Class R6	—	(54,388,578)	—	(97,926)	(1,099,157)	(1,071,652)
Class Y	—	(112,328,839)	—	(13,684,054)	(18,801,227)	(18,217,120)
Member Class (a)	—	—	—	—	(17,517)	(3,963)
Change in net assets resulting from distributions to shareholders	—	(238,416,513)	—	(36,049,711)	(24,589,436)	(23,813,744)
Change in net assets resulting from capital transactions	(56,323,502)	88,379,490	(19,557,049)	(8,797,091)	(156,964,943)	(56,148,955)
Change in net assets	(47,053,667)	650,146,691	(185,310)	13,739,352	(146,616,203)	85,316,633
Net Assets:
Beginning of period	2,937,284,909	2,287,138,218	233,903,863	220,164,511	605,304,632	519,987,999
End of period	$2,890,231,242	$2,937,284,909	$233,718,553	$233,903,863	$458,688,429	$605,304,632

(a)  Victory RS Mid Cap Growth Fund Member Class commenced operations on November 3, 2020.

  (continues on next page)

See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$64,083,052	$77,354,531	$9,264,823	$9,681,283	$3,821,161	$5,412,915
Distributions reinvested	—	66,397,165	—	16,848,625	3,583,795	3,428,512
Cost of shares redeemed	(95,331,596)	(169,500,751)	(7,490,815)	(20,693,842)	(7,406,827)	(20,027,246)
Total Class A	$(31,248,544)	$(25,749,055)	$1,774,008	$5,836,066	$(1,871)	$(11,185,819)
Class C
Proceeds from shares issued	$1,610,399	$3,029,369	$169,206	$376,083	$114,561	$424,825
Distributions reinvested	—	1,949,346	—	4,562,487	761,156	777,691
Cost of shares redeemed	(6,576,168)	(6,820,282)	(9,459,256)	(9,757,197)	(2,778,390)	(7,717,057)
Total Class C	$(4,965,769)	$(1,841,567)	$(9,290,050)	$(4,818,627)	$(1,902,673)	$(6,514,541)
Class R
Proceeds from shares issued	$1,910,482	$2,753,580	$27,579	$176,233	$28,661	$172,986
Distributions reinvested	—	815,880	—	71,719	28,225	25,936
Cost of shares redeemed	(2,757,333)	(4,331,623)	(134,196)	(403,650)	(30,898)	(691,488)
Total Class R	$(846,851)	$(762,163)	$(106,617)	$(155,698)	$25,988	$(492,566)
Class R6
Proceeds from shares issued	$124,664,766	$212,153,078	$527,109	$313,429	$2,644,902	$8,791,051
Distributions reinvested	—	38,383,633	—	77,795	370,607	341,886
Cost of shares redeemed	(83,774,948)	(146,162,351)	(141,740)	(20,684)	(8,411,605)	(8,265,488)
Total Class R6	$40,889,818	$104,374,360	$385,369	$370,540	$(5,396,096)	$867,449
Class Y
Proceeds from shares issued	$193,047,399	$320,717,460	$4,533,387	$19,406,953	$21,176,421	$81,010,960
Distributions reinvested	—	101,937,080	—	12,776,316	18,321,056	17,755,174
Cost of shares redeemed	(253,199,555)	(410,296,625)	(16,853,146)	(42,212,641)	(189,701,641)	(137,693,578)
Total Class Y	$(60,152,156)	$12,357,915	$(12,319,759)	$(10,029,372)	$(150,204,164)	$(38,927,444)
Member Class (a)
Proceeds from shares issued	$—	$—	$—	$—	$764,813	$100,003
Distributions reinvested	—	—	—	—	17,517	3,963
Cost of shares redeemed	—	—	—	—	(268,457)	—
Total Member Class	$—	$—	$—	$—	$513,873	$103,966
Change in net assets resulting from capital transactions	$(56,323,502)	$88,379,490	$(19,557,049)	$(8,797,091)	$(156,964,943)	$(56,148,955)

(a)  Victory RS Mid Cap Growth Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

34

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	643,983	954,550	233,386	266,397	114,111	195,313
Reinvested	—	691,709	—	454,141	105,561	106,113
Redeemed	(966,933)	(2,137,356)	(187,128)	(587,787)	(222,424)	(723,305)
Total Class A	(322,950)	(491,097)	46,258	132,751	(2,752)	(421,879)
Class C
Issued	20,090	48,086	5,743	14,337	4,059	19,661
Reinvested	—	25,020	—	164,533	26,642	28,311
Redeemed	(82,388)	(104,879)	(319,464)	(351,862)	(99,050)	(348,027)
Total Class C	(62,298)	(31,773)	(313,721)	(172,992)	(68,349)	(300,055)
Class R
Issued	21,471	35,926	900	6,241	947	8,775
Reinvested	—	9,567	—	2,516	927	889
Redeemed	(31,663)	(62,256)	(4,231)	(13,699)	(972)	(29,410)
Total Class R	(10,192)	(16,763)	(3,331)	(4,942)	902	(19,746)
Class R6
Issued	1,195,775	2,557,025	12,804	7,416	76,302	336,247
Reinvested	—	376,827	—	1,942	10,402	10,112
Redeemed	(809,316)	(1,820,549)	(3,307)	(532)	(248,657)	(302,470)
Total Class R6	386,459	1,113,303	9,497	8,826	(161,953)	43,889
Class Y
Issued	1,843,750	3,896,904	105,168	488,847	610,304	3,062,234
Reinvested	—	1,003,911	—	320,691	514,636	525,612
Redeemed	(2,440,635)	(5,171,416)	(392,612)	(1,170,335)	(5,500,028)	(4,935,082)
Total Class Y	(596,885)	(270,601)	(287,444)	(360,797)	(4,375,088)	(1,347,236)
Member Class (a)
Issued	—	—	—	—	23,403	3,179
Reinvested	—	—	—	—	515	123
Redeemed	—	—	—	—	(8,211)	—
Total Member Class	—	—	—	—	15,707	3,302
Change in Shares	(605,866)	303,069	(548,741)	(397,154)	(4,591,533)	(2,041,725)

(a) Victory RS Mid Cap Growth Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

35

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(988,031)	$(937,740)	$(2,767,410)	$(3,936,287)	$(484,245)	$(782,920)
Net realized gains (losses) from investments	18,191,351	24,256,089	41,593,772	28,360,305	8,611,406	16,158,866
Net change in unrealized appreciation/ depreciation on investments	14,779,857	59,111,905	(24,189,804)	150,652,970	(6,089,626)	7,993,132
Change in net assets resulting from operations	31,983,177	82,430,254	14,636,558	175,076,988	2,037,535	23,369,078
Distributions to Shareholders:
Class A	—	(23,219,855)	—	(18,144,054)	—	(14,114,946)
Class C	—	(395,459)	—	(1,381,276)	—	(349,747)
Class R	—	(39,454)	—	(84,683)	—	(788,226)
Class Y	—	(2,406,716)	—	(5,656,725)	—	(770,522)
Member Class (a)	—	—	—	—	—	(19,278)
Change in net assets resulting from distributions to shareholders	—	(26,061,484)	—	(25,266,738)	—	(16,042,719)
Change in net assets resulting from capital transactions	(11,152,409)	(7,609,479)	(21,868,683)	7,415,321	(4,573,494)	7,918,374
Change in net assets	20,830,768	48,759,291	(7,232,125)	157,225,571	(2,535,959)	15,244,733
Net Assets:
Beginning of period	308,413,676	259,654,385	449,550,561	292,324,990	85,118,137	69,873,404
End of period	$329,244,444	$308,413,676	$442,318,436	$449,550,561	$82,582,178	$85,118,137

(a)  Victory RS Small Cap Equity Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

36

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$4,646,482	$6,628,865	$26,847,878	$50,371,770	$3,510,283	$3,788,883
Distributions reinvested	—	22,517,933	—	17,377,233	—	13,882,892
Cost of shares redeemed	(12,784,828)	(28,523,565)	(38,563,792)	(52,685,540)	(8,435,351)	(11,228,707)
Total Class A	$(8,138,346)	$623,233	$(11,715,914)	$15,063,463	$(4,925,068)	$6,443,068
Class C
Proceeds from shares issued	$23,723	$364,542	$1,492,191	$2,622,340	$257,897	$86,888
Distributions reinvested	—	391,789	—	1,369,319	—	349,747
Cost of shares redeemed	(1,720,057)	(1,944,758)	(6,347,546)	(5,505,843)	(282,480)	(175,402)
Total Class C	$(1,696,334)	$(1,188,427)	$(4,855,355)	$(1,514,184)	$(24,583)	$261,233
Class R
Proceeds from shares issued	$26,165	$42,253	$213,777	$481,852	$76,366	$296,464
Distributions reinvested	—	39,454	—	84,683	—	788,226
Cost of shares redeemed	(467)	(162,227)	(200,404)	(378,781)	(220,044)	(812,095)
Total Class R	$25,698	$(80,520)	$13,373	$187,754	$(143,678)	$272,595
Class Y
Proceeds from shares issued	$2,819,931	$2,195,308	$16,666,171	$29,550,096	$331,922	$537,133
Distributions reinvested	—	2,295,343	—	5,344,192	—	768,918
Cost of shares redeemed	(4,163,358)	(11,454,416)	(21,976,958)	(41,216,000)	(763,341)	(589,970)
Total Class Y	$(1,343,427)	$(6,963,765)	$(5,310,787)	$(6,321,712)	$(431,419)	$716,081
Member Class (a)
Proceeds from shares issued	$—	$—	$—	$—	$2,301,161	$241,917
Distributions reinvested	—	—	—	—	—	19,278
Cost of shares redeemed	—	—	—	—	(1,349,907)	(35,798)
Total Member Class	$—	$—	$—	$—	$951,254	$225,397
Change in net assets resulting from capital transactions	$(11,152,409)	$(7,609,479)	$(21,868,683)	$7,415,321	$(4,573,494)	$7,918,374

(a)  Victory RS Small Cap Equity Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	187,590	304,224	718,697	1,824,265	194,405	210,814
Reinvested	—	961,073	—	489,775	—	792,855
Redeemed	(519,851)	(1,386,023)	(1,053,647)	(2,033,344)	(472,667)	(691,975)
Total Class A	(332,261)	(120,726)	(334,950)	280,696	(278,262)	311,694
Class C
Issued	1,201	21,225	54,429	134,359	157,684	27,881
Reinvested	—	21,201	—	52,324	—	234,729
Redeemed	(88,862)	(115,239)	(231,792)	(293,019)	(175,502)	(42,161)
Total Class C	(87,661)	(72,813)	(177,363)	(106,336)	(17,818)	220,449
Class R
Issued	1,203	2,271	6,877	21,258	5,893	25,117
Reinvested	—	1,903	—	2,892	—	63,413
Redeemed	(21)	(9,571)	(6,640)	(16,429)	(18,297)	(61,871)
Total Class R	1,182	(5,397)	237	7,721	(12,404)	26,659
Class Y
Issued	112,312	101,213	407,979	1,024,327	18,033	33,437
Reinvested	—	92,966	—	137,808	—	42,295
Redeemed	(160,861)	(570,117)	(543,248)	(1,487,210)	(42,001)	(36,200)
Total Class Y	(48,549)	(375,938)	(135,269)	(325,075)	(23,968)	39,532
Member Class (a)
Issued	—	—	—	—	125,652	12,775
Reinvested	—	—	—	—	—	1,100
Redeemed	—	—	—	—	(74,719)	(1,764)
Total Member Class	—	—	—	—	50,933	12,111
Change in Shares	(467,289)	(574,874)	(647,345)	(142,994)	(281,519)	610,445

(a)  Victory RS Small Cap Equity Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

38

This page is intentionally left blank.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Small Cap Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$97.45	(0.62)	0.92	0.30	—	—
Year Ended:
December 31, 2020	$77.19	(0.97)	30.04	29.07	—	(8.81)
December 31, 2019	$61.11	(0.80)	23.84	23.04	—	(6.96)
December 31, 2018	$80.96	(0.83)	(6.54)	(7.37)	—	(12.48)
December 31, 2017	$65.31	(0.75)	24.13	23.38	—	(7.73)
December 31, 2016	$64.73	(0.55)	1.13	0.58	—	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$79.07	(0.81)	0.76	(0.05)	—	—
Year Ended:
December 31, 2020	$64.34	(1.30)	24.84	23.54	—	(8.81)
December 31, 2019	$52.19	(1.17)	20.28	19.11	—	(6.96)
December 31, 2018	$71.70	(1.31)	(5.72)	(7.03)	—	(12.48)
December 31, 2017	$58.97	(1.18)	21.64	20.46	—	(7.73)
December 31, 2016	$58.90	(0.90)	0.97	0.07	—	—
Class R
Six Months Ended June 30, 2021 (Unaudited)	$86.56	(0.70)	0.83	0.13	—	—
Year Ended:
December 31, 2020	$69.61	(1.20)	26.96	25.76	—	(8.81)
December 31, 2019	$55.87	(1.05)	21.75	20.70	—	(6.96)
December 31, 2018	$75.55	(1.15)	(6.05)	(7.20)	—	(12.48)
December 31, 2017	$61.63	(1.04)	22.69	21.65	—	(7.73)
December 31, 2016	$61.27	(0.68)	1.04	0.36	—	—
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$103.42	(0.47)	0.97	0.50	—	—
Year Ended:
December 31, 2020	$81.24	(0.73)	31.72	30.99	—	(8.81)
December 31, 2019	$63.83	(0.58)	24.95	24.37	—	(6.96)
December 31, 2018	$83.67	(0.58)	(6.78)	(7.36)	—	(12.48)
July 12, 2017(e) through December 31, 2017	$79.23	(0.41)	12.58	12.17	—	(7.73)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Small Cap Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$97.75	0.27%	1.40%	(1.27)%	1.42%	$790,943	48%
Year Ended:
December 31, 2020	(8.81)	$97.45	37.84%	1.40%	(1.20)%	1.43%	$820,006	72%
December 31, 2019	(6.96)	$77.19	37.91%	1.40%	(1.06)%	1.44%	$687,425	100%
December 31, 2018	(12.48)	$61.11	(8.97)%	1.40%	(0.94)%	1.45%	$499,350	86%
December 31, 2017	(7.73)	$80.96	36.86%	1.40%	(1.00)%	1.44%	$575,227	107%
December 31, 2016	—	$65.31	0.90%	1.40%	(0.92)%	1.45%	$481,125	91%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$79.02	(0.10)%	2.16%	(2.04)%	2.17%	$15,385	48%
Year Ended:
December 31, 2020	(8.81)	$79.07	36.78%	2.16%	(1.96)%	2.26%	$20,323	72%
December 31, 2019	(6.96)	$64.34	36.88%	2.16%	(1.82)%	2.27%	$18,581	100%
December 31, 2018	(12.48)	$52.19	(9.66)%	2.16%	(1.71)%	2.26%	$13,602	86%
December 31, 2017	(7.73)	$71.70	35.84%	2.16%	(1.75)%	2.23%	$13,633	107%
December 31, 2016	—	$58.97	0.12%	2.16%	(1.67)%	2.22%	$13,035	91%
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$86.69	0.10%	1.73%	(1.61)%	1.73%	$7,641	48%
Year Ended:
December 31, 2020	(8.81)	$86.56	37.20%	1.86%	(1.66)%	1.97%	$8,513	72%
December 31, 2019	(6.96)	$69.61	37.28%	1.86%	(1.52)%	1.93%	$8,012	100%
December 31, 2018	(12.48)	$55.87	(9.39)%	1.86%	(1.40)%	1.87%	$7,285	86%
December 31, 2017	(7.73)	$75.55	36.24%	1.86%	(1.46)%	1.94%	$7,698	107%
December 31, 2016	—	$61.63	0.59%	1.70%	(1.20)%	1.70%	$5,371	91%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	—	$103.92	0.44%	1.04%	(0.91)%	1.04%	$720,575	48%
Year Ended:
December 31, 2020	(8.81)	$103.42	38.32%	1.06%	(0.86)%	1.06%	$677,128	72%
December 31, 2019	(6.96)	$81.24	38.38%	1.06%	(0.72)%	1.06%	$441,471	100%
December 31, 2018	(12.48)	$63.83	(8.66)%	1.06%	(0.64)%	1.10%	$113,288	86%
July 12, 2017(e) through December 31, 2017	(7.73)	$83.67	16.23%	1.06%	(1.03)%	1.41%	$25,551	107%

(continues on next page)

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Small Cap Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$103.10	(0.52)	0.97	0.45	—	—
Year Ended:
December 31, 2020	$81.06	(0.79)	31.64	30.85	—	(8.81)
December 31, 2019	$63.75	(0.62)	24.89	24.27	—	(6.96)
December 31, 2018	$83.64	(0.61)	(6.80)	(7.41)	—	(12.48)
December 31, 2017	$67.08	(0.53)	24.82	24.29	—	(7.73)
December 31, 2016	$66.32	(0.39)	1.16	0.77	(0.01)	—
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Small Cap Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$103.55	0.40%	1.13%	(1.00)%	1.14%	$1,355,687	48%
Year Ended:
December 31, 2020	(8.81)	$103.10	38.21%	1.13%	(0.93)%	1.15%	$1,411,316	72%
December 31, 2019	(6.96)	$81.06	38.29%	1.13%	(0.79)%	1.15%	$1,131,648	100%
December 31, 2018	(12.48)	$63.75	(8.72)%	1.13%	(0.67)%	1.15%	$967,112	86%
December 31, 2017	(7.73)	$83.64	37.23%	1.13%	(0.68)%	1.17%	$1,081,427	107%
December 31, 2016	(0.01)	$67.08	1.16%	1.13%	(0.64)%	1.21%	$1,379,669	91%

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Select Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$38.19	(0.23)	3.51	3.28	—	—	$41.47	8.59%
Year Ended:
December 31, 2020	$33.81	(0.40)	11.43	11.03	(6.65)	(6.65)	$38.19	33.22%
December 31, 2019	$28.96	(0.37)	9.68	9.31	(4.46)	(4.46)	$33.81	32.29%
December 31, 2018	$46.03	(0.42)	(3.12)	(3.54)	(13.53)	(13.53)	$28.96	(7.23)%
December 31, 2017	$45.04	(0.43)	8.16	7.73	(6.74)	(6.74)	$46.03	17.10%
December 31, 2016	$43.54	(0.32)	3.30	2.98	(1.48)	(1.48)	$45.04	6.85%
Class C
Six Months Ended June 30, 2021 (Unaudited)	$28.54	(0.29)	2.62	2.33	—	—	$30.87	8.16%
Year Ended:
December 31, 2020	$26.77	(0.53)	8.95	8.42	(6.65)	(6.65)	$28.54	32.20%
December 31, 2019	$23.82	(0.53)	7.94	7.41	(4.46)	(4.46)	$26.77	31.28%
December 31, 2018	$40.80	(0.70)	(2.75)	(3.45)	(13.53)	(13.53)	$23.82	(7.98)%
December 31, 2017	$40.89	(0.73)	7.38	6.65	(6.74)	(6.74)	$40.80	16.19%
December 31, 2016	$39.97	(0.60)	3.00	2.40	(1.48)	(1.48)	$40.89	6.04%
Class R
Six Months Ended June 30, 2021 (Unaudited)	$29.34	(0.26)	2.69	2.43	—	—	$31.77	8.28%
Year Ended:
December 31, 2020	$27.30	(0.46)	9.15	8.69	(6.65)	(6.65)	$29.34	32.57%
December 31, 2019	$24.16	(0.45)	8.05	7.60	(4.46)	(4.46)	$27.30	31.63%
December 31, 2018	$41.06	(0.59)	(2.78)	(3.37)	(13.53)	(13.53)	$24.16	(7.70)%
December 31, 2017	$41.00	(0.61)	7.41	6.80	(6.74)	(6.74)	$41.06	16.51%
December 31, 2016	$39.93	(0.46)	3.01	2.55	(1.48)	(1.48)	$41.00	6.39%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$41.25	(0.18)	3.79	3.61	—	—	$44.86	8.75%
Year Ended:
December 31, 2020	$35.99	(0.31)	12.22	11.91	(6.65)	(6.65)	$41.25	33.65%
December 31, 2019	$30.50	(0.27)	10.22	9.95	(4.46)	(4.46)	$35.99	32.76%
December 31, 2018	$47.53	(0.29)	(3.21)	(3.50)	(13.53)	(13.53)	$30.50	(6.92)%
December 31, 2017	$46.16	(0.28)	8.39	8.11	(6.74)	(6.74)	$47.53	17.48%
November 15, 2016(e) through December 31, 2016	$46.65	(0.03)	1.02	0.99	(1.48)	(1.48)	$46.16	2.15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Select Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.40%	(1.18)%	1.47%	$126,788	42%
Year Ended:
December 31, 2020	1.40%	(1.14)%	1.49%	$115,014	73%
December 31, 2019	1.40%	(1.06)%	1.52%	$97,337	74%
December 31, 2018	1.40%	(0.86)%	1.50%	$94,393	79%
December 31, 2017	1.40%	(0.88)%	1.49%	$147,531	69%
December 31, 2016	1.40%	(0.74)%	1.47%	$170,825	89%
Class C
Six Months Ended June 30, 2021 (Unaudited)	2.18%	(1.97)%	2.27%	$16,089	42%
Year Ended:
December 31, 2020	2.18%	(1.92)%	2.29%	$23,831	73%
December 31, 2019	2.18%	(1.84)%	2.30%	$26,988	74%
December 31, 2018	2.18%	(1.64)%	2.25%	$31,754	79%
December 31, 2017	2.18%	(1.66)%	2.24%	$51,208	69%
December 31, 2016	2.18%	(1.52)%	2.23%	$63,841	89%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.91%	(1.70)%	2.67%	$440	42%
Year Ended:
December 31, 2020	1.91%	(1.64)%	5.35%	$504	73%
December 31, 2019	1.91%	(1.57)%	4.35%	$604	74%
December 31, 2018	1.91%	(1.38)%	3.60%	$701	79%
December 31, 2017	1.91%	(1.39)%	2.90%	$1,014	69%
December 31, 2016	1.82%	(1.17)%	1.82%	$1,440	89%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	1.06%	(0.85)%	1.95%	$1,199	42%
Year Ended:
December 31, 2020	1.06%	(0.80)%	4.52%	$710	73%
December 31, 2019	1.06%	(0.72)%	5.46%	$302	74%
December 31, 2018	1.06%	(0.59)%	6.33%	$239	79%
December 31, 2017	1.06%	(0.55)%	27.47%	$151	69%
November 15, 2016(e) through December 31, 2016	1.06%	(0.43)%	26.37%	$51	89%

(continues on next page)

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Victory RS Select Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$41.02	(0.20)	3.77	3.57	—	—	$44.59	8.70%
Year Ended:
December 31, 2020	$35.84	(0.33)	12.16	11.83	(6.65)	(6.65)	$41.02	33.57%
December 31, 2019	$30.41	(0.29)	10.18	9.89	(4.46)	(4.46)	$35.84	32.66%
December 31, 2018	$47.47	(0.30)	(3.23)	(3.53)	(13.53)	(13.53)	$30.41	(7.02)%
December 31, 2017	$46.15	(0.31)	8.37	8.06	(6.74)	(6.74)	$47.47	17.40%
December 31, 2016	$44.47	(0.21)	3.37	3.16	(1.48)	(1.48)	$46.15	7.13%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Select Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	1.14%	(0.93)%	1.21%	$89,202	42%
Year Ended:
December 31, 2020	1.14%	(0.88)%	1.24%	$93,844	73%
December 31, 2019	1.14%	(0.80)%	1.23%	$94,933	74%
December 31, 2018	1.14%	(0.59)%	1.21%	$120,696	79%
December 31, 2017	1.14%	(0.62)%	1.20%	$244,689	69%
December 31, 2016	1.14%	(0.49)%	1.20%	$287,970	89%

See notes to financial statements.

47

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$32.99	(0.16)	2.36	2.20	(1.42)	—
Year Ended:
December 31, 2020	$25.56	(0.20)	8.98	8.78	(1.35)	—
December 31, 2019	$19.96	(0.17)	5.77	5.60	—	—
December 31, 2018	$25.77	(0.14)	(1.79)	(1.93)	(3.00)	(0.88)
December 31, 2017	$21.32	(0.10)	4.55	4.45	—	—
December 31, 2016	$20.29	(0.07)	1.10	1.03	—	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$28.05	(0.25)	1.99	1.74	(1.42)	—
Year Ended:
December 31, 2020	$22.08	(0.38)	7.70	7.32	(1.35)	—
December 31, 2019	$17.40	(0.34)	5.02	4.68	—	—
December 31, 2018	$23.22	(0.35)	(1.59)	(1.94)	(3.65)	(0.23)
December 31, 2017	$19.38	(0.28)	4.12	3.84	—	—
December 31, 2016	$18.61	(0.23)	1.00	0.77	—	—
Class R
Six Months Ended June 30, 2021 (Unaudited)	$29.79	(0.23)	2.12	1.89	(1.42)	—
Year Ended:
December 31, 2020	$23.32	(0.33)	8.15	7.82	(1.35)	—
December 31, 2019	$18.31	(0.28)	5.29	5.01	—	—
December 31, 2018	$24.14	(0.29)	(1.66)	(1.95)	(3.86)	(0.02)
December 31, 2017	$20.09	(0.23)	4.28	4.05	—	—
December 31, 2016	$19.22	(0.16)	1.03	0.87	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$33.77	6.64%	1.20%	(0.98)%	1.35%	$95,161	41%
Year Ended:
December 31, 2020	(1.35)	$32.99	34.47%	1.20%	(0.75)%	1.35%	$93,072	92%
December 31, 2019	—	$25.56	28.06%	1.20%	(0.67)%	1.35%	$82,888	86%
December 31, 2018	(3.88)	$19.96	(7.37)%	1.20%	(0.53)%	1.34%	$75,451	126%
December 31, 2017	—	$25.77	20.87%	1.20%	(0.44)%	1.29%	$108,271	86%
December 31, 2016	—	$21.32	5.08%	1.20%	(0.35)%	1.27%	$231,056	138%
Class C
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$28.37	6.16%	2.06%	(1.83)%	2.06%	$15,585	41%
Year Ended:
December 31, 2020	(1.35)	$28.05	33.30%	2.11%	(1.65)%	2.14%	$17,325	92%
December 31, 2019	—	$22.08	26.90%	2.11%	(1.58)%	2.12%	$20,266	86%
December 31, 2018	(3.88)	$17.40	(8.23)%	2.11%	(1.44)%	2.12%	$18,072	126%
December 31, 2017	—	$23.22	19.81%	2.10%	(1.33)%	2.10%	$23,264	86%
December 31, 2016	—	$19.38	4.14%	2.11%	(1.25)%	2.11%	$24,618	138%
Class R
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$30.26	6.30%	1.80%	(1.58)%	2.32%	$633	41%
Year Ended:
December 31, 2020	(1.35)	$29.79	33.67%	1.80%	(1.34)%	4.13%	$596	92%
December 31, 2019	—	$23.32	27.36%	1.80%	(1.26)%	3.41%	$927	86%
December 31, 2018	(3.88)	$18.31	(7.99)%	1.80%	(1.13)%	2.68%	$1,144	126%
December 31, 2017	—	$24.14	20.21%	1.80%	(1.03)%	2.43%	$1,685	86%
December 31, 2016	—	$20.09	4.53%	1.69%	(0.84)%	1.69%	$1,486	138%

(continues on next page)

See notes to financial statements.

49

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$34.53	(0.13)	2.47	2.34	(1.42)	—
Year Ended:
December 31, 2020	$26.63	(0.14)	9.39	9.25	(1.35)	—
December 31, 2019	$20.74	(0.11)	6.00	5.89	—	—
December 31, 2018	$26.55	(0.07)	(1.86)	(1.93)	(3.84)	(0.04)
December 31, 2017	$21.90	(0.04)	4.69	4.65	—	—
November 15, 2016(e) through December 31, 2016	$21.30	— (f)	0.60	0.60	—	—
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$34.50	(0.12)	2.46	2.34	(1.42)	—
Year Ended:
December 31, 2020	$26.61	(0.14)	9.38	9.24	(1.35)	—
December 31, 2019	$20.73	(0.11)	5.99	5.88	—	—
December 31, 2018	$26.54	(0.08)	(1.85)	(1.93)	(1.17)	(2.71)
December 31, 2017	$21.90	(0.04)	4.68	4.64	—	—
December 31, 2016	$20.79	(0.02)	1.13	1.11	—	—
Member Class
Six Months Ended June 30, 2021 (Unaudited)	$33.00	(0.14)	2.37	2.23	(1.42)	—
November 3, 2020(e) through December 31, 2020	$29.16	(0.04)	5.23	5.19	(1.35)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Mid Cap Growth Fund
Class R6
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$35.45	6.75%	0.94%	(0.73)%	0.98%	$22,863	41%
Year Ended:
December 31, 2020	(1.35)	$34.53	34.86%	0.94%	(0.49)%	1.01%	$27,861	92%
December 31, 2019	—	$26.63	28.40%	0.94%	(0.44)%	1.05%	$20,321	86%
December 31, 2018	(3.88)	$20.74	(7.15)%	0.94%	(0.26)%	1.32%	$3,793	126%
December 31, 2017	—	$26.55	21.23%	0.94%	(0.17)%	2.26%	$2,132	86%
November 15, 2016(e) through December 31, 2016	—	$21.90	2.82%	0.94%	(0.02)%	25.90%	$60	138%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$35.42	6.75%	0.95%	(0.72)%	1.10%	$323,804	41%
Year Ended:
December 31, 2020	(1.35)	$34.50	34.84%	0.95%	(0.50)%	1.10%	$466,342	92%
December 31, 2019	—	$26.61	28.36%	0.95%	(0.43)%	1.10%	$395,586	86%
December 31, 2018	(3.88)	$20.73	(7.15)%	0.95%	(0.27)%	1.05%	$243,009	126%
December 31, 2017	—	$26.54	21.19%	0.95%	(0.18)%	1.06%	$310,050	86%
December 31, 2016	—	$21.90	5.34%	0.95%	(0.10)%	1.05%	$168,936	138%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	(1.42)	$33.81	6.69%	1.05%	(0.84)%	5.44%	$643	41%
November 3, 2020(e) through December 31, 2020	(1.35)	$33.00	17.94%	1.05%	(0.71)%	31.23%	$109	92%

See notes to financial statements.

51

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$23.84	(0.08)	2.61	2.53	—	—	$26.37	10.61%
Year Ended:
December 31, 2020	$19.22	(0.08)	6.89	6.81	(2.19)	(2.19)	$23.84	35.64%
December 31, 2019	$16.40	(0.03)	4.90	4.87	(2.05)	(2.05)	$19.22	29.83%
December 31, 2018	$20.60	(0.06)	(1.36)	(1.42)	(2.78)	(2.78)	$16.40	(6.81)%
December 31, 2017	$16.44	(0.02)	5.24	5.22	(1.06)	(1.06)	$20.60	31.75%
December 31, 2016	$17.49	(0.02)	0.36	0.34	(1.39)	(1.39)	$16.44	1.86%
Class C
Six Months Ended June 30, 2021 (Unaudited)	$18.80	(0.14)	2.05	1.91	—	—	$20.71	10.16%
Year Ended:
December 31, 2020	$15.63	(0.20)	5.56	5.36	(2.19)	(2.19)	$18.80	34.55%
December 31, 2019	$13.75	(0.16)	4.09	3.93	(2.05)	(2.05)	$15.63	28.74%
December 31, 2018	$17.90	(0.21)	(1.16)	(1.37)	(2.78)	(2.78)	$13.75	(7.56)%
December 31, 2017	$14.51	(0.15)	4.60	4.45	(1.06)	(1.06)	$17.90	30.57%
December 31, 2016	$15.73	(0.14)	0.31	0.17	(1.39)	(1.39)	$14.51	1.05%
Class R
Six Months Ended June 30, 2021 (Unaudited)	$21.09	(0.14)	2.30	2.16	—	—	$23.25	10.24%
Year Ended:
December 31, 2020	$17.29	(0.19)	6.18	5.99	(2.19)	(2.19)	$21.09	34.87%
December 31, 2019	$15.00	(0.14)	4.48	4.34	(2.05)	(2.05)	$17.29	29.08%
December 31, 2018	$19.22	(0.18)	(1.26)	(1.44)	(2.78)	(2.78)	$15.00	(7.41)%
December 31, 2017	$15.49	(0.13)	4.92	4.79	(1.06)	(1.06)	$19.22	30.92%
December 31, 2016	$16.65	(0.11)	0.34	0.23	(1.39)	(1.39)	$15.49	1.29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Growth Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.10%	(0.65)%	1.17%	$294,723	28%
Year Ended:
December 31, 2020	1.10%	(0.37)%	1.19%	$274,388	73%
December 31, 2019	1.10%	(0.16)%	1.19%	$223,503	95%
December 31, 2018	1.10%	(0.28)%	1.19%	$188,220	87%
December 31, 2017	1.10%	(0.09)%	1.20%	$218,238	74%
December 31, 2016	1.10%	(0.09)%	1.20%	$189,921	123%
Class C
Six Months Ended June 30, 2021 (Unaudited)	1.93%	(1.50)%	2.08%	$2,294	28%
Year Ended:
December 31, 2020	1.93%	(1.20)%	2.43%	$3,731	73%
December 31, 2019	1.93%	(0.99)%	2.33%	$4,240	95%
December 31, 2018	1.93%	(1.10)%	2.20%	$4,409	87%
December 31, 2017	1.93%	(0.92)%	2.10%	$6,974	74%
December 31, 2016	1.93%	(0.93)%	2.06%	$8,487	123%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.71%	(1.26)%	2.15%	$491	28%
Year Ended:
December 31, 2020	1.71%	(0.98)%	6.08%	$420	73%
December 31, 2019	1.71%	(0.77)%	5.41%	$438	95%
December 31, 2018	1.71%	(0.88)%	3.49%	$516	87%
December 31, 2017	1.71%	(0.70)%	2.72%	$830	74%
December 31, 2016	1.71%	(0.69)%	1.77%	$1,054	123%

(continues on next page)

See notes to financial statements.

53

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Victory RS Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$25.13	(0.05)	2.75	2.70	—	—	$27.83	10.74%
Year Ended:
December 31, 2020	$20.11	(0.02)	7.23	7.21	(2.19)	(2.19)	$25.13	36.06%
December 31, 2019	$17.04	0.02	5.10	5.12	(2.05)	(2.05)	$20.11	30.18%
December 31, 2018	$21.23	— (e)	(1.41)	(1.41)	(2.78)	(2.78)	$17.04	(6.56)%
December 31, 2017	$16.88	0.03	5.38	5.41	(1.06)	(1.06)	$21.23	32.05%
December 31, 2016	$17.87	0.03	0.37	0.40	(1.39)	(1.39)	$16.88	2.16%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

54

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Growth Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	0.83%	(0.38)%	0.92%	$31,737	28%
Year Ended:
December 31, 2020	0.83%	(0.09)%	0.99%	$29,875	73%
December 31, 2019	0.83%	0.11%	0.98%	$31,473	95%
December 31, 2018	0.83%	(0.01)%	0.97%	$26,457	87%
December 31, 2017	0.83%	0.17%	0.97%	$30,309	74%
December 31, 2016	0.83%	0.17%	0.95%	$25,107	123%

See notes to financial statements.

55

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)
Victory RS Science and Technology Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$36.35	(0.23)	1.51	1.28	—	—	—		$37.63	3.49%
Year Ended:
December 31, 2020	$23.37	(0.34)	15.48	15.14	(2.16)	(2.16)	—		$36.35	65.03%
December 31, 2019	$18.34	(0.26)	7.43	7.17	(2.14)	(2.14)	—		$23.37	39.32%
December 31, 2018	$21.56	(0.27)	0.06	(0.21)	(3.01)	(3.01)	—		$18.34	(0.73)%
December 31, 2017	$17.49	(0.25)	8.04	7.79	(3.72)	(3.72)	—		$21.56	44.74%
December 31, 2016	$17.35	(0.22)	2.64	2.42	(2.28)	(2.28)	—	(f)	$17.49	13.80	%(b)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$26.81	(0.27)	1.10	0.83	—	—	—		$27.64	3.06%
Year Ended:
December 31, 2020	$17.73	(0.41)	11.65	11.24	(2.16)	(2.16)	—		$26.81	63.71%
December 31, 2019	$14.40	(0.35)	5.82	5.47	(2.14)	(2.14)	—		$17.73	38.27%
December 31, 2018	$17.73	(0.38)	0.06	(0.32)	(3.01)	(3.01)	—		$14.40	(1.58)%
December 31, 2017	$14.96	(0.36)	6.85	6.49	(3.72)	(3.72)	—		$17.73	43.70%
December 31, 2016	$15.25	(0.31)	2.30	1.99	(2.28)	(2.28)	—	(f)	$14.96	12.87	%(b)
Class R
Six Months Ended June 30, 2021 (Unaudited)	$29.99	(0.26)	1.24	0.98	—	—	—		$30.97	3.23%
Year Ended:
December 31, 2020	$19.60	(0.39)	12.94	12.55	(2.16)	(2.16)	—		$29.99	64.32%
December 31, 2019	$15.70	(0.31)	6.35	6.04	(2.14)	(2.14)	—		$19.60	38.73%
December 31, 2018	$18.99	(0.33)	0.05	(0.28)	(3.01)	(3.01)	—		$15.70	(1.20)%
December 31, 2017	$15.78	(0.31)	7.24	6.93	(3.72)	(3.72)	—		$18.99	44.05%
December 31, 2016	$15.91	(0.26)	2.41	2.15	(2.28)	(2.28)	—	(f)	$15.78	13.41	%(b)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

56

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Science and Technology Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.46%	(1.27)%	1.46%	$319,254	26%
Year Ended:
December 31, 2020	1.48%	(1.22)%	1.48%	$320,605	30%
December 31, 2019	1.48%	(1.14)%	1.48%	$199,591	88%
December 31, 2018	1.47%	(1.10)%	1.47%	$140,389	83%
December 31, 2017	1.49%	(1.18)%	1.49%	$146,002	89%
December 31, 2016	1.51%	(1.24)%	1.52%	$105,041	114%
Class C
Six Months Ended June 30, 2021 (Unaudited)	2.22%	(2.04)%	2.22%	$14,068	26%
Year Ended:
December 31, 2020	2.28%	(2.03)%	2.32%	$18,398	30%
December 31, 2019	2.28%	(1.94)%	2.34%	$14,054	88%
December 31, 2018	2.28%	(1.91)%	2.31%	$11,857	83%
December 31, 2017	2.28%	(1.97)%	2.31%	$11,831	89%
December 31, 2016	2.32%	(2.05)%	2.32%	$10,332	114%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.93%	(1.74)%	1.97%	$1,322	26%
Year Ended:
December 31, 2020	1.93%	(1.68)%	3.69%	$1,273	30%
December 31, 2019	1.93%	(1.59)%	4.28%	$681	88%
December 31, 2018	1.93%	(1.56)%	2.75%	$707	83%
December 31, 2017	1.93%	(1.62)%	2.54%	$1,705	89%
December 31, 2016	1.91%	(1.63)%	1.91%	$1,394	114%

(continues on next page)

See notes to financial statements.

57

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)
Victory RS Science and Technology Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$39.73	(0.21)	1.65	1.44	—	—	—		$41.17	3.60%
Year Ended:
December 31, 2020	$25.36	(0.29)	16.82	16.53	(2.16)	(2.16)	—		$39.73	65.40%
December 31, 2019	$19.72	(0.22)	8.00	7.78	(2.14)	(2.14)	—		$25.36	39.66%
December 31, 2018	$22.90	(0.22)	0.05	(0.17)	(3.01)	(3.01)	—		$19.72	(0.51)%
December 31, 2017	$18.37	(0.21)	8.46	8.25	(3.72)	(3.72)	—		$22.90	45.11%
December 31, 2016	$18.08	(0.18)	2.75	2.57	(2.28)	(2.28)	—	(f)	$18.37	14.07	%(b)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

58

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Science and Technology Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	1.21%	(1.02)%	1.21%	$107,673	26%
Year Ended:
December 31, 2020	1.24%	(0.99)%	1.26%	$109,275	30%
December 31, 2019	1.24%	(0.89)%	1.26%	$77,998	88%
December 31, 2018	1.24%	(0.85)%	1.25%	$53,395	83%
December 31, 2017	1.24%	(0.92)%	1.26%	$32,047	89%
December 31, 2016	1.28%	(1.01)%	1.29%	$19,335	114%

See notes to financial statements.

59

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$18.02	(0.10)	0.59	0.49	—	—	—	$18.51	2.72%
Year Ended:
December 31, 2020	$16.05	(0.19)	6.17	5.98	(4.01)	(4.01)	—	$18.02	37.99%
December 31, 2019	$12.97	(0.15)	5.11	4.96	(1.88)	(1.88)	—	$16.05	38.49%
December 31, 2018	$18.88	(0.16)	(1.47)	(1.63)	(4.28)	(4.28)	—	$12.97	(8.39)%
December 31, 2017	$14.41	(0.14)	5.55	5.41	(0.94)	(0.94)	—	$18.88	37.57%
December 31, 2016	$14.24	(0.12)	0.28	0.16	—	—	0.01	$14.41	1.19	%(b)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$1.53	(0.02)	0.06	0.04	—	—	—	$1.57	2.61%
Year Ended:
December 31, 2020	$4.13	(0.07)	1.48	1.41	(4.01)	(4.01)	—	$1.53	36.75%
December 31, 2019	$4.40	(0.09)	1.70	1.61	(1.88)	(1.88)	—	$4.13	37.26%
December 31, 2018	$9.61	(0.17)	(0.76)	(0.93)	(4.28)	(4.28)	—	$4.40	(9.23)%
December 31, 2017	$7.74	(0.15)	2.96	2.81	(0.94)	(0.94)	—	$9.61	36.34%
December 31, 2016	$7.71	(0.12)	0.14	0.02	—	—	0.01	$7.74	0.39	%(b)
Class R
Six Months Ended June 30, 2021 (Unaudited)	$12.79	(0.11)	0.42	0.31	—	—	—	$13.10	2.42%
Year Ended:
December 31, 2020	$12.32	(0.20)	4.68	4.48	(4.01)	(4.01)	—	$12.79	37.31%
December 31, 2019	$10.32	(0.18)	4.06	3.88	(1.88)	(1.88)	—	$12.32	37.91%
December 31, 2018	$16.08	(0.23)	(1.25)	(1.48)	(4.28)	(4.28)	—	$10.32	(8.92)%
December 31, 2017	$12.44	(0.20)	4.78	4.58	(0.94)	(0.94)	—	$16.08	36.84%
December 31, 2016	$12.33	(0.14)	0.24	0.10	—	—	0.01	$12.44	0.89	%(b)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

60

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.22%	(1.15)%	1.22%	$73,559	56%
Year Ended:
December 31, 2020	1.29%	(1.14)%	1.29%	$76,611	157%
December 31, 2019	1.26%	(0.93)%	1.26%	$63,247	89%
December 31, 2018	1.22%	(0.78)%	1.22%	$51,619	77%
December 31, 2017	1.25%	(0.84)%	1.25%	$65,514	79%
December 31, 2016	1.35%	(0.88)%	1.36%	$52,075	86%
Class C
Six Months Ended June 30, 2021 (Unaudited)	2.10%	(2.03)%	4.04%	$498	56%
Year Ended:
December 31, 2020	2.10%	(1.94)%	5.26%	$515	157%
December 31, 2019	2.10%	(1.76)%	3.86%	$478	89%
December 31, 2018	2.10%	(1.71)%	4.24%	$616	77%
December 31, 2017	2.10%	(1.69)%	3.87%	$533	79%
December 31, 2016	2.10%	(1.64)%	3.14%	$410	86%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.75%	(1.68)%	1.87%	$3,245	56%
Year Ended:
December 31, 2020	1.75%	(1.59)%	2.05%	$3,325	157%
December 31, 2019	1.75%	(1.42)%	2.05%	$2,874	89%
December 31, 2018	1.75%	(1.30)%	1.88%	$2,303	77%
December 31, 2017	1.75%	(1.34)%	1.97%	$3,381	79%
December 31, 2016	1.70%	(1.24)%	1.70%	$2,954	86%

(continues on next page)

See notes to financial statements.

61

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)
Victory RS Small Cap Equity Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$18.71	(0.10)	0.62	0.52	—	—	—	$19.23	2.78%
Year Ended:
December 31, 2020	$16.52	(0.16)	6.36	6.20	(4.01)	(4.01)	—	$18.71	38.24%
December 31, 2019	$13.29	(0.13)	5.24	5.11	(1.88)	(1.88)	—	$16.52	38.69%
December 31, 2018	$19.20	(0.14)	(1.49)	(1.63)	(4.28)	(4.28)	—	$13.29	(8.23)%
December 31, 2017	$14.62	(0.14)	5.66	5.52	(0.94)	(0.94)	—	$19.20	37.78%
December 31, 2016	$14.39	(0.08)	0.30	0.22	—	—	0.01	$14.62	1.60	%(b)
Member Class
Six Months Ended June 30, 2021 (Unaudited)	$18.04	(0.10)	0.59	0.49	—	—	—	$18.53	2.72%
November 3, 2020(f) through December 31, 2020	$17.72	(0.04)	4.37	4.33	(4.01)	(4.01)	—	$18.04	25.09%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

62

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS Small Cap Equity Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	1.10%	(1.03)%	1.11%	$4,112	56%
Year Ended:
December 31, 2020	1.10%	(0.95)%	1.58%	$4,449	157%
December 31, 2019	1.10%	(0.77)%	1.43%	$3,275	89%
December 31, 2018	1.10%	(0.69)%	1.68%	$2,750	77%
December 31, 2017	1.10%	(0.78)%	1.34%	$6,398	79%
December 31, 2016	1.10%	(0.64)%	1.24%	$1,834	86%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	1.15%	(1.07)%	5.76%	$1,168	56%
November 3, 2020(f) through December 31, 2020	1.15%	(1.14)%	23.73%	$218	157%

See notes to financial statements.

63

Victory Portfolios	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 41 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund	Classes A, C, R, R6 and Y
Victory RS Select Growth Fund	RS Select Growth Fund	Classes A, C, R, R6 and Y
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund	Classes A, C, R, R6, Y and Member Class*
Victory RS Growth Fund	RS Growth Fund	Classes A, C, R and Y
Victory RS Science and	RS Science and	Classes A, C, R and Y
Technology Fund	Technology Fund
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund	Classes A, C, R, Y and Member Class*

*  Member Class commenced operations on November 3, 2020

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

64

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS Small Cap Growth Fund
Common Stocks	$2,870,709,373	$7,242,827	$—	$2,877,952,200
Collateral for Securities Loaned	280,518,714	—	—	280,518,714
Total	$3,151,228,087	$7,242,827	$—	$3,158,470,914
RS Select Growth Fund
Common Stocks	$229,064,936	$—	$—	$229,064,936
Collateral for Securities Loaned	5,200,083	—	—	5,200,083
Total	$234,265,019	$—	$—	$234,265,019
RS Mid Cap Growth Fund
Common Stocks	$457,333,176	$—	$—	$457,333,176
Collateral for Securities Loaned	22,643,008	—	—	22,643,008
Total	$479,976,184	$—	$—	$479,976,184
RS Growth Fund
Common Stocks	$323,657,952	$—	$—	$323,657,952
Collateral for Securities Loaned	9,948,087	—	—	9,948,087
Total	$333,606,039	$—	$—	$333,606,039

65

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
RS Science and Technology Fund
Common Stocks	$438,401,335	$4,326,149	$—	$442,727,484
Warrants	126,287	92,846	—	219,133
Collateral for Securities Loaned	35,671,595	—	—	35,671,595
Total	$474,199,217	$4,418,995	$—	$478,618,212
RS Small Cap Equity Fund
Common Stocks	$80,638,355	$—	$—	$80,638,355
Collateral for Securities Loaned	15,238,085	—	—	15,238,085
Total	$95,876,440	$—	$—	$95,876,440

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by a Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month or more of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Private Investments in Public Companies:

The RS Science and Technology Fund may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly-held company, or "PIPE." The issuer's common stock is usually publicly traded on a U.S. securities exchange or in the OTC market, but the securities acquired will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration

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statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer's common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register within an agreed upon period of time for public resale under the U.S. securities laws the common stock or the shares of common stock issuable upon conversion of the convertible securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g. warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Assets (Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
RS Small Cap Growth Fund	$274,460,222	$274,460,222	$—	$—	$—	$—
RS Select Growth Fund	5,100,591	5,100,591	—	—	—	—
RS Mid Cap Growth Fund	21,939,015	21,939,015	—	—	—	—
RS Growth Fund	9,707,512	9,707,512	—	—	—	—
RS Science and Technology Fund	34,745,817	34,745,817	—	—	—	—
RS Small Cap Equity Fund	14,707,983	14,707,983	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows.

	Excluding U.S. Government Securities
	Purchases	Sales
RS Small Cap Growth Fund	$1,380,860,095	$1,412,488,623
RS Select Growth Fund	97,264,964	118,674,142
RS Mid Cap Growth Fund	225,234,150	406,085,223

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	Excluding U.S. Government Securities
	Purchases	Sales
RS Growth Fund	$86,829,587	$101,848,998
RS Science and Technology Fund	115,792,189	130,174,676
RS Small Cap Equity Fund	45,521,965	50,495,149

For the six months ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Assets up to $15 billion		Assets $15 billion - $30 billion		Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

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Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class shares of the Funds and receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class R	Class R6	Class Y	Member Class
RS Small Cap Growth Fund	0.25%	1.00%	0.50%	0.00%	0.00%	N/A
RS Select Growth Fund	0.25%	1.00%	0.50%	0.00%	0.00%	N/A
RS Mid Cap Growth Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
RS Growth Fund	0.25%	1.00%	0.50%	N/A	0.00%	N/A
RS Science and Technology Fund	0.25%	1.00%	0.50%	N/A	0.00%	N/A
RS Small Cap Equity Fund	0.25%	1.00%	0.50%	N/A	0.00%	0.00%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended June 30, 2021, the Distributor received approximately $20,016 from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2022
	Class A	Class C	Class R	Class R6	Class Y	Member Class
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.06%	1.13%	N/A
RS Select Growth Fund	1.40%	2.18%	1.91%	1.06%	1.14%	N/A
RS Mid Cap Growth Fund	1.20%	2.11%	1.80%	0.94%	0.95%	1.05%
RS Growth Fund	1.10%	1.93%	1.71%	N/A	0.83%	N/A
RS Science and Technology Fund	1.49%	2.28%	1.93%	N/A	1.24%	N/A
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	N/A	1.10%	1.15%

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Under the terms of the expense limitation agreements, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
RS Small Cap Growth Fund	$293,922	$506,151	$489,756	$122,065	$1,411,894
RS Select Growth Fund	141,722	285,457	227,571	90,962	745,712
RS Mid Cap Growth Fund	204,568	681,628	759,444	402,127	2,047,767
RS Growth Fund	145,836	288,176	294,950	117,801	846,763
RS Science and Technology Fund	17,418	41,114	37,306	288	96,126
RS Small Cap Equity Fund	15,435	30,362	40,673	29,335	115,805

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Concentration Risk — The RS Science and Technology Fund (herein, the "Fund") may concentrate its investments in a particular industry, as the term "concentration" is used in the 1940 Act. Concentrating

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investments in the Science and Technology-related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund's cash position or cash requirements to exceed normal levels.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets, and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

Private Investments in Public Companies Risk — The risks associated with PIPE transactions that the RS Science and Technology Fund invests is that the issuer may be unable to register the shares for public resale in a timely manner or at all, in which case the shares may be sold only in a privately negotiated transaction, typically at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer's securities may nevertheless be "thin" or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible. While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the

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Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized or participated in the Facility during the six months ended June 30, 2021, were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
RS Select Growth Fund	Borrower	$—	$3,492,500	2	0.57%	$3,837,000
RS Mid Cap Growth Fund	Borrower	—	6,020,000	2	0.56%	10,776,000
RS Growth Fund	Borrower	—	1,339,000	1	0.57%	1,339,000
RS Science and Technology Fund	Borrower	—	1,781,000	1	0.57%	1,781,000

*  For the six months ended June 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS Small Cap Growth Fund	Annually	Annually
RS Select Growth Fund	Annually	Annually
RS Mid Cap Growth Fund	Annually	Annually
RS Growth Fund	Annually	Annually
RS Science and Technology Fund	Annually	Annually
RS Small Cap Equity Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

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Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Funds had no net capital loss carryforwards.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
RS Small Cap Growth Fund
Class A	$1,000.00	$1,002.70	$1,017.85	$6.95	$7.00	1.40%
Class C	1,000.00	999.00	1,014.08	10.71	10.79	2.16%
Class R	1,000.00	1,001.00	1,016.22	8.58	8.65	1.73%
Class R6	1,000.00	1,004.40	1,019.64	5.17	5.21	1.04%
Class Y	1,000.00	1,004.00	1,019.19	5.61	5.66	1.13%
RS Select Growth Fund
Class A	1,000.00	1,085.90	1,017.85	7.24	7.00	1.40%
Class C	1,000.00	1,081.60	1,013.98	11.25	10.89	2.18%
Class R	1,000.00	1,082.80	1,015.32	9.86	9.54	1.91%
Class R6	1,000.00	1,087.50	1,019.54	5.49	5.31	1.06%
Class Y	1,000.00	1,087.00	1,019.14	5.90	5.71	1.14%

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	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
RS Mid Cap Growth Fund
Class A	$1,000.00	$1,066.40	$1,018.84	$6.15	$6.01	1.20%
Class C	1,000.00	1,061.60	1,014.58	10.53	10.29	2.06%
Class R	1,000.00	1,063.00	1,015.87	9.21	9.00	1.80%
Class R6	1,000.00	1,067.50	1,020.13	4.82	4.71	0.94%
Class Y	1,000.00	1,067.50	1,020.08	4.87	4.76	0.95%
Member Class	1,000.00	1,066.90	1,019.59	5.38	5.26	1.05%
RS Growth Fund
Class A	1,000.00	1,106.10	1,019.34	5.74	5.51	1.10%
Class C	1,000.00	1,101.60	1,015.22	10.06	9.64	1.93%
Class R	1,000.00	1,102.40	1,016.31	8.91	8.55	1.71%
Class Y	1,000.00	1,107.40	1,020.68	4.34	4.16	0.83%
RS Science and Technology Fund
Class A	1,000.00	1,034.90	1,017.55	7.37	7.30	1.46%
Class C	1,000.00	1,030.60	1,013.79	11.18	11.08	2.22%
Class R	1,000.00	1,032.30	1,015.22	9.73	9.64	1.93%
Class Y	1,000.00	1,036.00	1,018.79	6.11	6.06	1.21%
RS Small Cap Equity Fund
Class A	1,000.00	1,027.20	1,018.74	6.13	6.11	1.22%
Class C	1,000.00	1,026.10	1,014.38	10.55	10.49	2.10%
Class R	1,000.00	1,024.20	1,016.12	8.78	8.75	1.75%
Class Y	1,000.00	1,027.80	1,019.34	5.53	5.51	1.10%
Member Class	1,000.00	1,027.20	1,019.09	5.78	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

76

Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

77

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSGF-SAR (6/21)

June 30, 2021

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS International Fund	6
Victory RS Global Fund	11
Victory Sophus Emerging Markets Fund	17
Financial Statements
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	48
Supplemental Information	58
Proxy Voting and Portfolio Holdings Information	58
Expense Examples	58
Liquidity Risk Management Program	60
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS International Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Nestle SA, Registered Shares	4.0%
Roche Holding AG	3.5%
Toyota Motor Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
SAP SE	2.4%
Siemens AG, Registered Shares	2.2%
Diageo PLC	2.0%
Novartis AG, Registered Shares	2.0%
Rio Tinto PLC	1.9%
Hoya Corp.	1.9%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Global Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Apple, Inc.	4.8%
Microsoft Corp.	4.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class C	2.7%
Facebook, Inc., Class A	2.3%
NVIDIA Corp.	2.2%
JPMorgan Chase & Co.	1.9%
Mastercard, Inc., Class A	1.8%
McDonald's Corp.	1.8%
Texas Instruments, Inc.	1.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory Sophus Emerging Markets Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd.	4.2%
Infosys Ltd.	2.0%
SK Hynix, Inc.	1.7%
China Merchants Bank Co. Ltd.	1.6%
Meituan, Class B	1.4%
NetEase, Inc.	1.3%
Vale SA	1.2%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Australia (6.0%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	133,936	$4,322,926
Financials (1.0%):
Macquarie Group Ltd.	35,386	4,145,043
Health Care (1.3%):
CSL Ltd.	25,071	5,360,821
Materials (1.8%):
BHP Group Ltd.	211,350	7,687,435
Real Estate (0.9%):
Scentre Group	1,799,317	3,681,242
		25,197,467
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	36,426	3,786,569
China (1.7%):
Communication Services (0.7%):
Tencent Holdings Ltd.	38,500	2,898,836
Consumer Discretionary (0.6%):
China Meidong Auto Holdings Ltd.	422,000	2,299,051
Financials (0.4%):
China Merchants Bank Co. Ltd., Class H	218,000	1,857,014
		7,054,901
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	38,556	4,913,663
France (9.3%):
Consumer Discretionary (4.4%):
Faurecia SE	31,595	1,553,031
La Francaise des Jeux SAEM (a)	79,670	4,685,433
LVMH Moet Hennessy Louis Vuitton SE	15,522	12,209,015
		18,447,479
Energy (1.2%):
Gaztransport Et Technigaz SA	16,340	1,321,885
TotalEnergies SE	81,778	3,704,243
		5,026,128
Industrials (1.0%):
Safran SA	28,044	3,891,558
Information Technology (1.7%):
Capgemini SE	36,379	6,995,329

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (1.0%):
Arkema SA	33,923	$4,263,068
		38,623,562
Germany (8.2%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	15,927	3,992,918
Financials (1.8%):
Allianz SE, Registered Shares	30,125	7,516,995
Industrials (2.2%):
Siemens AG, Registered Shares	57,396	9,112,166
Information Technology (2.4%):
SAP SE	72,108	10,127,048
Real Estate (0.8%):
Vonovia SE	51,226	3,310,108
		34,059,235
Hong Kong (3.5%):
Financials (1.8%):
AIA Group Ltd.	612,400	7,597,372
Real Estate (1.7%):
CK Asset Holdings Ltd.	1,004,500	6,914,166
		14,511,538
Italy (4.6%):
Energy (1.0%):
Snam SpA (b)	745,160	4,310,048
Financials (0.9%):
Banca Generali SpA (c)	88,565	3,783,088
Health Care (1.0%):
Recordati Industria Chimica e Farmaceutica SpA	73,367	4,196,251
Utilities (1.7%):
Enel SpA	758,843	7,050,982
		19,340,369
Japan (22.5%):
Communication Services (1.9%):
Capcom Co. Ltd.	130,000	3,800,235
Kakaku.com, Inc.	142,900	4,299,600
		8,099,835
Consumer Discretionary (4.2%):
Toyota Motor Corp.	152,800	13,358,678
ZOZO, Inc.	120,000	4,069,237
		17,427,915
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd.	128,100	4,937,965
See notes to financial statements.

7

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (2.4%):
JAFCO Group Co. Ltd.	40,600	$2,531,853
Mitsubishi UFJ Financial Group, Inc.	816,500	4,398,474
Tokio Marine Holdings, Inc.	67,500	3,109,488
		10,039,815
Health Care (2.8%):
Hoya Corp.	59,500	7,871,149
Shionogi & Co. Ltd.	72,800	3,794,558
		11,665,707
Industrials (5.0%):
en Japan, Inc.	75,700	2,688,237
Fuji Electric Co. Ltd.	157,500	7,352,639
Nippon Yusen KK	88,000	4,466,438
OKUMA Corp.	53,300	2,611,629
Sanwa Holdings Corp.	309,000	3,800,852
		20,919,795
Information Technology (3.3%):
Fujitsu Ltd.	41,200	7,709,518
Oracle Corp.	25,200	1,925,760
Ulvac, Inc.	78,000	3,950,220
		13,585,498
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	89,400	3,197,804
Utilities (0.9%):
Chubu Electric Power Co., Inc.	303,100	3,708,822
		93,583,156
Netherlands (4.2%):
Communication Services (1.0%):
Koninklijke KPN NV	1,321,155	4,131,616
Financials (1.2%):
ING Groep NV	370,353	4,915,602
Industrials (1.0%):
Wolters Kluwer NV	44,672	4,489,612
Information Technology (1.0%):
ASM International NV	12,688	4,184,343
		17,721,173
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	110,418	2,401,400
Norway (1.4%):
Energy (0.5%):
Aker BP ASA	68,655	2,189,262

See notes to financial statements.

8

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.9%):
SpareBank 1 SMN	278,424	$3,859,204
		6,048,466
Spain (1.2%):
Communication Services (1.2%):
Telefonica SA	1,051,103	4,905,405
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	140,278	7,390,103
Switzerland (14.8%):
Consumer Staples (4.9%):
Coca-Cola HBC AG	106,867	3,867,685
Nestle SA, Registered Shares	132,929	16,573,690
		20,441,375
Financials (3.0%):
Cembra Money Bank AG	28,170	3,161,266
Partners Group Holding AG	3,406	5,164,710
UBS Group AG	269,132	4,123,469
		12,449,445
Health Care (5.5%):
Novartis AG, Registered Shares	89,686	8,183,959
Roche Holding AG	38,361	14,459,795
		22,643,754
Industrials (1.4%):
Adecco Group AG	87,764	5,973,234
		61,507,808
United Kingdom (15.3%):
Communication Services (1.0%):
ITV PLC (c)	2,348,090	4,080,412
Consumer Discretionary (1.0%):
Next PLC (c)	38,636	4,204,315
Consumer Staples (3.1%):
Diageo PLC	172,777	8,279,790
Imperial Brands PLC	212,008	4,570,835
		12,850,625
Energy (2.2%):
BP PLC	773,342	3,390,937
Royal Dutch Shell PLC, Class A	281,690	5,646,497
		9,037,434

See notes to financial statements.

9

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (2.4%):
Close Brothers Group PLC	147,682	$3,094,629
Intermediate Capital Group PLC	115,238	3,389,040
Legal & General Group PLC	1,037,644	3,701,368
		10,185,037
Health Care (0.6%):
Smith & Nephew PLC	116,427	2,524,627
Industrials (1.3%):
Ashtead Group PLC	72,468	5,385,670
Materials (3.7%):
Croda International PLC	56,761	5,788,482
Evraz PLC	244,456	2,005,292
Rio Tinto PLC	95,674	7,900,375
		15,694,149
		63,962,269
Total Common Stocks (Cost $332,104,052)		405,007,084
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI EAFE ETF (b)	51,265	4,043,783
Total Exchange-Traded Funds (Cost $4,001,297)		4,043,783
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	57,455	57,455
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	1,556,272	1,556,272
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	28,673	28,673
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	228,629	228,629
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	1,027,960	1,027,960
Total Collateral for Securities Loaned (Cost $2,898,989)		2,898,989
Total Investments (Cost $339,004,338) — 98.9%		411,949,856
Other assets in excess of liabilities — 1.1%		4,769,950
NET ASSETS — 100.00%		$416,719,806

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $4,685,433 and amounted to 1.1% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Australia (2.2%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	76,437	$2,467,085
Financials (0.5%):
Macquarie Group Ltd.	11,175	1,309,016
Health Care (0.8%):
CSL Ltd.	9,961	2,129,917
		5,906,018
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	14,883	1,547,123
Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd.	35,971	1,882,722
Canada (3.1%):
Energy (0.5%):
Parex Resources, Inc. (a)	87,558	1,462,361
Industrials (0.9%):
Canadian Pacific Railway Ltd.	32,424	2,493,671
Information Technology (1.2%):
Constellation Software, Inc.	2,120	3,211,320
Materials (0.5%):
Kirkland Lake Gold Ltd. (b)	34,277	1,321,133
		8,488,485
China (3.5%):
Communication Services (1.7%):
Baidu, Inc., ADR (a)	7,362	1,501,112
Tencent Holdings Ltd.	40,200	3,026,837
		4,527,949
Consumer Discretionary (0.4%):
China Meidong Auto Holdings Ltd.	204,000	1,111,389
Consumer Staples (0.7%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	99,772	1,988,945
Financials (0.7%):
Industrial & Commercial Bank of China Ltd., Class H (b)	3,372,000	1,976,107
		9,604,390
Denmark (0.7%):
Consumer Staples (0.7%):
Royal Unibrew A/S	15,639	1,993,069

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
France (3.5%):
Consumer Discretionary (0.7%):
La Francaise des Jeux SAEM (c)	30,328	$1,783,605
Energy (0.4%):
Gaztransport Et Technigaz SA	14,382	1,163,486
Financials (0.8%):
BNP Paribas SA	35,065	2,200,401
Industrials (0.6%):
Safran SA	12,487	1,732,773
Materials (1.0%):
Arkema SA	21,403	2,689,693
		9,569,958
Germany (0.9%):
Consumer Discretionary (0.9%):
Volkswagen AG, Preference Shares	9,578	2,401,216
Indonesia (0.9%):
Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	10,865,500	2,362,495
Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC	22,729	3,367,983
Italy (2.9%):
Energy (0.9%):
Snam SpA (b)	394,691	2,282,915
Financials (0.4%):
Banca Generali SpA (a)	22,714	970,237
Health Care (0.9%):
Recordati Industria Chimica e Farmaceutica SpA	43,251	2,473,756
Utilities (0.7%):
Enel SpA	215,454	2,001,946
		7,728,854
Japan (5.9%):
Communication Services (1.3%):
Capcom Co. Ltd.	61,100	1,786,110
Kakaku.com, Inc.	58,400	1,757,150
		3,543,260
Consumer Discretionary (0.8%):
ZOZO, Inc.	65,400	2,217,734
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd.	34,000	1,310,623

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (1.0%):
JAFCO Group Co. Ltd.	19,700	$1,228,510
Mitsubishi UFJ Financial Group, Inc.	248,300	1,337,588
		2,566,098
Health Care (0.6%):
Hoya Corp.	11,900	1,574,230
Industrials (1.2%):
Fuji Electric Co. Ltd.	19,600	914,995
Nippon Yusen KK	47,400	2,405,786
		3,320,781
Information Technology (0.5%):
Ulvac, Inc.	29,000	1,468,672
		16,001,398
Korea, Republic Of (1.5%):
Information Technology (1.5%):
Samsung Electronics Co. Ltd.	56,721	4,060,979
Netherlands (0.9%):
Information Technology (0.9%):
ASM International NV	7,329	2,417,012
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	56,106	1,220,208
Norway (0.9%):
Energy (0.6%):
Aker BP ASA	48,886	1,558,871
Financials (0.3%):
SpareBank 1 SMN	61,219	848,550
		2,407,421
Singapore (0.8%):
Financials (0.8%):
Singapore Exchange Ltd.	274,700	2,288,452
South Africa (0.7%):
Consumer Discretionary (0.7%):
Mr. Price Group Ltd. (b)	135,305	1,987,975
Sweden (1.0%):
Industrials (1.0%):
Atlas Copco AB, Class B	51,211	2,697,890
Switzerland (3.1%):
Financials (0.7%):
Partners Group Holding AG	1,304	1,977,329
Health Care (1.4%):
Roche Holding AG	10,023	3,778,069

See notes to financial statements.

13

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (1.0%):
Adecco Group AG	37,204	$2,532,111
		8,287,509
Taiwan (2.1%):
Financials (1.5%):
Cathay Financial Holding Co. Ltd.	2,031,000	3,927,174
Information Technology (0.6%):
Lite-On Technology Corp.	844,000	1,743,755
		5,670,929
United Kingdom (6.1%):
Communication Services (0.5%):
ITV PLC (a)	724,848	1,259,610
Consumer Discretionary (0.4%):
Next PLC (a)	11,349	1,234,982
Consumer Staples (0.6%):
Imperial Brands PLC	72,745	1,568,362
Financials (1.1%):
Close Brothers Group PLC	80,009	1,676,563
Intermediate Capital Group PLC	42,567	1,251,855
		2,928,418
Industrials (1.0%):
Ashtead Group PLC	37,026	2,751,695
Materials (2.5%):
Croda International PLC	26,976	2,751,010
Evraz PLC	145,993	1,197,592
Rio Tinto PLC	34,625	2,859,194
		6,807,796
		16,550,863
United States (54.3%):
Communication Services (5.0%):
Alphabet, Inc., Class C (a)	2,930	7,343,518
Facebook, Inc., Class A (a)	17,958	6,244,176
		13,587,694
Consumer Discretionary (7.4%):
Amazon.com, Inc. (a)	2,250	7,740,360
McDonald's Corp.	20,842	4,814,293
PulteGroup, Inc.	55,352	3,020,559
Ross Stores, Inc.	29,330	3,636,920
Tesla, Inc. (a)	1,441	979,448
		20,191,580

See notes to financial statements.

14

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (3.9%):
Colgate-Palmolive Co.	39,691	$3,228,863
PepsiCo, Inc.	23,521	3,485,107
The Estee Lauder Cos., Inc.	12,389	3,940,693
		10,654,663
Energy (1.8%):
Cactus, Inc., Class A	33,473	1,229,129
ConocoPhillips	38,240	2,328,816
Phillips 66	15,397	1,321,370
		4,879,315
Financials (7.7%):
Bank of America Corp.	102,308	4,218,159
JPMorgan Chase & Co.	32,675	5,082,270
LPL Financial Holdings, Inc.	15,269	2,061,010
S&P Global, Inc.	10,500	4,309,725
The PNC Financial Services Group, Inc.	12,715	2,425,513
The Progressive Corp.	27,258	2,677,008
		20,773,685
Health Care (7.5%):
Amedisys, Inc. (a)	4,760	1,165,867
Amgen, Inc.	12,236	2,982,525
CVS Health Corp.	43,506	3,630,140
Eli Lilly & Co.	15,209	3,490,770
IDEXX Laboratories, Inc. (a)	6,767	4,273,699
Johnson & Johnson	28,552	4,703,656
		20,246,657
Industrials (1.6%):
Honeywell International, Inc.	19,186	4,208,449
Information Technology (17.6%):
Apple, Inc.	95,073	13,021,198
Cisco Systems, Inc.	80,755	4,280,015
Fortinet, Inc. (a) (b)	15,192	3,618,582
Mastercard, Inc., Class A	13,241	4,834,157
Microsoft Corp.	41,055	11,121,799
NVIDIA Corp.	7,499	5,999,950
Texas Instruments, Inc.	24,779	4,765,002
		47,640,703
Real Estate (1.0%):
Prologis, Inc.	23,723	2,835,610
Utilities (0.8%):
MGE Energy, Inc. (b)	29,659	2,207,816
		147,226,172
Total Common Stocks (Cost $197,210,876)		265,669,121

See notes to financial statements.

15

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI ACWI ETF	7,844	$793,734
Total Exchange-Traded Funds (Cost $721,332)		793,734
Collateral for Securities Loaned^ (3.3%)
United States (3.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	178,033	178,033
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	4,822,330	4,822,330
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	88,847	88,847
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	708,439	708,439
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	3,185,280	3,185,280
Total Collateral for Securities Loaned (Cost $8,982,929)		8,982,929
Total Investments (Cost $206,915,137) — 101.6%		275,445,784
Liabilities in excess of other assets — (1.6)%		(4,457,445)
NET ASSETS — 100.00%		$270,988,339

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $1,783,605 and amounted to 0.7% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Brazil (6.6%):
Communication Services (0.5%):
TIM SA	1,133,343	$2,627,573
Consumer Discretionary (1.0%):
Lojas Quero Quero SA	463,600	2,135,662
Petrobras Distribuidora SA	627,300	3,365,311
		5,500,973
Consumer Staples (0.5%):
SLC Agricola SA	284,600	2,936,876
Financials (0.9%):
B3 SA — Brasil Bolsa Balcao	1,548,300	5,236,549
Industrials (1.0%):
Randon SA Implementos e Participacoes, Preference Shares	941,100	2,567,909
SIMPAR SA	276,841	3,096,175
		5,664,084
Materials (2.3%):
Duratex SA	599,500	2,868,998
Klabin SA (a)	624,300	3,306,535
Vale SA	311,700	7,098,051
		13,273,584
Utilities (0.4%):
Neoenergia SA	635,400	2,219,275
		37,458,914
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc. (a)	159,019	2,655,877
Chile (0.6%):
Financials (0.6%):
Banco de Chile	32,358,637	3,195,746
Banco de Credito e Inversiones SA	1	42
		3,195,788
China (32.7%):
Communication Services (7.4%):
Baidu, Inc., ADR (a)	31,283	6,378,603
NetEase, Inc., ADR	64,371	7,418,758
Tencent Holdings Ltd.	379,215	28,552,785
		42,350,146
Consumer Discretionary (8.0%):
Alibaba Group Holding Ltd., ADR (a)	105,496	23,924,383
China Yongda Automobiles Services Holdings Ltd.	1,832,000	3,278,838
JD.com, Inc., ADR (a)	78,365	6,254,311
Jiumaojiu International Holdings Ltd. (b)	1,080,000	4,414,397
Meituan, Class B (a) (b)	187,900	7,751,293
		45,623,222

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.6%):
By-health Co. Ltd., Class A	471,800	$2,400,751
China Feihe Ltd. (b)	1,356,000	2,923,643
Wuliangye Yibin Co. Ltd., Class A (a)	80,500	3,704,722
		9,029,116
Energy (0.5%):
China Oilfield Services Ltd., Class H	2,958,000	2,649,980
Financials (3.1%):
China Merchants Bank Co. Ltd., Class H	1,050,000	8,944,333
Ping An Insurance Group Co. of China Ltd.	452,500	4,423,482
Postal Savings Bank of China Co. Ltd., Class H (a) (b)	6,687,000	4,497,078
		17,864,893
Health Care (2.5%):
Hygeia Healthcare Holdings Co. Ltd. (b)	326,800	4,290,404
Pharmaron Beijing Co. Ltd., Class H (b)	133,900	3,565,324
Wuxi Biologics Cayman, Inc. (a) (b)	352,905	6,461,960
		14,317,688
Industrials (3.2%):
Airtac International Group	98,000	3,775,293
COSCO SHIPPING Holdings Co. Ltd., Class H (a) (c)	2,136,500	5,368,895
Hangcha Group Co. Ltd., Class A	677,760	1,900,638
Luxshare Precision Industry Co. Ltd., Class A (a)	443,300	3,154,596
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,731,400	3,905,827
		18,105,249
Information Technology (2.8%):
Chinasoft International Ltd.	3,602,000	6,551,756
WUS Printed Circuit Kunshan Co. Ltd., Class A (a)	1,373,500	3,287,135
Xiaomi Corp., Class B (a) (b)	1,179,400	4,101,958
Yonyou Network Technology Co. Ltd., Class A	474,000	2,437,390
		16,378,239
Materials (2.0%):
China Hongqiao Group Ltd.	2,756,000	3,731,999
China Molybdenum Co. Ltd., Class H	5,337,000	3,162,593
Wanhua Chemical Group Co. Ltd., Class A	258,500	4,350,520
		11,245,112
Real Estate (0.7%):
Shimao Services Holdings Ltd. (b)	1,222,787	4,214,691
Utilities (0.9%):
China Gas Holdings Ltd.	523,200	1,593,864
China Longyuan Power Group Corp. Ltd., Class H	2,097,000	3,610,522
		5,204,386
		186,982,722

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	917,958	$2,616,042
Industrials (0.5%):
Mytilineos SA	156,357	2,843,734
		5,459,776
Hong Kong (2.6%):
Consumer Discretionary (0.7%):
JS Global Lifestyle Co. Ltd. (b)	1,488,500	4,190,690
Financials (0.8%):
BOC Hong Kong Holdings Ltd.	1,331,500	4,512,985
Industrials (0.5%):
Pacific Basin Shipping Ltd. (a)	7,576,000	3,052,389
Information Technology (0.6%):
ASM Pacific Technology Ltd.	247,300	3,350,067
		15,106,131
India (8.5%):
Energy (0.9%):
Hindustan Petroleum Corp. Ltd.	1,306,587	5,160,649
Financials (2.7%):
Cholamandalam Investment and Finance Co. Ltd.	597,932	4,136,793
Federal Bank Ltd. (a)	2,796,834	3,285,146
HDFC Bank Ltd., ADR (a)	50,762	3,711,717
LIC Housing Finance Ltd.	664,794	4,212,397
		15,346,053
Health Care (1.2%):
Divi's Laboratories Ltd. (a)	54,467	3,232,613
Dr. Reddy's Laboratories Ltd.	49,030	3,585,226
		6,817,839
Information Technology (2.0%):
Infosys Ltd., ADR	532,593	11,285,646
Materials (1.7%):
Dalmia Bharat Ltd. (a)	78,212	1,993,905
NMDC Ltd.	1,860,228	4,620,958
Tata Steel Ltd.	214,984	3,382,854
		9,997,717
		48,607,904
Indonesia (0.4%):
Financials (0.4%):
PT Bank Negara Indonesia Persero Tbk	7,446,600	2,383,420

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (16.1%):
Communication Services (2.0%):
LG Uplus Corp.	343,384	$4,682,304
NAVER Corp.	17,349	6,438,529
		11,120,833
Financials (2.9%):
DB Insurance Co. Ltd.	60,227	2,933,254
Hana Financial Group, Inc.	128,564	5,269,436
Samsung Securities Co. Ltd.	85,695	3,419,281
Woori Financial Group, Inc.	490,309	4,992,430
		16,614,401
Health Care (1.3%):
Hugel, Inc. (a)	14,019	2,989,201
InBody Co. Ltd.	65,841	1,766,280
Samsung Biologics Co. Ltd. (a) (b)	3,788	2,822,792
		7,578,273
Industrials (2.8%):
CJ Corp.	27,610	2,621,261
CJ Logistics Corp. (a)	13,787	2,165,373
Hanwha Aerospace Co. Ltd.	89,017	3,713,215
Hyundai Engineering & Construction Co. Ltd.	88,453	4,579,512
LG Corp.	33,703	3,066,704
		16,146,065
Information Technology (6.5%):
Samsung Electronics Co. Ltd.	387,173	27,386,575
SK Hynix, Inc.	84,267	9,512,369
		36,898,944
Materials (0.6%):
PI Advanced Materials Co. Ltd.	73,838	3,598,571
		91,957,087
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	114,237	4,393,555
Malaysia (0.9%):
Consumer Discretionary (0.4%):
MR DIY Group M Bhd (b)	3,081,400	2,667,386
Financials (0.5%):
Public Bank Bhd	2,698,500	2,672,758
		5,340,144
Mexico (3.1%):
Consumer Discretionary (0.7%):
Alsea SAB de CV (a)	1,237,946	2,203,286
Betterware de Mexico SAB de CV	36,986	1,850,040
		4,053,326

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Grupo Financiero Banorte SAB de CV, Class O	102,386	$661,499
Regional SAB de CV	204,663	1,203,888
		1,865,387
Industrials (0.5%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a) (c)	154,463	2,967,234
Materials (1.0%):
Cemex SAB de CV, ADR (a)	688,013	5,779,309
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	1,452,117	2,825,644
		17,490,900
Russian Federation (2.4%):
Consumer Discretionary (0.6%):
Detsky Mir PJSC (b)	1,815,590	3,756,575
Energy (0.6%):
Rosneft Oil Co. PJSC, GDR	414,322	3,213,453
Financials (1.2%):
Sberbank of Russia PJSC, ADR	421,552	7,009,244
		7,009,244
		13,979,272
Saudi Arabia (0.5%):
Financials (0.5%):
The Saudi National Bank	194,573	2,989,031
Singapore (0.5%):
Communication Services (0.5%):
Sea Ltd., ADR (a) (c)	10,898	2,992,591
South Africa (4.6%):
Communication Services (1.8%):
MTN Group (a)	810,039	5,855,274
Naspers Ltd., Class N	21,747	4,587,699
		10,442,973
Consumer Discretionary (0.7%):
Mr. Price Group Ltd.	205,833	3,024,211
The Foschini Group Ltd.	85,390	951,510
		3,975,721
Financials (1.3%):
Absa Group Ltd. (a)	372,031	3,535,756
Capitec Bank Holdings Ltd.	31,845	3,755,820
		7,291,576
Materials (0.8%):
Impala Platinum Holdings Ltd.	289,043	4,756,539
		26,466,809

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Taiwan (13.1%):
Consumer Discretionary (0.5%):
Gourmet Master Co. Ltd. (a)	380,000	$2,324,980
Topkey Corp.	88,000	495,739
		2,820,719
Financials (1.0%):
Yuanta Financial Holding Co. Ltd.	6,124,760	5,898,068
Industrials (1.6%):
China Airlines Ltd. (a)	4,172,000	2,854,202
Evergreen Marine Corp. Taiwan Ltd. (a)	931,000	6,576,670
		9,430,872
Information Technology (9.4%):
Hon Hai Precision Industry Co. Ltd.	968,000	3,886,876
MediaTek, Inc.	196,000	6,759,910
Nanya Technology Corp.	1,840,000	5,258,874
Taiwan Semiconductor Manufacturing Co. Ltd.	1,553,998	33,473,063
Walsin Technology Corp.	525,000	4,282,312
		53,661,035
Materials (0.6%):
Formosa Plastics Corp.	925,000	3,418,552
		75,229,246
Thailand (1.8%):
Energy (0.7%):
PTT PCL (c)	3,187,000	3,911,279
Financials (0.6%):
The Siam Commercial Bank PCL (c)	1,194,200	3,658,206
Real Estate (0.5%):
AP Thailand PCL	10,944,500	2,854,366
		10,423,851
Turkey (1.5%):
Communication Services (0.4%):
Turk Telekomunikasyon A/S	3,147,949	2,402,099
Consumer Staples (0.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	789,050	2,019,635
Industrials (0.4%):
Turkiye Sise ve Cam Fabrikalari A/S	2,676,719	2,351,882
Information Technology (0.3%):
Logo Yazilim Sanayi Ve Ticaret A/S	498,776	1,906,587
		8,680,203
United Kingdom (0.9%):
Materials (0.9%):
Anglo American PLC	134,479	5,350,733
Total Common Stocks (Cost $430,923,493)		567,143,954

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	145,429	$145,429
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	3,939,189	3,939,189
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	72,576	72,576
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	578,699	578,699
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,601,941	2,601,941
Total Collateral for Securities Loaned (Cost $7,337,834)		7,337,834
Total Investments (Cost $438,261,327) — 100.4%		574,481,788
Liabilities in excess of other assets — (0.4)%		(2,083,377)
NET ASSETS — 100.00%		$572,398,411

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $55,658,191 and amounted to 9.7% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

23

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
Assets:
Investments, at value (Cost $339,004,338, $206,915,137 and $438,261,327)	$411,949,856	(a)	$275,445,784	(b)	$574,481,788	(c)
Foreign currency, at value (Cost $525,936, $179,247 and $622,673)	524,344		179,087		621,888
Cash	8,142,000		3,886,101		11,638,811
Receivables:
Interest and dividends	536,894		461,779		1,002,633
Capital shares issued	49,274		571,370		264,969
Investments sold	1,569,901		832,494		4,498,704
Reclaims	820,684		105,119		4,861
From Adviser	73,804		194,050		254,716
Prepaid expenses	32,037		45,398		38,383
Total Assets	423,698,794		281,721,182		592,806,753
Liabilities:
Payables:
Collateral received on loaned securities	2,898,989		8,982,929		7,337,834
Investments purchased	3,649,720		1,239,990		10,934,566
Capital shares redeemed	57,909		269,043		284,534
To Custodian	—		—		120,008
Accrued foreign capital gains taxes	—		—		1,100,681
Accrued expenses and other payables:
Investment advisory fees	277,838		176,747		462,539
Administration fees	21,941		13,523		28,385
Custodian fees	8,764		7,492		46,821
Transfer agent fees	32,931		21,447		44,441
Compliance fees	209		110		263
12b-1 fees	3,526		7,243		10,482
Other accrued expenses	27,161		14,319		37,788
Total Liabilities	6,978,988		10,732,843		20,408,342
Net Assets:
Capital	332,690,782		196,155,398		420,303,768
Total accumulated earnings/(loss)	84,029,024		74,832,941		152,094,643
Net Assets	$416,719,806		$270,988,339		$572,398,411
Net Assets
Class A	$26,108,076		$45,529,145		$64,917,092
Class C	1,171,345		3,752,882		2,614,979
Class R	1,887,790		5,152,741		13,742,956
Class R6	270,038,620		70,854,467		160,786,762
Class Y	117,513,975		145,699,104		330,336,622
Total	$416,719,806		$270,988,339		$572,398,411

(continues on next page)

See notes to financial statements.

24

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,739,985	2,338,416	2,379,233
Class C	108,714	200,265	129,340
Class R	135,003	212,124	538,589
Class R6	21,764,304	4,874,871	5,787,852
Class Y	7,937,375	7,538,159	12,014,060
Total	31,685,381	15,163,835	20,849,074
Net asset value, offering (except Class A) and redemption price per share:
Class A	$15.00	$19.47	$27.28
Class C (d)	10.77	18.74	20.22
Class R	13.98	24.29	25.52
Class R6	12.41	14.53	27.78
Class Y	14.81	19.33	27.50
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$15.92	$20.66	$28.94

(a)  Includes $2,406,530 of securities on loan.

(b)  Includes $8,524,966 of securities on loan.

(c)  Includes $6,969,687 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

25

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Investment Income:
Dividends	$8,361,914	$3,135,863	$5,511,777
Interest	338	48	698
Securities lending (net of fees)	12,877	8,721	9,049
Foreign tax withholding	(899,695)	(262,763)	(579,463)
Total Income	7,475,434	2,881,869	4,942,061
Expenses:
Investment advisory fees	1,579,697	965,435	2,639,092
Administration fees	110,659	67,593	147,880
Sub-Administration fees	8,287	8,287	8,287
12b-1 fees — Class A	31,438	58,126	79,543
12b-1 fees — Class C	5,733	17,432	14,805
12b-1 fees — Class R	5,086	11,888	34,834
Custodian fees	28,462	22,327	155,787
Transfer agent fees — Class A	23,332	33,937	48,674
Transfer agent fees — Class C	888	2,436	2,042
Transfer agent fees — Class R	2,140	2,717	10,733
Transfer agent fees — Class R6	209	158	1,274
Transfer agent fees — Class Y	53,389	63,464	150,650
Trustees' fees	13,162	7,868	16,958
Compliance fees	1,420	824	1,855
Legal and audit fees	15,644	10,964	23,351
State registration and filing fees	34,284	43,379	38,900
Interfund lending fees	—	—	72
Other expenses	32,060	18,344	49,403
Total Expenses	1,945,890	1,335,179	3,424,140
Expenses waived/reimbursed by Adviser	(229,808)	(537,651)	(708,613)
Net Expenses	1,716,082	797,528	2,715,527
Net Investment Income (Loss)	5,759,352	2,084,341	2,226,534
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	12,736,941	6,735,961	42,321,100
Foreign taxes on realized gains	—	(21,275)	(230,452)
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	24,033,548	20,449,481	7,593,220
Net change in accrued foreign taxes on unrealized gains	—	42,924	(768,800)
Net realized/unrealized gains (losses) on investments	36,770,489	27,207,091	48,915,068
Change in net assets resulting from operations	$42,529,841	$29,291,432	$51,141,602

See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$5,759,352	$6,233,926	$2,084,341	$1,597,803	$2,226,534	$2,682,534
Net realized gains (losses) from investments	12,736,941	(8,724,622)	6,714,686	(1,393,847)	42,090,648	(8,613,532)
Net change in unrealized appreciation/ depreciation on investments	24,033,548	28,956,558	20,492,405	29,593,557	6,824,420	60,954,839
Change in net assets resulting from operations	42,529,841	26,465,862	29,291,432	29,797,513	51,141,602	55,023,841
Distributions to Shareholders:
Class A	—	(274,567)	—	(331,988)	—	(535,962)
Class C	—	(10,582)	—	(1,968)	—	(13,061)
Class R	—	(18,299)	—	(15,302)	—	(104,197)
Class R6	—	(4,128,368)	—	(385,647)	—	(1,356,685)
Class Y	—	(1,376,768)	—	(921,568)	—	(3,274,466)
Change in net assets resulting from distributions to shareholders	—	(5,808,584)	—	(1,656,473)	—	(5,284,371)
Change in net assets resulting from capital transactions	(7,447,427)	80,166,899	20,985,827	107,968,352	48,257,550	13,691,046
Change in net assets	35,082,414	100,824,177	50,277,259	136,109,392	99,399,152	63,430,516
Net Assets:
Beginning of period	381,637,392	280,813,215	220,711,080	84,601,688	472,999,259	409,568,743
End of period	$416,719,806	$381,637,392	$270,988,339	$220,711,080	$572,398,411	$472,999,259

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$2,924,310	$5,891,859	$4,558,410	$27,939,328	$6,197,512	$6,957,366
Distributions reinvested	—	269,013	—	331,945	—	522,611
Cost of shares redeemed	(3,538,432)	(6,074,845)	(15,560,305)	(9,924,361)	(7,687,317)	(16,658,257)
Total Class A	$(614,122)	$86,027	$(11,001,895)	$18,346,912	$(1,489,805)	$(9,178,280)
Class C
Proceeds from shares issued	$—	$214,019	$230,127	$1,659,100	$71,161	$127,024
Distributions reinvested	—	10,582	—	1,968	—	13,061
Cost of shares redeemed	(189,634)	(487,454)	(375,655)	(1,700,108)	(1,017,754)	(2,713,128)
Total Class C	$(189,634)	$(262,853)	$(145,528)	$(39,040)	$(946,593)	$(2,573,043)
Class R
Proceeds from shares issued	$107,170	$518,709	$239,809	$1,990,563	$628,399	$1,471,645
Distributions reinvested	—	18,299	—	15,299	—	104,042
Cost of shares redeemed	(440,081)	(1,230,005)	(109,048)	(602,183)	(1,786,555)	(3,568,641)
Total Class R	$(332,911)	$(692,997)	$130,761	$1,403,679	$(1,158,156)	$(1,992,954)
Class R6
Proceeds from shares issued	$3,203,106	$73,968,309	$19,335,036	$41,962,795	$43,305,065	$46,226,922
Distributions reinvested	—	4,107,091	—	385,647	—	1,298,132
Cost of shares redeemed	(12,907,604)	(19,424,029)	(2,560,835)	(752,758)	(11,189,168)	(19,463,001)
Total Class R6	$(9,704,498)	$58,651,371	$16,774,201	$41,595,684	$32,115,897	$28,062,053
Class Y
Proceeds from shares issued	$19,877,256	$71,266,377	$27,308,173	$68,083,654	$53,403,979	$107,294,571
Distributions reinvested	—	1,374,919	—	915,332	—	3,263,776
Cost of shares redeemed	(16,483,518)	(50,255,945)	(12,079,885)	(22,337,869)	(33,667,772)	(111,185,077)
Total Class Y	$3,393,738	$22,385,351	$15,228,288	$46,661,117	$19,736,207	$(626,730)
Change in net assets resulting from capital transactions	$(7,447,427)	$80,166,899	$20,985,827	$107,968,352	$48,257,550	$13,691,046

(continues on next page)
See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	203,557	520,901	253,579	1,818,428	232,289	341,798
Reinvested	—	20,398	—	19,660	—	22,091
Redeemed	(243,802)	(510,652)	(872,069)	(662,112)	(290,213)	(843,984)
Total Class A	(40,245)	30,647	(618,490)	1,175,976	(57,924)	(480,095)
Class C
Issued	—	24,911	12,621	114,694	3,643	7,996
Reinvested	—	1,110	—	120	—	742
Redeemed	(18,970)	(56,413)	(21,569)	(121,250)	(51,746)	(194,273)
Total Class C	(18,970)	(30,392)	(8,948)	(6,436)	(48,103)	(185,535)
Class R
Issued	8,111	47,273	10,476	112,039	25,267	80,371
Reinvested	—	1,485	—	725	—	4,697
Redeemed	(31,866)	(109,795)	(4,817)	(33,773)	(71,688)	(189,786)
Total Class R	(23,755)	(61,037)	5,659	78,991	(46,421)	(104,718)
Class R6
Issued	271,958	7,441,337	1,426,822	3,654,266	1,594,862	2,177,920
Reinvested	—	377,160	—	30,626	—	54,021
Redeemed	(1,100,539)	(1,925,957)	(185,575)	(62,426)	(414,705)	(954,262)
Total Class R6	(828,581)	5,892,540	1,241,247	3,622,466	1,180,157	1,277,679
Class Y
Issued	1,382,784	6,057,992	1,501,054	4,700,411	1,985,740	5,108,144
Reinvested	—	105,805	—	54,670	—	137,133
Redeemed	(1,180,393)	(4,344,365)	(674,722)	(1,611,862)	(1,253,330)	(5,852,490)
Total Class Y	202,391	1,819,432	826,332	3,143,219	732,410	(607,213)
Change in Shares	(709,160)	7,651,190	1,445,800	8,014,216	1,760,119	(99,882)

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS International Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$13.49	0.19	1.32	1.51	—	—	—
Year Ended: December 31, 2020	$12.93	0.21	0.51	0.72	(0.13)	(0.03)	(0.16)
December 31, 2019	$10.63	0.26	2.05	2.31	— (f)	(0.01)	(0.01)
December 31, 2018	$12.12	0.23	(1.52)	(1.29)	(0.20)	—	(0.20)
December 31, 2017	$9.84	0.19	2.29	2.48	(0.20)	—	(0.20)
December 31, 2016	$9.78	0.16	(0.07)	0.09	(0.17)	—	(0.17)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$9.72	0.10	0.95	1.05	—	—	—
Year Ended: December 31, 2020	$9.36	0.10	0.34	0.44	(0.05)	(0.03)	(0.08)
December 31, 2019	$7.76	0.12	1.49	1.61	—	(0.01)	(0.01)
December 31, 2018	$8.89	0.11	(1.11)	(1.00)	(0.13)	—	(0.13)
December 31, 2017	$7.26	0.08	1.68	1.76	(0.13)	—	(0.13)
December 31, 2016	$7.26	0.07	(0.08)	(0.01)	(0.13)	—	(0.13)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS International Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$15.00	11.19%		1.13%	2.68%	1.40%	$26,108	29%
Year Ended: December 31, 2020	—	$13.49	5.55%		1.13%	1.79%	1.47%	$24,010	52%
December 31, 2019	—	$12.93	21.72%		1.13%	2.18%	1.55%	$22,620	20%
December 31, 2018	—	$10.63	(10.65)%		1.13%	1.97%	1.61%	$15,716	52%
December 31, 2017	—	$12.12	25.26%		1.20%	1.66%	1.81%	$18,512	60%
December 31, 2016	0.14	$9.84	2.41	%(b)	1.40%	1.64%	1.95%	$16,799	103%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$10.77	10.80%		1.88%	1.88%	3.10%	$1,171	29%
Year Ended: December 31, 2020	—	$9.72	4.76%		1.88%	1.14%	3.07%	$1,241	52%
December 31, 2019	—	$9.36	20.70%		1.88%	1.39%	3.14%	$1,480	20%
December 31, 2018	—	$7.76	(11.24)%		1.88%	1.23%	3.52%	$702	52%
December 31, 2017	—	$8.89	24.25%		1.95%	0.92%	3.26%	$1,066	60%
December 31, 2016	0.14	$7.26	1.77	%(b)	2.15%	0.97%	3.05%	$1,228	103%

(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS International Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$12.58	0.16	1.24	1.40	—	—	—
Year Ended: December 31, 2020	$12.07	0.18	0.45	0.63	(0.09)	(0.03)	(0.12)
December 31, 2019	$9.95	0.21	1.92	2.13	—	(0.01)	(0.01)
December 31, 2018	$11.35	0.19	(1.42)	(1.23)	(0.17)	—	(0.17)
December 31, 2017	$9.23	0.15	2.14	2.29	(0.17)	—	(0.17)
December 31, 2016	$9.18	0.11	(0.06)	0.05	(0.14)	—	(0.14)
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$11.14	0.17	1.10	1.27	—	—	—
Year Ended December 31, 2020	$10.70	0.20	0.43	0.63	(0.16)	(0.03)	(0.19)
May 2, 2019(f) through December 31, 2019	$10.00	0.06	0.67	0.73	(0.02)	(0.01)	(0.03)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS International Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$13.98	11.13%		1.38%	2.44%	2.18%	$1,888	29%
Year Ended: December 31, 2020	—	$12.58	5.21%		1.38%	1.60%	2.24%	$1,998	52%
December 31, 2019	—	$12.07	21.37%		1.38%	1.87%	2.32%	$2,652	20%
December 31, 2018	—	$9.95	(10.85)%		1.38%	1.73%	2.31%	$1,786	52%
December 31, 2017	—	$11.35	24.85%		1.48%	1.39%	2.48%	$2,522	60%
December 31, 2016	0.14	$9.23	2.06	%(b)	1.80%	1.26%	2.29%	$2,279	103%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	—	$12.41	11.40%		0.83%	2.96%	0.91%	$270,039	29%
Year Ended December 31, 2020	—	$11.14	5.90%		0.83%	2.03%	0.93%	$251,586	52%
May 2, 2019(f) through December 31, 2019	—	$10.70	7.24%		0.83%	0.92%	0.97%	$178,695	20%

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS International Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$13.29	0.20	1.32	1.52	—	—	—
Year Ended: December 31, 2020	$12.74	0.25	0.49	0.74	(0.16)	(0.03)	(0.19)
December 31, 2019	$10.47	0.22	2.08	2.30	(0.02)	(0.01)	(0.03)
December 31, 2018	$11.93	0.23	(1.47)	(1.24)	(0.22)	—	(0.22)
December 31, 2017	$9.69	0.22	2.26	2.48	(0.24)	—	(0.24)
December 31, 2016	$9.62	0.18	(0.06)	0.12	(0.19)	—	(0.19)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory RS International Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$14.81	11.44%		0.88%	2.89%	1.02%	$117,514	29%
Year Ended: December 31, 2020	—	$13.29	5.80%		0.88%	2.11%	1.09%	$102,803	52%
December 31, 2019	—	$12.74	21.94%		0.88%	1.80%	1.16%	$75,366	20%
December 31, 2018	—	$10.47	(10.38)%		0.88%	1.97%	1.62%	$5,979	52%
December 31, 2017	—	$11.93	25.56%		0.94%	1.98%	1.85%	$3,122	60%
December 31, 2016	0.14	$9.69	2.69	%(b)	1.15%	1.93%	1.80%	$2,626	103%

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory RS Global Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$17.27	0.14	2.06	2.20	—	—	—
Year Ended: December 31, 2020	$14.86	0.18	2.35	2.53	(0.11)	(0.01)	—
December 31, 2019	$11.53	0.21	3.29	3.50	(0.16)	(0.01)	—
December 31, 2018	$12.75	0.20	(0.90)	(0.70)	(0.16)	(0.36)	—
December 31, 2017	$11.16	0.15	2.53	2.68	—	(1.00)	(0.09)
December 31, 2016	$11.56	0.13	0.65	0.78	(0.03)	(1.15)	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$16.68	0.07	1.99	2.06	—	—	—
Year Ended: December 31, 2020	$14.38	0.07	2.24	2.31	— (e)	(0.01)	—
December 31, 2019	$11.17	0.14	3.16	3.30	(0.08)	(0.01)	—
December 31, 2018	$12.38	0.10	(0.87)	(0.77)	(0.08)	(0.36)	—
December 31, 2017	$10.95	0.05	2.47	2.52	—	(1.00)	(0.09)
December 31, 2016	$11.42	0.05	0.63	0.68	—	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Global Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$19.47	12.74%	0.85%	1.50%	1.37%	$45,529	30%
Year Ended: December 31, 2020	(0.12)	$17.27	17.00%	0.85%	1.22%	1.40%	$51,066	71%
December 31, 2019	(0.17)	$14.86	30.36%	0.85%	1.51%	1.53%	$26,471	46%
December 31, 2018	(0.52)	$11.53	(5.45)%	0.94%	1.51%	1.75%	$5,695	58%
December 31, 2017	(1.09)	$12.75	24.48%	1.17%	1.24%	1.90%	$3,456	187%
December 31, 2016	(1.18)	$11.16	6.67%	1.40%	1.12%	1.71%	$5,366	184%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$18.74	12.35%	1.60%	0.77%	2.43%	$3,753	30%
Year Ended: December 31, 2020	(0.01)	$16.68	16.06%	1.60%	0.48%	2.53%	$3,491	71%
December 31, 2019	(0.09)	$14.38	29.52%	1.60%	1.07%	2.59%	$3,101	46%
December 31, 2018	(0.44)	$11.17	(6.20)%	1.70%	0.79%	2.59%	$2,358	58%
December 31, 2017	(1.09)	$12.38	23.47%	1.91%	0.41%	3.00%	$2,167	187%
December 31, 2016	(1.15)	$10.95	5.92%	2.16%	0.41%	2.44%	$1,270	184%

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory RS Global Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$21.57	0.14	2.58	2.72	—	—	—
Year Ended: December 31, 2020	$18.55	0.18	2.92	3.10	(0.07)	(0.01)	—
December 31, 2019	$14.37	0.25	4.07	4.32	(0.13)	(0.01)	—
December 31, 2018	$15.76	0.20	(1.10)	(0.90)	(0.13)	(0.36)	—
December 31, 2017	$13.62	0.05	3.18	3.23	—	(1.00)	(0.09)
December 31, 2016	$11.50	0.09	3.43	3.52	(0.25)	(1.15)	—
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$12.87	0.13	1.53	1.66	—	—	—
Year Ended December 31, 2020	$11.07	0.08	1.83	1.91	(0.10)	(0.01)	—
May 2, 2019(f) through December 31, 2019	$10.00	0.13	1.12	1.25	(0.17)	(0.01)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(f)  Commencement of operations.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Global Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$24.29	12.61%		1.10%	1.27%	1.78%	$5,153	30%
Year Ended: December 31, 2020	(0.08)	$21.57	16.70%		1.10%	0.98%	1.93%	$4,454	71%
December 31, 2019	(0.14)	$18.55	30.10%		1.10%	1.53%	2.34%	$2,365	46%
December 31, 2018	(0.49)	$14.37	(5.68)%		1.20%	1.25%	2.34%	$1,920	58%
December 31, 2017	(1.09)	$15.76	24.09%		1.61%	0.38%	2.76%	$2,281	187%
December 31, 2016	(1.40)	$13.62	30.57	%(e)	1.68%	0.74%	1.81%	$9,213	184%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	—	$14.53	12.90%		0.55%	1.85%	0.93%	$70,854	30%
Year Ended December 31, 2020	(0.11)	$12.87	17.27%		0.55%	0.64%	1.16%	$46,776	71%
May 2, 2019(f) through December 31, 2019	(0.18)	$11.07	12.47%		0.55%	1.85%	28.85%	$124	46%

(continues on next page)

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory RS Global Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$17.12	0.16	2.05	2.21	—	—	—
Year Ended: December 31, 2020	$14.72	0.20	2.34	2.54	(0.13)	(0.01)	—
December 31, 2019	$11.42	0.26	3.24	3.50	(0.19)	(0.01)	—
December 31, 2018	$12.63	0.23	(0.89)	(0.66)	(0.19)	(0.36)	—
December 31, 2017	$11.04	0.18	2.50	2.68	—	(1.00)	(0.09)
December 31, 2016	$11.60	0.15	0.67	0.82	(0.23)	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Global Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$19.33	12.91%	0.60%	1.79%	1.03%	$145,699	30%
Year Ended: December 31, 2020	(0.14)	$17.12	17.27%	0.60%	1.38%	1.10%	$114,925	71%
December 31, 2019	(0.20)	$14.72	30.69%	0.60%	1.95%	1.17%	$52,541	46%
December 31, 2018	(0.55)	$11.42	(5.17)%	0.70%	1.80%	1.20%	$25,544	58%
December 31, 2017	(1.09)	$12.63	24.75%	0.88%	1.44%	1.32%	$24,657	187%
December 31, 2016	(1.38)	$11.04	7.01%	1.09%	1.30%	1.36%	$13,430	184%

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$24.70	0.07	2.51	2.58	—	—	—
Year Ended: December 31, 2020	$21.37	0.10	3.45	3.55	(0.22)	—	(0.22)
December 31, 2019	$17.45	0.37	3.65	4.02	(0.10)	—	(0.10)
December 31, 2018	$22.52	0.24	(4.54)	(4.30)	(0.13)	(0.64)	(0.77)
December 31, 2017	$15.98	0.16	6.55	6.71	(0.17)	—	(0.17)
December 31, 2016	$14.60	0.11	1.38	1.49	(0.15)	—	(0.15)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$18.38	(0.04)	1.88	1.84	—	—	—
Year Ended: December 31, 2020	$15.94	(0.07)	2.58	2.51	(0.07)	—	(0.07)
December 31, 2019	$13.06	0.14	2.74	2.88	—	—	—
December 31, 2018	$17.07	0.05	(3.42)	(3.37)	— (f)	(0.64)	(0.64)
December 31, 2017	$12.17	— (f)	4.97	4.97	(0.07)	—	(0.07)
December 31, 2016	$11.20	(0.01)	1.05	1.04	(0.11)	—	(0.11)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)		Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$27.28	10.45%		1.34%	0.50%		1.58%	$64,917	50%
Year Ended: December 31, 2020	—	$24.70	16.73%		1.34%	0.47%		1.64%	$60,206	109%
December 31, 2019	—	$21.37	22.96%		1.34%	1.95%		1.62%	$62,346	96%
December 31, 2018	—	$17.45	(19.08)%		1.34%	1.11%		1.61%	$56,823	118%
December 31, 2017	—	$22.52	42.08%		1.54%	0.80%		1.66%	$76,485	113%
December 31, 2016	0.04	$15.98	10.50	%(b)	1.65%	0.73%		1.67%	$61,767	120%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$20.22	10.01%		2.14%	(0.38)%		2.69%	$2,615	50%
Year Ended: December 31, 2020	—	$18.38	15.79%		2.14%	(0.45)%		2.69%	$3,261	109%
December 31, 2019	—	$15.94	22.05%		2.14%	0.99%		2.48%	$5,787	96%
December 31, 2018	—	$13.06	(19.75)%		2.14%	0.31%		2.40%	$10,141	118%
December 31, 2017	—	$17.07	40.96%		2.34%	—	%(g)	2.46%	$15,854	113%
December 31, 2016	0.04	$12.17	9.62	%(b)	2.45%	(0.09)%		2.48%	$12,273	120%

(continues on next page)

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Sophus Emerging Markets Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$23.13	0.03	2.36	2.39	—	—	—
Year Ended: December 31, 2020	$20.03	0.05	3.23	3.28	(0.18)	—	(0.18)
December 31, 2019	$16.37	0.31	3.41	3.72	(0.06)	—	(0.06)
December 31, 2018	$21.18	0.18	(4.26)	(4.08)	(0.09)	(0.64)	(0.73)
December 31, 2017	$15.03	0.09	6.17	6.26	(0.11)	—	(0.11)
December 31, 2016	$13.76	0.07	1.30	1.37	(0.14)	—	(0.14)
Class R6
Six Months Ended June 30, 2021 (Unaudited)	$25.10	0.14	2.54	2.68	—	—	—
Year Ended: December 31, 2020	$21.68	0.20	3.52	3.72	(0.30)	—	(0.30)
December 31, 2019	$17.68	0.52	3.65	4.17	(0.17)	—	(0.17)
December 31, 2018	$22.81	0.34	(4.62)	(4.28)	(0.21)	(0.64)	(0.85)
December 31, 2017	$16.16	0.34	6.57	6.91	(0.26)	—	(0.26)
November 15, 2016(f) through December 31, 2016	$15.91	0.04	0.25	0.29	(0.04)	—	(0.04)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory Sophus Emerging Markets Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—	$25.52	10.33%		1.58%	0.24%	1.89%	$13,743	50%
Year Ended: December 31, 2020	—	$23.13	16.46%		1.58%	0.25%	1.95%	$13,531	109%
December 31, 2019	—	$20.03	22.64%		1.58%	1.71%	1.94%	$13,817	96%
December 31, 2018	—	$16.37	(19.24)%		1.58%	0.89%	1.91%	$12,505	118%
December 31, 2017	—	$21.18	41.69%		1.83%	0.50%	2.00%	$17,875	113%
December 31, 2016	0.04	$15.03	10.26	%(b)	1.87%	0.50%	1.87%	$15,923	120%
Class R6
Six Months Ended June 30, 2021 (Unaudited)	—	$27.78	10.68%		0.89%	1.01%	1.16%	$160,787	50%
Year Ended: December 31, 2020	—	$25.10	17.28%		0.89%	0.95%	1.21%	$115,637	109%
December 31, 2019	—	$21.68	23.55%		0.89%	2.69%	1.22%	$72,196	96%
December 31, 2018	—	$17.68	(18.73)%		0.89%	1.59%	1.24%	$29,228	118%
December 31, 2017	—	$22.81	42.77%		1.03%	1.66%	1.39%	$18,762	113%
November 15, 2016(f) through December 31, 2016	—	$16.16	1.81	%(b)	1.16%	1.79%	21.70%	$64	120%

(continues on next page)
See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Sophus Emerging Markets Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$24.85	0.12	2.53	2.65	—	—	—
Year Ended: December 31, 2020	$21.48	0.16	3.50	3.66	(0.29)	—	(0.29)
December 31, 2019	$17.54	0.45	3.65	4.10	(0.16)	—	(0.16)
December 31, 2018	$22.64	0.35	(4.61)	(4.26)	(0.20)	(0.64)	(0.84)
December 31, 2017	$16.05	0.21	6.62	6.83	(0.24)	—	(0.24)
December 31, 2016	$14.61	0.18	1.37	1.55	(0.15)	—	(0.15)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 1.45% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory Sophus Emerging Markets Fund
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—	$27.50	10.66%		0.99%	0.88%	1.26%	$330,337	50%
Year Ended: December 31, 2020	—	$24.85	17.10%		0.99%	0.79%	1.31%	$280,364	109%
December 31, 2019	—	$21.48	23.40%		0.99%	2.32%	1.30%	$255,423	96%
December 31, 2018	—	$17.54	(18.77)%		0.99%	1.64%	1.30%	$178,132	118%
December 31, 2017	—	$22.64	42.59%		1.18%	1.07%	1.33%	$100,902	113%
December 31, 2016	0.04	$16.05	10.86	%(b)	1.32%	1.17%	1.38%	$60,277	120%

See notes to financial statements.

47

Victory Portfolios	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 41 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following three Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS International Fund	RS International Fund	Classes A, C, R, R6 and Y
Victory RS Global Fund	RS Global Fund	Classes A, C, R, R6 and Y
Victory Sophus Emerging Markets Fund	Sophus Emerging Markets Fund	Classes A, C, R, R6 and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset values are calculated. The Funds uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS International Fund
Common Stocks	$—	$405,007,084	$—	$405,007,084
Exchange-Traded Funds	4,043,783	—	—	4,043,783
Collateral for Securities Loaned	2,898,989	—	—	2,898,989
Total	$6,942,772	$405,007,084	$—	$411,949,856
RS Global Fund
Common Stocks	$162,466,475	$103,202,646	$—	$265,669,121
Exchange-Traded Funds	793,734	—	—	793,734
Collateral for Securities Loaned	8,982,929	—	—	8,982,929
Total	$172,243,138	$103,202,646	$—	$275,445,784
Sophus Emerging Markets Fund
Common Stocks	$129,099,249	$438,044,705	$—	$567,143,954
Collateral for Securities Loaned	7,337,834	—	—	7,337,834
Total	$136,437,083	$438,044,705	$—	$574,481,788

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

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Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis

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of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Assets (Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
RS International Fund	$2,406,530	$2,406,530	$—	$—	$—	$—
RS Global Fund	8,524,966	8,524,966	—	—	—	—
Sophus Emerging Markets Fund	6,969,687	6,969,687	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows.

	Excluding U.S. Government Securities
	Purchases	Sales
RS International Fund	$112,961,642	$111,291,382
RS Global Fund	95,243,596	71,418,323
Sophus Emerging Markets Fund	306,783,312	258,096,839

For the six months ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
RS International Fund	0.80%
RS Global Fund	0.80%
Sophus Emerging Markets Fund	1.00%

Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Assets up to $15 billion	Assets $15 billion — $30 billion	Assets over $30 billion
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class R	Class R6	Class Y
RS International Fund	0.25%	1.00%	0.50%	0.00%	0.00%
RS Global Fund	0.25%	1.00%	0.50%	0.00%	0.00%
Sophus Emerging Markets Fund	0.25%	1.00%	0.50%	0.00%	0.00%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended June 30, 2021, the Distributor received approximately $1,760 from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2022
	Class A	Class C	Class R	Class R6	Class Y
RS International Fund	1.13%	1.88%	1.38%	0.83%	0.88%
RS Global Fund	0.85%	1.60%	1.10%	0.55%	0.60%
Sophus Emerging Markets Fund	1.34%	2.14%	1.58%	0.89%	0.99%

Under the terms of the expense limitation agreements, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2021	Expires 2022	Expires 2022	Expires 2024	Total
RS International Fund	$78,904	$266,869	$491,864	$229,808	$1,067,445
RS Global Fund	129,522	359,812	690,062	537,651	1,717,047
Sophus Emerging Markets Fund	522,270	1,124,230	1,137,721	708,613	3,492,834

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets, and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized or participated in the Facility during the six months ended June 30, 2021, were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Sophus Emerging Markets Fund	Borrower	$—	$1,570,000	3	0.56%	$1,570,000

*  For the six months ended June 30, 2021, based on the number of days borrowings were outstanding.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

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7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS International Fund	Annually	Annually
RS Global Fund	Annually	Annually
Sophus Emerging Markets Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
RS International Fund	$2,778,208	$—	$2,778,208
RS Global Fund	26,270,363	—	26,270,363
Sophus Emerging Markets Fund	127,143	48,808	175,951

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Victory Portfolios	Supplemental Information June 30, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
RS International Fund
Class A	$1,000.00	$1,111.90	$1,019.19	$5.92	$5.66	1.13%
Class C	1,000.00	1,108.00	1,015.47	9.83	9.39	1.88%
Class R	1,000.00	1,111.30	1,017.95	7.22	6.90	1.38%
Class R6	1,000.00	1,114.00	1,020.68	4.35	4.16	0.83%
Class Y	1,000.00	1,114.40	1,020.43	4.61	4.41	0.88%
RS Global Fund
Class A	1,000.00	1,127.40	1,020.58	4.48	4.26	0.85%
Class C	1,000.00	1,123.50	1,016.86	8.42	8.00	1.60%
Class R	1,000.00	1,126.10	1,019.34	5.80	5.51	1.10%
Class R6	1,000.00	1,129.00	1,022.07	2.90	2.76	0.55%
Class Y	1,000.00	1,129.10	1,021.82	3.17	3.01	0.60%

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Victory Portfolios	Supplemental Information — continued June 30, 2021

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	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
Sophus Emerging Markets Fund
Class A	$1,000.00	$1,104.50	$1,018.15	$6.99	$6.71	1.34%
Class C	1,000.00	1,100.10	1,014.18	11.14	10.69	2.14%
Class R	1,000.00	1,103.30	1,016.96	8.24	7.90	1.58%
Class R6	1,000.00	1,106.80	1,020.38	4.65	4.46	0.89%
Class Y	1,000.00	1,106.60	1,019.89	5.17	4.96	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

60

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR (6/21)

June 30, 2021

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	4
Schedules of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	11
Victory INCORE Low Duration Bond Fund	20
Victory High Yield Fund	28
Victory Tax-Exempt Fund	35
Victory High Income Municipal Bond Fund	39
Victory Floating Rate Fund	44
Strategic Income Fund	54
Financial Statements
Statements of Assets and Liabilities	60
Statements of Operations	63
Statements of Changes in Net Assets	66
Financial Highlights	74
Notes to Financial Statements	92
Supplemental Information	109
Proxy Voting and Portfolio Holdings Information	109
Expense Examples	109
Liquidity Risk Management Program	111
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Low Duration Bond Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income consistent with preservation of capital.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory High Yield Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide current income. Capital appreciation is a secondary objective.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Tax-Exempt Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory High Income Municipal Bond Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Floating Rate Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien	1.5%
The Michaels Cos., Inc., Term B Loans, First Lien	1.4%
Jo-Ann Stores LLC, Loan, First Lien	1.3%
ACProducts, Inc. Initial Term Loans, First Lien	1.3%
Jo-Ann Stores LLC, Term Loan B, First Lien	1.3%
iHeartCommunications, Inc., Term Loans, First Lien	1.1%
U.S. Renal Care, Inc., Initial Term Loan, First Lien	1.1%
CP ATLAS BUYER, Inc., Term B Loans, First Lien	1.1%
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien	1.0%
PetSmart, Inc., Initial Term Loans, First Lien	1.0%

Sector Allocation*

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Strategic Income Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high current income with a secondary objective of capital appreciation.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (3.0%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 12/15/24 @ 100	$125,000	$125,531
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	105,000	104,674
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 6/20/24 @ 100 (a) (b)	287,000	287,163
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (a)	142,000	141,838
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)	136,000	135,983
Total Asset-Backed Securities (Cost $794,915)		795,189
Collateralized Mortgage Obligations (1.0%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	130,000	135,887
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	117,000	124,342
Total Collateralized Mortgage Obligations (Cost $254,249)		260,229
Preferred Stocks (3.5%)
Financials (1.4%):
AMG Capital Trust II, 10/15/37, 5.15%	1,475	88,653
Bank of America Corp., Series L, 7.25% (c)	77	109,032
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	865	66,657
Wells Fargo & Co., Series L, 7.50% (c)	75	114,466
		378,808
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	17	25,080
Industrials (0.5%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	981	118,436
Utilities (1.5%):
American Electric Power Co., Inc., 8/15/23, 6.13%	655	33,562
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	1,090	105,872
DTE Energy Co., 11/1/22, 6.25%	1,476	72,959
NextEra Energy, Inc., 3/1/23, 5.27%	2,390	117,014
The Southern Co., Series 2019, 8/1/22, 6.75%	1,677	84,906
		414,313
Total Preferred Stocks (Cost $895,165)		936,637
Corporate Bonds (54.7%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$50,000	44,254
AT&T, Inc. 4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	46,000	52,213
1.65%, 2/1/28, Callable 12/1/27 @ 100	51,000	50,621
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	126,000	161,398

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
CenturyLink, Inc., 6.75%, 12/1/23	$50,000	$55,425
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	75,826
2.80%, 1/15/51, Callable 7/15/50 @ 100	56,000	53,894
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	62,000	62,723
Verizon Communications, Inc. 3.38%, 2/15/25 (b)	38,000	41,285
3.55%, 3/22/51, Callable 9/22/50 @ 100 (b)	90,000	96,170
		693,809
Consumer Discretionary (8.6%):
Aptiv PLC, 5.40%, 3/15/49, Callable 9/15/48 @ 100 (d)	70,000	95,023
Booking Holdings, Inc. 0.90%, 9/15/21	10,000	10,875
0.75%, 5/1/25	75,000	106,251
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (b)	315,000	330,344
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	51,858
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100 (b)	75,000	83,287
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100	87,000	92,436
2/15/26 (a) (d)	71,000	76,858
General Motors Co., 4.88%, 10/2/23 (b)	96,000	104,497
Hasbro, Inc., 2.60%, 11/19/22	130,000	133,697
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	48,000	51,356
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	55,000	57,385
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	18,000	19,354
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	93,000	107,638
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	142,000	151,308
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	30,789
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	43,000	42,520
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	119,838
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	126,000	130,124
3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	125,047
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (d)	100,000	116,857
Ross Stores, Inc. 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	74,200
0.88%, 4/15/26, Callable 3/15/26 @ 100	53,000	51,916
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	80,000	80,709
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	73,000	72,934
		2,317,101
Consumer Staples (2.7%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (a)	156,000	155,644
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	34,000	38,461
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	75,000	86,716
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	64,945
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	160,000	158,843
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	42,000	46,748

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	$92,000	$111,078
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	51,452
		713,887
Energy (4.2%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	135,000	153,904
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	113,000	117,852
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	65,000	86,838
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	39,000	40,717
HollyFrontier Corp., 2.63%, 10/1/23 (d)	116,000	120,038
Marathon Oil Corp., 6.60%, 10/1/37	105,000	139,821
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	90,000	107,045
Pioneer Natural Resources Co. 0.25%, 5/15/25	65,000	103,680
1.90%, 8/15/30, Callable 5/15/30 @ 100	109,000	105,045
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (b)	120,000	123,169
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	24,000	26,798
		1,124,907
Financials (12.0%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	199,034
4.75%, 1/15/49, Callable 7/15/48 @ 100 (d)	20,000	26,324
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	55,000	60,687
Ares Capital Corp., 4.63%, 3/1/24	110,000	120,745
Bank of America Corp. 4.20%, 8/26/24, MTN (b)	51,000	55,977
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	108,474
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	72,000	77,573
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	136,559
Citigroup, Inc. 3.88%, 3/26/25	35,000	38,413
4.60%, 3/9/26 (b)	36,000	41,007
4.45%, 9/29/27 (b)	63,000	71,952
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	51,000	58,533
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	55,000	56,099
3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)	261,000	279,727
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	212,678
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	52,051
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	110,000	108,676
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100 (b)	170,000	183,168
5.60%, 7/15/41	52,000	72,857
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	75,000	72,934
Morgan Stanley 4.88%, 11/1/22 (b)	144,000	152,350
3.13%, 7/27/26, MTN (b)	280,000	303,125
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	42,000	44,611
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	40,000	46,072

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	$164,000	$175,042
Unum Group 4.00%, 6/15/29, Callable 3/15/29 @ 100	92,000	103,412
4.13%, 6/15/51, Callable 12/15/50 @ 100	67,000	67,614
Wells Fargo & Co. 4.30%, 7/22/27, MTN (b)	180,000	205,114
4.90%, 11/17/45 (b)	80,000	102,399
		3,233,207
Health Care (5.2%):
AbbVie, Inc. 3.20%, 11/21/29, Callable 8/21/29 @ 100	66,000	71,633
4.45%, 5/14/46, Callable 11/14/45 @ 100	62,000	75,098
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	84,886
Anthem, Inc. 2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	68,058
2.75%, 10/15/42	20,000	107,738
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	220,000	246,444
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	73,000	77,010
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	73,000	82,321
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a)	114,000	113,382
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (b)	65,000	67,134
Illumina, Inc., 8/15/23 (d)	85,000	108,031
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	59,000	55,615
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	91,000	104,435
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	57,431
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	44,000	44,216
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	40,000	40,806
		1,404,238
Industrials (6.7%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	105,000	104,103
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	120,000	119,424
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	58,000	60,510
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	85,000	90,050
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (b)	130,000	134,882
Fortive Corp., 0.88%, 2/15/22	120,000	120,392
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (b)	195,000	217,027
Norfolk Southern Corp., 2.30%, 5/15/31, Callable 2/15/31 @ 100	100,000	101,339
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	63,565
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	72,868
6.25%, 12/1/37	60,000	84,901
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (b)	149,000	159,348
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	57,000	56,389
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	68,701
Southwest Airlines Co., 1.25%, 5/1/25	75,000	113,631
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100 (b)	170,000	171,607
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	60,000	72,482
		1,811,219

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (6.0%):
Akamai Technologies, Inc., 0.13%, 5/1/25	$35,000	$45,847
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	70,325
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (b)	57,000	60,887
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	123,000	145,386
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (b)	153,000	168,275
Citrix Systems, Inc., 1.25%, 3/1/26, Callable 2/1/26 @ 100	106,000	104,793
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (d)	100,000	114,911
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	102,000	111,348
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	59,000	68,621
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (b)	167,000	201,963
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (a)	38,000	39,530
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	72,026
ServiceNow, Inc., 6/1/22	2,000	8,133
Square, Inc., 0.25%, 11/1/27 (a) (d)	20,000	23,277
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	51,000	64,644
Vishay Intertechnology, Inc., 2.25%, 6/15/25	20,000	21,045
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	170,000	174,442
Western Digital Corp., 1.50%, 2/1/24	110,000	117,401
		1,612,854
Materials (0.5%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (b)	100,000	105,396
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	37,000	38,269
		143,665
Real Estate (3.2%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (b)	285,000	294,402
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (a)	48,000	50,830
Kite Realty Group LP, 0.75%, 4/1/27 (a)	10,000	10,497
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	60,000	65,890
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	58,000	59,009
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	59,380
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	165,170
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	65,000	73,159
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	80,000	80,799
		859,136
Utilities (3.0%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	100,000	96,234
American Water Capital Corp., 2.80%, 5/1/30, Callable 2/1/30 @ 100	55,000	58,302
CenterPoint Energy, Inc., 4.57%, 9/15/29	455	29,748
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	110,000	154,380
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (b)	145,000	149,876
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	135,161
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	75,844
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (a)	109,000	116,449
		815,994
Total Corporate Bonds (Cost $14,018,058)		14,730,017

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.41% (LIBOR01M+132bps), 10/25/32, Callable 7/25/21 @ 100 (e)	$59,497	$59,836
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 7/25/21 @ 100 (b)	3,690	2,667
Total Residential Mortgage-Backed Securities (Cost $62,018)		62,503
Yankee Dollars (11.2%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	89,000	116,666
Consumer Staples (4.4%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)	275,000	298,701
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	400,000	414,432
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	258,000	263,056
2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)	200,000	207,550
		1,183,739
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	65,000	67,346
Ecopetrol SA, 5.88%, 9/18/23 (b)	133,000	144,050
Statoil ASA, 3.95%, 5/15/43	20,000	23,368
		234,764
Financials (2.8%):
Barclays Bank PLC 2/4/25 (b)	45,000	64,671
2/18/25	30,000	34,280
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	200,000	204,426
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (a)	95,000	126,613
4.20%, 5/13/50, Callable 11/13/49 @ 100 (a)	25,000	28,696
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (a)	200,000	214,922
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	85,000	86,467
		760,075
Industrials (0.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150,000	175,879
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	62,179
		238,058
Materials (1.3%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)	200,000	204,682
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	50,000	68,534
Vale Overseas Ltd., 6.25%, 8/10/26	63,000	75,714
		348,930

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Utilities (0.5%):
Iberdrola International BV 6.75%, 9/15/33	$35,000	$47,516
6.75%, 7/15/36 (d)	47,000	71,319
		118,835
Total Yankee Dollars (Cost $2,868,907)		3,001,067
U.S. Government Mortgage-Backed Agencies (17.7%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 (b)	8,784	9,015
Series 4395, Class PA, 2.50%, 4/15/37 (b)	97,631	101,477
5.50%, 6/1/38	32,017	37,354
7.00%, 9/1/38 (b)	6,672	8,012
Series 4320, Class AP, 3.50%, 7/15/39 – 10/15/40 (b)	163,485	170,440
4.50%, 1/1/41 – 7/1/44 (b)	374,834	416,185
Series 4444, Class CH, 3.00%, 1/15/41 (b)	44,147	44,786
2.50%, 7/1/50	121,942	126,127
2.00%, 3/1/51 (b)	281,355	284,493
		1,197,889
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (b)	57,167	66,965
5.50%, 4/1/22 – 1/1/38 (b)	121,861	140,775
7.00%, 8/1/23 – 12/1/28	1,033	1,039
7.50%, 12/1/29 (b)	3,624	4,254
8.00%, 6/1/30	1,765	2,112
8.00%, 9/1/30 (b)	9,470	11,133
7.50%, 2/1/31	10,863	12,498
7.00%, 2/1/32 – 6/1/32 (b)	14,910	17,938
5.00%, 12/1/34 – 3/1/40	59,562	67,738
2.16% (LIBOR12M+166bps), 12/1/36 (b) (e)	25,792	26,525
4.50%, 12/1/38 – 5/25/40 (b)	236,753	252,839
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (b)	171,918	177,376
3.50%, 8/1/39 – 12/25/50 (b)	733,976	769,463
3.00%, 6/1/40 – 8/1/46 (b)	589,859	620,222
4.00%, 11/1/43 – 10/1/48 (b)	628,603	689,532
3.50%, 7/1/46	36,589	39,623
3.00%, 9/1/46 – 5/1/48	280,559	299,487
4.00%, 6/1/49	16,570	17,688
2.00%, 3/1/51 (b)	331,106	335,183
		3,552,390
Government National Mortgage Association 6.00%, 12/15/33 (b)	12,571	14,667
Total U.S. Government Mortgage-Backed Agencies (Cost $4,640,773)		4,764,946

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (3.7%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (b)	$305,000	$249,004
U.S. Treasury Notes 0.75%, 4/30/26	679,000	675,605
1.63%, 5/15/31	75,000	76,172
Total U.S. Treasury Obligations (Cost $993,386)		1,000,781
Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	16,444	16,444
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (f)	445,414	445,414
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	8,206	8,206
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	65,435	65,435
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	294,208	294,208
Total Collateral for Securities Loaned (Cost $829,707)		829,707
Total Investments (Cost $25,357,178) — 98.1%		26,381,076
Other assets in excess of liabilities — 1.9%		521,217
NET ASSETS — 100.00%		$26,902,293

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $3,434,117 and amounted to 12.8% of net assets.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)  All or a portion of this security is on loan.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(f)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	2	9/30/21	$440,945	$440,641	$(304)
5-Year U.S. Treasury Note Futures	13	9/30/21	1,606,967	1,604,586	(2,381)
Canadian Dollar Futures	3	9/14/21	248,190	241,860	(6,330)
Ultra Long Term U.S. Treasury Bond Futures	6	9/21/21	1,111,156	1,156,125	44,969
					$35,954

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	12	9/21/21	$1,579,928	$1,590,000	$(10,072)
Japanese Yen Futures	3	9/13/21	341,250	337,763	3,487
Mexican Peso Currency Futures	8	9/13/21	200,400	198,800	1,600
					$(4,985)
Total unrealized appreciation					$50,056
Total unrealized depreciation					(19,087)
Total net unrealized appreciation (depreciation)					$30,969

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (5.3%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100 (a)	$2,019,455	$2,029,035
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 2/18/24 @ 100	1,815,000	1,805,997
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,168,000	1,161,925
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	886,000	883,249
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 12/15/23 @ 100	1,144,000	1,146,646
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 5/15/25 @ 100	1,125,000	1,124,756
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 6/20/24 @ 100 (a) (b)	2,200,000	2,201,247
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (b)	1,230,000	1,228,598
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (b)	1,223,000	1,222,853
Total Asset-Backed Securities (Cost $12,809,050)		12,804,306
Collateralized Mortgage Obligations (2.8%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.30% (LIBOR03M+112bps), 1/15/31, Callable 7/15/21 @ 100 (a) (b) (c)	2,000,000	2,000,444
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.43% (LIBOR03M+125bps), 1/15/30, Callable 7/15/21 @ 100 (a) (b) (c)	2,825,000	2,817,827
Voya CLO Ltd., Series 2017-4A, Class A1, 1.31% (LIBOR03M+113bps), 10/15/30, Callable 7/15/21 @ 100 (a) (b) (c)	2,000,000	2,000,419
Total Collateralized Mortgage Obligations (Cost $6,825,000)		6,818,690
Preferred Stocks (2.1%)
Financials (0.9%):
AMG Capital Trust II, 10/15/37, 5.15%	7,530	452,582
Bank of America Corp., Series L, 7.25% (d)	370	523,920
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	6,495	500,505
Wells Fargo & Co., Series L, 7.50% (d)	450	686,795
		2,163,802
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	146	215,389
Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	5,055	610,290
Utilities (0.8%):
American Electric Power Co., Inc., 8/15/23, 6.13% (e)	3,530	180,877
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	5,730	556,555
DTE Energy Co., 11/1/22, 6.25%	6,774	334,839

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
NextEra Energy, Inc., 3/1/23, 5.27%	9,950	$487,152
The Southern Co., Series 2019, 8/1/22, 6.75%	8,901	450,658
		2,010,081
Total Preferred Stocks (Cost $4,658,407)		4,999,562
Corporate Bonds (52.1%)
Communication Services (3.5%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	$2,500,000	2,526,850
CenturyLink, Inc., 6.75%, 12/1/23	424,000	470,004
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	540,253
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a) (e)	1,182,000	1,275,094
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,503,690
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 8/9/21 @ 102.31 (a) (b)	836,000	858,388
Verizon Communications, Inc. 3.38%, 2/15/25 (a)	354,000	384,607
1.26% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	827,000	852,331
		8,411,217
Consumer Discretionary (8.5%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100 (e)	2,500,000	2,500,875
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,599,000	1,733,700
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,632,000	2,802,185
Booking Holdings, Inc. 0.90%, 9/15/21	105,000	114,186
0.75%, 5/1/25 (e)	360,000	510,005
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,027,000	3,199,781
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100	1,020,000	1,083,730
2/15/26 (b)	220,000	238,152
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,411,798
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	620,000	646,883
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,194,000	1,304,421
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b)	244,000	252,786
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 (e)	1,247,000	1,328,741
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a) (e)	3,283,000	3,390,453
		20,517,696
Consumer Staples (2.3%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	1,372,000	1,368,872
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	322,000	364,250
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	792,000	808,656
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	695,000	740,786
Tyson Foods, Inc. 2.25%, 8/23/21, Callable 7/23/21 @ 100	1,080,000	1,081,339
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,272,878
		5,636,781

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Energy (3.0%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	$400,000	$412,884
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	835,395
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	329,000	343,483
HollyFrontier Corp., 2.63%, 10/1/23 (e)	971,000	1,004,800
Pioneer Natural Resources Co. 0.55%, 5/15/23	1,130,000	1,130,723
0.25%, 5/15/25	365,000	582,201
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	1,010,000	1,036,674
Valero Energy Corp. 2.70%, 4/15/23 (a)	951,000	986,120
1.20%, 3/15/24	1,020,000	1,028,252
		7,360,532
Financials (9.7%):
Ares Capital Corp., 4.63%, 3/1/24	590,000	647,631
Bank of America Corp., 4.20%, 8/26/24, MTN (a)	1,660,000	1,822,016
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	736,942
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/9/21 @ 102.88 (a) (b)	772,000	796,472
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,693,167
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	856,328
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,530,420
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,705,991
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b) (e)	1,488,000	1,545,913
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	435,000	470,470
Morgan Stanley 4.88%, 11/1/22 (a)	1,004,000	1,062,222
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	2,575,000	2,574,176
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	300,000	345,540
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100 (e)	1,097,000	1,085,844
The Goldman Sachs Group, Inc., 1.93% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,583,460
Unum Group, 4.00%, 3/15/24 (e)	1,310,000	1,414,643
Wells Fargo & Co., 0.81% (SOFR+51bps), 5/19/25, MTN, Callable 5/19/24 @ 100 (c)	585,000	583,941
Zions Bancorp NA 3.50%, 8/27/21 (a)	1,785,000	1,793,282
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,108,759
		23,357,217
Health Care (5.0%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100	2,545,000	2,759,442
Anthem, Inc., 2.75%, 10/15/42	110,000	592,561
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,064,339
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	621,000	655,112
See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc., 5.00%, 3/15/24	$2,479,000	$2,739,964
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	578,385
Illumina, Inc., 8/15/23 (e)	400,000	508,380
Mylan, Inc., 3.13%, 1/15/23 (b)	2,479,000	2,569,707
Upjohn, Inc., 1.13%, 6/22/22 (b)	525,000	528,738
		11,996,628
Industrials (4.3%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	2,480,000	2,468,096
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	1,156,868
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	725,000	764,215
Fortive Corp., 0.88%, 2/15/22	580,000	581,897
Roper Technologies, Inc., 0.45%, 8/15/22	1,019,000	1,019,601
Southwest Airlines Co. 4.75%, 5/4/23	1,937,000	2,078,944
1.25%, 5/1/25	315,000	477,250
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100 (a)	1,784,000	1,800,859
		10,347,730
Information Technology (5.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	305,000	399,526
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a) (e)	2,175,000	2,323,335
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,173,000	1,290,112
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	445,000	511,354
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	496,000	553,843
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	997,197
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	901,000	938,680
Micron Technology, Inc., 2.50%, 4/24/23	2,479,000	2,561,799
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	642,000	663,468
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	757,000	775,221
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,082,580
ServiceNow, Inc., 6/1/22	20,000	81,330
Square, Inc., 0.25%, 11/1/27 (b) (e)	195,000	226,947
Western Digital Corp., 1.50%, 2/1/24	505,000	538,976
		12,944,368
Materials (3.1%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	901,136
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b) (e)	1,987,000	1,973,965
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100 (e)	1,190,000	1,267,279
Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	1,049,000	1,133,958
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	2,234,090
		7,510,428
Real Estate (3.3%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,047,440
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	783,547
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24, Callable 10/15/24 @ 100	883,000	932,201

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	$1,230,000	$1,286,654
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	638,000	675,610
Kite Realty Group LP, 0.75%, 4/1/27 (b)	90,000	94,469
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,693,264
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	516,435
Weingarten Realty Investors 3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	365,000	375,359
3.50%, 4/15/23, Callable 1/15/23 @ 100	497,000	518,451
		7,923,430
Utilities (4.0%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	619,358
CenterPoint Energy, Inc., 4.57%, 9/15/29	3,880	253,675
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,681,000	2,749,339
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	650,336
NextEra Energy Capital Holdings, Inc. 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,462,000	1,511,167
0.65%, 3/1/23	1,129,000	1,132,906
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (b)	2,500,000	2,642,725
		9,559,506
Total Corporate Bonds (Cost $122,704,807)		125,565,533
Residential Mortgage-Backed Securities (3.1%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.87%, 10/25/33, Callable 7/25/21 @ 100 (a) (f)	1,220,885	1,220,885
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	13,210	13,773
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.60%, 11/25/34, Callable 7/25/21 @ 100 (a) (f)	958,030	958,030
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 3/25/30 @ 100 (a)	15,579	15,409
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 7/25/21 @ 100 (a)	6,680	4,828
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/21 @ 100 (a)	44,062	42,011
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.91%, 10/25/29, Callable 5/25/22 @ 100 (a) (b) (f)	1,933,066	1,956,103
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 5/25/23 @ 100 (a) (b) (f)	925,503	931,560
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.38% (LIBOR03M+120bps), 7/29/30, Callable 7/29/21 @ 100 (a) (b) (c)	2,250,000	2,249,994
Total Residential Mortgage-Backed Securities (Cost $7,386,816)		7,392,593
Yankee Dollars (11.4%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (b)	503,000	525,927

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (0.9%):
Stellantis NV, 5.25%, 4/15/23	$2,048,000	$2,208,256
Consumer Staples (4.0%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,346,000	2,548,190
Heineken NV, 3.40%, 4/1/22 (b) (e)	1,570,000	1,605,152
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,391,000	2,477,267
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	833,000	864,621
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b) (e)	2,122,000	2,163,591
		9,658,821
Energy (1.5%):
Canadian Natural Resources Ltd. 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,305,000	1,352,110
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,268,311
Ecopetrol SA, 5.88%, 9/18/23 (a)	846,000	916,286
		3,536,707
Financials (2.5%):
Barclays Bank PLC 2/4/25 (a)	270,000	388,028
2/18/25	230,000	262,809
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	1,675,000	1,712,068
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,406,000	3,660,122
		6,023,027
Industrials (0.7%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,087,361
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	606,000	615,508
		1,702,869
Materials (1.3%):
Anglo American Capital PLC, 3.63%, 9/11/24 (b) (e)	2,880,000	3,109,421
Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (e)	655,000	700,974
Total Yankee Dollars (Cost $27,223,243)		27,466,002
U.S. Government Mortgage-Backed Agencies (5.5%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	613,617	697,922
5.50%, 10/25/23 (a)	2,486	2,582
7.00%, 9/1/38 (a)	3,203	3,846
Series 4320, Class AP, 3.50%, 7/15/39 (a)	928,860	989,614
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	2,975,602	3,041,833
Series 4444, Class CH, 3.00%, 1/15/41 (a)	809,352	821,069
Series 4049, Class AB, 2.75%, 12/15/41 (a)	293,909	298,539
		5,855,405

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Federal National Mortgage Association 6.00%, 2/1/37 (a)	$985,902	$1,155,745
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	632,420	650,919
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,102,334	2,227,718
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	366,812	372,087
5.00%, 2/1/41 – 10/1/41 (a)	2,379,031	2,706,305
Series 2018-29, Class PA, 3.50%, 3/25/44 (a)	305,333	307,088
		7,419,862
Total U.S. Government Mortgage-Backed Agencies (Cost $12,986,438)		13,275,267
U.S. Treasury Obligations (13.9%)
U.S. Treasury Notes 0.13%, 4/15/22 (a)	6,435,362	6,600,928
0.13%, 6/30/22 (a)	11,526,000	11,529,152
0.13%, 7/15/23	5,328,000	5,314,264
0.13%, 2/15/24	10,000,000	9,935,937
Total U.S. Treasury Obligations (Cost $33,258,024)		33,380,281
Collateral for Securities Loaned^ (4.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	213,438	213,438
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	5,781,345	5,781,345
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	106,516	106,516
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	849,326	849,326
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	3,818,735	3,818,735
Total Collateral for Securities Loaned (Cost $10,769,360)		10,769,360
Total Investments (Cost $238,621,145) — 100.7%		242,471,594
Liabilities in excess of other assets — (0.7)%		(1,709,765)
NET ASSETS — 100.00%		$240,761,829

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $50,797,594 and amounted to 21.1% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(d)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e)  All or a portion of this security is on loan.

(f)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(g)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Futures	29	9/14/21	$2,399,170	$2,337,980	$(61,190)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	23	9/21/21	$3,025,499	$3,047,500	$(22,001)
5-Year U.S. Treasury Note Futures	95	9/30/21	11,741,886	11,725,820	16,066
Japanese Yen Futures	27	9/13/21	3,071,251	3,039,863	31,388
Mexican Peso Currency Futures	68	9/13/21	1,703,399	1,689,800	13,599
Ultra Long Term U.S. Treasury Bond Futures	4	9/21/21	733,145	770,750	(37,605)
					$1,447
Total unrealized appreciation					$61,053
Total unrealized depreciation					(120,796)
Total net unrealized appreciation (depreciation)					$(59,743)

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.0%)
Communication Services (0.9%):
AMC Networks, Inc., Class A (a) (b)	5,800	$387,440
iHeartMedia, Inc., Class A (a)	30,500	821,365
Nexstar Media Group, Inc., Class A	5,900	872,492
Sinclair Broadcast Group, Inc., Class A (b)	17,500	581,350
		2,662,647
Health Care (0.1%):
Surgery Partners, Inc. (a)	3,090	205,856
Total Common Stocks (Cost $2,081,723)		2,868,503
Senior Secured Loans (19.9%)
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (c)	$1,969,231	1,938,570
Alphabet Holding Co., Inc., Initial Term Loan, Second Lien, 7.84% (LIBOR01M+775bps), 8/15/25 (c)	568,750	568,926
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 4.59% (LIBOR01M+450bps), 6/19/25 (c)	1,985,000	1,989,963
Dayco Products LLC, Term Loans, First Lien, 4.39% (LIBOR03M+425bps), 5/19/24 (c)	960,000	910,800
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (c)	1,535,766	1,494,808
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR01M+500bps), 3/11/28 (c)	1,995,000	1,922,063
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.75% (LIBOR06M+475bps), 10/2/25 (c)	997,494	1,001,234
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (c)	1,977,556	1,961,577
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (c)	2,743,125	2,739,065
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 2/26/28 (c)	2,985,000	2,992,463
Hertz Corp., Term Loan B, First Lien, 6/14/28 (d) (e)	2,524,272	2,521,117
Hertz Corp., Term Loan C, First Lien, 6/14/28 (d) (e)	475,728	475,133
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.19% (LIBOR03M+500bps), 10/26/25 (c)	2,666,616	2,657,736
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR01M+500bps), 10/16/23 (c)	3,000,000	2,995,500
Jo-Ann Stores LLC, Term Loan B, First Lien, 6/30/28 (d)	3,000,000	2,992,500
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (c)	2,488,747	2,494,969
LifeScan Global Corp., Initial Term Loan, First Lien, 6.20% (LIBOR03M+600bps), 6/19/24 (c)	2,169,537	2,147,841
Men's Wearhouse, Inc., Term loan, First Lien	31,563	41,663
Navistar, Inc., Tranche B Term Loan, First Lien, 3.60% (LIBOR02M+350bps), 11/6/24 (c)	2,944,669	2,944,669
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (c)	3,990,000	3,980,743
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	1,675,000	1,675,419

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Reynolds Group Holdings, Inc., 2017 Incremental U.S. Term Loans, First Lien, 2.84% (LIBOR01M+275bps), 2/5/23 (c)	$1,671,629	$1,667,449
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.59% (LIBOR01M+850bps), 5/26/26 (c)	1,000,000	1,000,630
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (c)	1,864,865	2,028,041
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (c)	135,135	146,959
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 5/20/28 (c)	500,000	499,445
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (c)	825,681	803,660
Stars Group Holdings BV, Term Loan, First Lien, 3.70% (LIBOR03M+350bps), 6/27/25 (c)	870,665	870,779
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	1,469,309	1,423,394
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR01M+800bps), 12/1/25 (c)	1,677,874	1,373,759
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (c)	2,500,000	2,509,100
Traverse Midstream Partners LLC, Advance, First Lien, 6.50% (LIBOR01M+550bps), 9/27/24 (c)	1,963,470	1,969,616
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (c)	1,496,250	1,514,534
Victoria's Secret & Co., Term B, First Lien, 6/30/28	900,000	893,250
Total Senior Secured Loans (Cost $58,431,594)		59,147,375
Corporate Bonds (68.9%)
Communication Services (13.7%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/9/21 @ 102.38	3,000,000	3,079,350
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (b) (f)	2,500,000	2,599,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (f)	1,000,000	1,049,260
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (f) (g)	2,600,000	2,666,170
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (b) (f)	4,210,000	4,404,756
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (f)	1,800,000	1,870,866
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (f)	2,250,000	2,327,310
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b) (f)	2,750,000	2,738,340
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	4,020,000	4,312,776
Meredith Corp., 6.88%, 2/1/26, Callable 8/9/21 @ 103.44	2,968,000	3,093,517
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (f)	3,000,000	3,190,170
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f) (g)	3,000,000	3,056,460
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (f) (g)	2,350,000	2,560,301
Univision Communications, Inc. 5.13%, 2/15/25, Callable 7/19/21 @ 101.71 (b) (f)	2,500,000	2,550,500
6.63%, 6/1/27, Callable 6/1/23 @ 103.31 (f)	500,000	541,765
4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (f)	550,000	554,136
		40,594,927

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (16.5%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (f)	$1,800,000	$1,926,108
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f)	2,750,000	2,923,882
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56 (e) (f)	1,800,000	1,816,254
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	2,000,000	2,100,860
Boyd Gaming Corp. 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (f)	1,700,000	1,872,312
4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (f)	700,000	727,748
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 7/19/21 @ 102.63 (f)	2,500,000	2,532,175
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	3,000,000	3,270,210
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (b) (f) (g)	6,000,000	2,942,820
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (g)	3,000,000	3,696,780
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (b) (f)	2,750,000	2,777,143
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (f)	1,800,000	1,813,644
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (f)	1,000,000	1,036,180
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f)	2,200,000	2,266,858
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	2,000,000	2,309,860
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,717,352
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (f) (g)	2,600,000	2,867,696
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	3,000,000	3,221,640
Tenneco, Inc. 5.00%, 7/15/26, Callable 8/9/21 @ 102.5 (b)	2,350,000	2,338,062
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (f)	650,000	734,006
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (f) (g)	2,700,000	3,175,308
		49,066,898
Consumer Staples (4.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	2,750,000	2,962,905
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 8/9/21 @ 101.81 (f)	3,000,000	3,060,510
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (f)	2,950,000	2,977,730
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (f)	2,800,000	2,819,404
		11,820,549
Energy (3.2%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	950,000	992,104
Antero Resources Corp. 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (f)	3,000,000	3,411,570
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (f)	900,000	1,000,728
5.38%, 3/1/30, Callable 3/1/25 @ 102.69 (f)	500,000	510,250
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (f)	900,000	958,626
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	950,000	1,049,693
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	1,350,000	1,404,635
		9,327,606

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Financials (6.0%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	$3,000,000	$3,144,300
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (f) (h)	450,000	461,754
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f)	1,200,000	1,249,200
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	3,000,000	3,256,950
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f) (g)	2,250,000	2,478,555
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	1,300,000	1,371,175
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (f)	1,800,000	1,814,184
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (f) (h)	2,100,000	2,172,786
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b) (f)	2,200,000	1,854,732
		17,803,636
Health Care (7.1%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/9/21 @ 102 (f) (g)	2,500,000	2,362,550
Bausch Health Cos., Inc. 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (f)	500,000	511,330
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (f) (g)	250,000	233,245
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (f)	1,450,000	1,471,721
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	1,796,000	1,963,710
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f) (g)	2,500,000	2,770,675
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	3,000,000	3,231,360
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b) (f)	2,500,000	2,745,700
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/23/21 @ 101.59 (f)	2,750,000	2,617,670
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	3,000,000	3,192,180
		21,100,141
Industrials (11.6%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/9/21 @ 100 (b) (f)	2,000,000	1,812,280
American Airlines, Inc., 11.75%, 7/15/25 (f)	3,000,000	3,764,430
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/26 (f)	1,300,000	1,380,132
5.75%, 4/20/29 (f)	1,850,000	2,000,627
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/9/21 @ 100 (b) (f)	2,000,000	2,009,400
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (f)	3,000,000	3,186,810
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	1,800,000	1,843,038
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88	800,000	794,000
Madison IAQ LLC 4.13%, 6/30/28, Callable 6/30/24 @ 102.06 (f)	1,800,000	1,817,694
5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (f)	1,800,000	1,831,608
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	3,000,000	3,303,030
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (f)	2,050,000	2,139,236
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (f)	2,000,000	2,079,240
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (f)	1,125,000	1,160,460
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 (f)	1,250,000	1,253,850

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Triumph Group, Inc., 6.25%, 9/15/24, Callable 8/9/21 @ 103.13 (f)	$1,525,000	$1,548,424
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (f)	2,250,000	2,505,555
		34,429,814
Information Technology (1.5%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	2,250,000	2,503,868
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 9/1/21 @ 103.75 (f)	1,800,000	1,873,674
		4,377,542
Materials (3.8%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (f)	3,000,000	3,063,270
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (b) (f)	1,800,000	1,844,622
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (f)	1,200,000	1,294,428
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	2,000,000	2,106,740
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 8/9/21 @ 103.13 (b) (f)	3,000,000	3,067,500
		11,376,560
Real Estate (1.2%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	3,371,000	3,534,325
Utilities (0.3%):
Vistra Operations Co. LLC, 4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (f)	900,000	904,752
Total Corporate Bonds (Cost $195,153,812)		204,336,750
Yankee Dollars (7.4%)
Consumer Discretionary (1.4%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (f)	2,000,000	2,029,760
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (f)	2,000,000	2,144,880
		4,174,640
Energy (1.3%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 8/9/21 @ 109.75 (b) (f) (g) (h)	500,000	542,365
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (f)	3,000,000	3,236,460
		3,778,825
Financials (0.4%):
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 8/9/21 @ 106.38 (b) (f) (i)	2,000,000	1,175,980
Health Care (1.0%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 8/9/21 @ 102.04 (f)	2,908,000	2,979,769
Industrials (1.8%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/19/21 @ 102.5 (f) (g)	2,200,000	2,282,456
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	3,000,000	3,109,920
		5,392,376

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (0.5%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (f)	$1,500,000	$1,558,170
Materials (1.0%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/9/21 @ 103.88 (f) (g)	2,000,000	2,073,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (f)	900,000	919,188
		2,992,768
Total Yankee Dollars (Cost $21,525,673)		22,052,528
Collateral for Securities Loaned^ (8.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (j)	485,114	485,114
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	13,140,170	13,140,170
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (j)	242,096	242,096
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (j)	1,930,397	1,930,397
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (j)	8,679,439	8,679,439
Total Collateral for Securities Loaned (Cost $24,477,216)		24,477,216
Total Investments (Cost $301,670,018) — 105.4%		312,882,372
Liabilities in excess of other assets — (5.4)%		(16,056,038)
NET ASSETS — 100.00%		$296,826,334

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(d)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(e)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $199,492,393 and amounted to 67.2% of net assets.

(g)  All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  All of the coupon is paid in kind.

(i)  Defaulted security.

(j)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

ULC — Unlimited Liability Co.

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.4%)
Alabama (0.9%):
Columbia Industrial Development Board Revenue, Series C, 0.04%, 12/1/37, Continuously Callable @ 100 (a)	$300,000	$300,000
Columbia Industrial Development Board Revenue (NBGA — Southern Co.), Series A, 0.03%, 12/1/37, Continuously Callable @ 100 (a)	200,000	200,000
		500,000
Arkansas (2.0%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @ 100	750,000	802,432
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @ 100	265,000	279,257
		1,081,689
California (2.9%):
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,500,000	1,553,490
Colorado (1.6%):
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable @ 103	750,000	853,118
Connecticut (4.5%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @ 100	2,000,000	2,376,500
Florida (9.6%):
Capital Trust Agency, Inc. Revenue Bonds, 5.00%, 8/1/55, Continuously Callable @ 100	400,000	462,472
City of Jacksonville Revenue Bonds, 0.03%, 5/1/29, Continuously Callable @ 100 (a)	100,000	100,000
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @ 103	500,000	535,865
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @ 100 (b)	500,000	569,380
Hillsborough County IDA Revenue Bonds, 4.00%, 8/1/50, Continuously Callable @ 100	500,000	584,250
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,328,200
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @ 103	500,000	541,785
		5,121,952
Georgia (0.9%):
Appling County Development Authority Revenue, 0.06%, 9/1/41, Continuously Callable @ 100 (a)	400,000	400,000
The Development Authority of Monroe County Revenue, 0.06%, 11/1/48, Continuously Callable @ 100 (a)	100,000	100,000
		500,000
Guam (2.2%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @ 100	1,000,000	1,174,760

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Illinois (25.1%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @ 100	$2,275,000	$2,831,965
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @ 100	1,000,000	1,234,470
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @ 100	1,450,000	1,640,994
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,247,270
City of Chicago Wastewater Transmission Revenue Series A, 5.00%, 1/1/47, Continuously Callable @ 100	1,000,000	1,201,270
Series C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,144,770
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,183,640
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @ 100	1,500,000	1,850,475
		13,334,854
Iowa (1.0%):
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @ 103	500,000	543,685
Massachusetts (1.8%):
University of Massachusetts Building Authority Revenue Bonds 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	253,974
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	190,000	219,342
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @ 100	410,000	467,269
		940,585
Missouri (2.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (b)	1,150,000	1,317,256
New Jersey (8.0%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @ 100	885,000	1,062,195
New Jersey Transportation Trust Fund Authority Revenue Bonds 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,182,590
Series BB, 3.50%, 6/15/46, Continuously Callable @ 100	200,000	217,610
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,795,785
		4,258,180
New York (12.3%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,826,314
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @ 100	500,000	583,620
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	200,810
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @ 100 (c)	500,000	505,365

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 12/1/32, Continuously Callable @ 100	$1,000,000	$1,105,330
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,324,200
		6,545,639
North Carolina (5.4%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @ 100	1,670,000	1,934,895
North Carolina Medical Care Commission Revenue, Series A, 4.00%, 10/1/50, Continuously Callable @ 103	350,000	389,750
North Carolina Medical Care Commission Revenue Bonds, Series A, 4.00%, 9/1/50, Continuously Callable @ 100	500,000	529,095
		2,853,740
Ohio (7.3%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @ 100	1,000,000	1,169,640
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @ 103	500,000	601,260
County of Hardin Economic Development Facilities Revenue Bonds, 5.00%, 5/1/30, Continuously Callable @ 103	350,000	381,153
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @ 100	1,500,000	1,717,065
		3,869,118
Pennsylvania (5.2%):
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @ 100	1,000,000	1,259,740
The Philadelphia School District General Obligation Bonds, Series A, 5.00%, 9/1/38, Continuously Callable @ 100	1,200,000	1,494,636
		2,754,376
Texas (2.8%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @ 102	500,000	448,160
Port of Port Arthur Navigation District Revenue Series A, 0.06%, 4/1/40, Continuously Callable @ 100 (a)	730,000	730,000
Series B, 0.06%, 4/1/40, Continuously Callable @ 100 (a)	300,000	300,000
		1,478,160
Utah (3.4%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @ 100 (b)	600,000	602,316
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @ 100	1,000,000	1,186,370
		1,788,686
Total Municipal Bonds (Cost $47,714,696)		52,845,788
Total Investments (Cost $47,714,696) — 99.4%		52,845,788
Other assets in excess of liabilities — 0.6%		302,609
NET ASSETS — 100.00%		$53,148,397

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $2,488,952 and amounted to 4.7% of net assets.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $505,365 and amounted to 1.0% of net assets.

GO — General Obligation

IDA — Industrial Development Authority

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.1%)
Arizona (2.1%):
Arizona IDA Revenue Bonds, 4.00%, 12/15/51, Continuously Callable @ 100 (a)	$700,000	$753,487
La Paz County IDA Revenue Bonds, 4.00%, 2/15/51, Continuously Callable @ 100	280,000	314,840
		1,068,327
California (2.7%):
California County Tobacco Securitization Agency Revenue Bonds, Series B-1, 5.00%, 6/1/49, Continuously Callable @ 100	250,000	310,320
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,000,000	1,035,660
		1,345,980
District of Columbia (1.0%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33	460,000	512,895
Florida (5.7%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @ 100	1,000,000	1,038,630
Florida Development Finance Corp. Revenue, 4.00%, 7/1/55, Continuously Callable @ 100	500,000	527,755
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,225,000	1,311,583
		2,877,968
Georgia (2.5%):
The Burke County Development Authority Revenue, Series 1, 0.04%, 7/1/49, Continuously Callable @ 100 (b)	1,035,000	1,035,000
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.06%, 11/1/52, Continuously Callable @ 100 (b)	200,000	200,000
		1,235,000
Illinois (14.3%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @ 100	1,500,000	1,867,230
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,144,840
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,247,270
Illinois Finance Authority Revenue Bonds, 4.75%, 10/15/40, (Put Date 8/01/30) (a) (c)	500,000	532,275
Illinois General Obligation Bonds 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,084,800
5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,350,825
		7,227,240
Indiana (3.3%):
Indiana Finance Authority Revenue Bonds 4.13%, 12/1/26	1,000,000	1,091,180

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/55, Continuously Callable @ 100	$500,000	$569,825
		1,661,005
Iowa (2.2%):
Iowa Finance Authority Revenue Bonds Series A, 5.00%, 5/15/48, Continuously Callable @ 100	500,000	570,085
Series A-1, 4.00%, 5/15/55, Continuously Callable @ 103	500,000	543,685
		1,113,770
Maryland (0.5%):
Maryland Economic Development Corp. Revenue Bonds, 4.25%, 7/1/50, Continuously Callable @ 100	200,000	233,826
Massachusetts (2.6%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @ 105 (a)	300,000	326,604
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100	275,000	275,283
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100	560,000	560,577
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100	140,000	140,144
		1,302,608
Minnesota (0.9%):
City of Woodbury Revenue Bonds, 4.00%, 7/1/51, Continuously Callable @ 103	400,000	435,408
Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (a)	500,000	572,720
New Hampshire (2.7%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @ 103	500,000	546,860
New Hampshire Business Finance Authority Revenue Bonds, Series B, 3.75%, 7/1/45, (Put Date 7/02/40) (a) (c)	750,000	796,448
		1,343,308
New Jersey (6.7%):
New Jersey Economic Development Authority Revenue Bonds, Series S, 4.00%, 6/15/50, Continuously Callable @ 100	450,000	525,681
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	1,000,000	1,163,490
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100	500,000	591,125
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	540,000	550,028
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @ 100	500,000	544,025
		3,374,349

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
New Mexico (1.1%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49, Continuously Callable @ 102	$500,000	$555,250
New York (9.1%):
Build NYC Resource Corp. Revenue Bonds, 4.00%, 6/15/51, Continuously Callable @ 100	500,000	542,090
Huntington Local Development Corp. Revenue Bonds, Series S, 3.00%, 7/1/25	500,000	523,435
Metropolitan Transportation Authority Revenue Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	365,000	478,041
Series D-3, 4.00%, 11/15/49, Continuously Callable @ 100	500,000	583,620
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @ 100 (d)	1,000,000	1,010,730
New York State Dormitory Authority Revenue Bonds, 4.00%, 7/1/40, Continuously Callable @ 100	200,000	221,634
New York Transportation Development Corp. Revenue Bonds, 5.00%, 10/1/40, Continuously Callable @ 100	750,000	948,555
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @ 100	250,000	264,132
		4,572,237
North Carolina (3.7%):
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 10/1/50, Continuously Callable @ 103	250,000	286,410
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,570,030
		1,856,440
North Dakota (2.0%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @ 100	1,000,000	1,033,230
Ohio (3.9%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @ 100	1,000,000	1,169,640
County of Hardin Revenue Bonds, 5.50%, 5/1/50, Continuously Callable @ 103	500,000	541,025
Northeast Ohio Medical University Revenue Bonds, Series A, 4.00%, 12/1/45, Continuously Callable @ 100	225,000	251,136
		1,961,801
Oklahoma (0.0%): (e)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100 (f) (g)	1,885,000	21,037
Oregon (1.9%):
Clackamas County Hospital Facility Authority Revenue Bonds Series A, 5.00%, 11/15/52, Continuously Callable @ 102	500,000	549,875
Series A, 5.38%, 11/15/55, Continuously Callable @ 102	100,000	110,521
Yamhill County Hospital Authority Revenue Bonds, Series A, 5.00%, 11/15/51, Continuously Callable @ 103	250,000	291,560
		951,956

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (2.4%):
Bucks County IDA Revenue Bonds, 5.00%, 7/1/54, Continuously Callable @ 100	$500,000	$598,625
Pennsylvania Economic Development Financing Authority Revenue Bonds, 9.00%, 4/1/51, (Put Date 4/13/28) (a) (c)	500,000	603,100
		1,201,725
South Carolina (3.5%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,763,122
South Dakota (1.1%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 8/9/21 @ 100 (a)	545,000	545,820
Texas (5.6%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	703,400
Port of Port Arthur Navigation District Revenue Series A, 0.06%, 4/1/40, Continuously Callable @ 100 (b)	400,000	400,000
Series C, 0.07%, 4/1/40, Continuously Callable @ 100 (b)	600,000	600,000
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,123,500
		2,826,900
Utah (6.5%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @ 100 (a)	1,337,656	1,342,819
Utah Charter School Finance Authority Revenue Bonds, 2.75%, 4/15/50, Continuously Callable @ 100	525,000	532,865
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @ 100	1,150,000	1,395,847
		3,271,531
Vermont (0.6%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @ 100	250,000	284,987
West Virginia (2.3%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @ 100 (a)	1,000,000	1,166,300
Wisconsin (2.1%):
Public Finance Authority Revenue Bonds Series A, 5.25%, 3/1/55, Continuously Callable @ 100 (a)	500,000	543,870
Series A, 5.00%, 7/1/55, Continuously Callable @ 100 (a)	500,000	545,875
		1,089,745
Total Municipal Bonds (Cost $44,345,649)		47,406,485

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (4.9%)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	8,000	$486,560
VanEck Vectors High-Yield Municipal Index ETF	31,000	1,971,910
Total Exchange-Traded Funds (Cost $2,163,378)		2,458,470
Total Investments (Cost $46,509,027) — 99.0%		49,864,955
Other assets in excess of liabilities — 1.0%		500,461
NET ASSETS — 100.00%		$50,365,416

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $7,729,318 and amounted to 15.3% of net assets.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Put Bond.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $1,010,730 and amounted to 2.0% of net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  Defaulted security.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were less than 0.05% of net assets.

ETF — Exchange-Traded Fund

IDA — Industrial Development Authority

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Warrants (0.0%) (a)
Communication Services (0.0%) (a):
Cineworld	377,856	$240,403
Total Warrants (Cost $—)		240,403
Senior Secured Loans (83.4%)
84 Lumber Co., Term B-1 Loans, First Lien (LIBOR01M+300bps), 11/13/26 (b) (c) (d)	$3,000,000	2,997,000
84 Lumber Co., Term B-1 Loans, First Lien, 3.75% (LIBOR01M+300bps), 11/13/26 (b)	13,947,456	13,933,509
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR01M+475bps), 3/24/28 (b)	10,500,000	10,938,375
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (b)	8,216,250	8,244,514
ACProducts, Inc. Initial Term Loans, First Lien, 5/6/28 (c) (d)	3,000,000	2,982,870
ACProducts, Inc. Initial Term Loans, First Lien, 4.75% (LIBOR01M+425bps), 5/17/28 (b)	23,000,000	22,868,670
Acrisure LLC, Term Loan B 2020, First Lien, 3.70% (LIBOR03M+350bps), 2/15/27 (b)	15,335,566	15,156,600
Admi Corp. Amendment No. 4, Refinancing Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 12/23/27 (b)	15,461,250	15,277,725
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (b)	4,886,076	4,895,653
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (b)	10,872,128	10,702,848
Aldevron LLC, Term Loan B, First Lien, 4.25% (LIBOR01M+325bps), 10/11/26 (b)	7,129,849	7,127,639
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.25% (LIBOR03M+350bps), 10/8/27 (b)	13,398,620	13,409,071
Alliant Holdings Intermediate LLC, New Term Loan, First Lien, 11/6/27 (c) (d)	1,200,000	1,200,996
Alphabet Holding Co., Inc., Initial Term Loan, Second Lien, 7.84% (LIBOR01M+775bps), 8/15/25 (b)	1,859,375	1,859,951
Alphabet Holding Co., Inc., Term Loan B, First Lien, 3.59% (LIBOR01M+350bps), 9/28/24 (b)	14,353,798	14,330,831
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 3.00% (LIBOR01M+225bps), 4/6/24 (b)	4,736,505	4,715,380
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 3.63% (LIBOR01M+350bps), 3/23/25 (b)	7,716,670	7,562,336
Anchor Packaging LLC, Initial Term Loans, First Lien, 4.09% (LIBOR01M+400bps), 7/18/26 (b)	8,918,102	8,929,250
AOT Packaging Products Acquisitionco LLC, Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR06M+325bps), 3/3/28 (b)	8,571,920	8,504,459
AOT Packaging Products Acquisitionco LLC, Delayed Draw Term Loan Commitment, First Lien, 3.75% (LIBOR06M+325bps), 1/29/28 (b) (d) (h)	1,926,043	1,910,885
Apex Tool Group LLC, 2019 Term Loan B, First Lien (LIBOR01M+525bps), 8/21/24 (b) (c) (d)	2,000,000	2,006,380
AT Home Group, Inc., Term Loan B, First Lien, 6/24/28 (c) (d)	12,000,000	12,000,000

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
AthenaHealth, Inc., Additional Term B-1, First Lien, 4.41% (LIBOR03M+425bps), 2/11/26 (b)	$12,468,750	$12,496,057
Blount International, Inc., Initial Term Loan Repricing, First Lien, 4.75% (LIBOR01M+375bps), 4/12/23 (b)	5,806,125	5,819,595
Boyd Gaming Corp., Refinancing Term B Loans, First Lien, 2.34% (LIBOR01M+225bps), 9/15/23 (b) (d)	11,791,890	11,772,669
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR03M+425bps), 6/21/24 (b)	7,683,346	7,552,498
Brookfield Property REIT, Inc., Initial Term B Loans, First Lien, 2.59% (LIBOR01M+250bps), 8/24/25 (b)	9,948,847	9,700,126
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 9.16% (LIBOR03M+900bps), 5/15/26 (b)	3,000,000	1,800,000
BWAY Holding Co., Initial Term Loan, First Lien, 3.39% (LIBOR01M+325bps), 4/3/24 (b)	9,948,187	9,701,074
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 4.59% (LIBOR01M+450bps), 6/19/25 (b)	7,947,462	7,967,331
Calpine Corp., 2020 Term Loans, First Lien, 2.60% (LIBOR01M+250bps), 12/16/27 (b)	2,980,143	2,958,299
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR03M+550bps), 11/10/23 (b)	1,854,079	1,837,856
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR06M+550bps), 11/10/23 (b)	1,991,336	1,973,912
CityCenter Holdings LLC, Term B Loan, First Lien, 3.00% (LIBOR01M+225bps), 4/18/24 (b)	13,937,797	13,815,841
CLARIOS GLOBAL LP, Term B-1, First Lien, 3.34% (LIBOR01M+325bps), 4/30/26 (b)	8,234,783	8,152,436
Consolidated Communications, Inc., 2020 Term B-1, First Lien, 4.25% (LIBOR01M+350bps), 10/2/27 (b) (d)	7,644,610	7,654,165
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 3.75% (LIBOR01M+325bps), 4/12/28 (b)	16,770,406	16,745,250
CP ATLAS BUYER, Inc., Term B Loans, First Lien, 4.25% (LIBOR06M+375bps), 11/23/27 (b)	18,952,500	18,891,283
CPM Holdings, Inc., Initial Term Loans, First Lien, 3.59% (LIBOR01M+350bps), 11/17/25 (b)	2,924,996	2,900,133
CPM Holdings, Inc., Initial Term Loans, Second Lien, 8.34% (LIBOR01M+825bps), 11/16/26 (b)	1,595,960	1,574,685
Crown Finance US, Inc., Initial Term B-1 Loan, First Lien, 7.00% (LIBOR+700bps), 5/23/24 (b)	1,174,322	1,476,710
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 3/31/26 (b)	3,044,142	3,047,186
Dayco Products LLC, Term Loans, First Lien, 4.39% (LIBOR03M+425bps), 5/19/24 (b)	7,680,000	7,286,400
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 3.50% (LIBOR01M+250bps), 2/1/24 (b) (d)	18,000,000	17,890,380
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 10/20/27 (c) (d)	8,411,595	8,880,037
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (b)	7,500,000	7,917,675
Dole Food Co., Inc., Tranche B Term Loan, First Lien, 3.75% (LIBOR01M+275bps), 4/6/24 (b)	13,634,129	13,617,087

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (b)	$5,519,394	$5,372,192
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR01M+500bps), 3/11/28 (b)	15,071,729	14,520,706
ENTERCOM MEDIA Corp., New Term Loan, First Lien, 2.60% (LIBOR01M+250bps), 11/17/24 (b)	15,629,292	15,461,277
Eyemart Express LLC, Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 8/2/24 (b) (d)	3,994,819	3,984,832
First Brands Group LLC, 2021 Term Loans, First Lien, 6.00% (LIBOR03M+500bps), 3/24/27 (b)	5,000,000	5,052,100
Forterra Finance LLC, Replacement Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 10/25/23 (b)	16,464,102	16,459,986
Froneri International Ltd., Facility B2 Loan, First Lien, 2.34% (LIBOR01M+225bps), 1/31/27 (b)	6,934,962	6,825,737
Frontier Communications Corp., DIP Term Loan, First Lien, 4.50% (LIBOR01M+375bps), 10/8/27 (b)	9,975,000	9,975,000
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 3.50% (LIBOR01M+275bps), 3/31/27 (b)	10,984,115	10,955,557
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.75% (LIBOR06M+475bps), 10/2/25 (b)	8,964,975	8,998,594
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (b)	11,024,589	10,935,511
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (b)	15,817,983	15,794,572
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 2/26/28 (b)	16,915,000	16,957,288
GTT Communications BV, Delayed Draw Term Loan, First Lien, 3.50% (LIBOR01M+250bps), 12/28/21 (b)	520,144	524,414
Gulf Finance LLC, Term Loan B, First Lien, 6.25% (LIBOR01M+525bps), 8/25/23 (b)	3,974,245	3,365,351
Hertz Corp., Term Loan B, First Lien, 6/14/28 (c) (d)	12,831,715	12,815,676
Hertz Corp., Term Loan C, First Lien, 6/14/28 (c) (d)	2,418,285	2,415,262
Hillman Group, Inc., Delayed Draw Term loan, First Lien, 2/24/28 (c) (d) (h)	1,603,376	1,598,630
Hillman Group, Inc., Term Loan B, First Lien, 4.09% (LIBOR01M+400bps), 5/31/25 (b)	5,931,297	5,916,469
Hillman Group, Inc., Term Loan B1, First Lien, 2/24/28 (c) (d)	1,202,532	1,198,972
Hillman Group, Inc., Term Loan B1, First Lien, 2/24/28 (c) (d)	6,694,093	6,674,278
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.19% (LIBOR03M+500bps), 10/26/25 (b)	7,045,765	7,022,303
Hub International Ltd., Term Loan B, First Lien, 2.93% (LIBOR03M+275bps), 4/25/25 (b)	10,259,615	10,140,501
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 5/1/26 (b)	4,969,887	4,969,887
iHeartCommunications, Inc., Term Loan B, First Lien, 5/1/26 (c) (d)	2,500,000	2,500,000
iHeartCommunications, Inc., Term Loans, First Lien, 3.09% (LIBOR01M+300bps), 5/1/26 (b) (d)	20,136,806	19,948,124
Ineos U.S Petrochem LLC, 2026 Tranche B Dollar Term Loans, First Lien, 3.25% (LIBOR03M+275bps), 1/29/26 (b)	8,000,000	7,972,480
Ingram Micro, Inc., Term Loan B, First Lien, 4/1/28 (c) (d)	3,500,000	3,504,375
Innio North America Holding, Inc., Facility B USD, First Lien, 3.20% (LIBOR03M+300bps), 11/6/25 (b)	8,893,785	8,626,971

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Insulet Corp., Term Loan B, First Lien, 3.75% (LIBOR01M+325bps), 5/3/28 (b)	$4,000,000	$4,002,520
Intelsat Jackson Holdings S.A., DIP Term Loan Commitment, First Lien, 6.50% (LIBOR03M+550bps), 7/13/21 (b)	4,172,613	4,196,105
Intelsat Jackson Holdings S.A.,Term B-3, First Lien, 8.00% (Prime+475bps), 11/27/23 (b) (d)	11,750,000	11,916,497
Janus International Group LLC Amendment No 3, Refinancing Term Loans, First Lien, 4.25% (LIBOR01M+325bps), 2/15/25 (b)	8,902,388	8,902,388
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR01M+500bps), 10/16/23 (b)	23,000,000	22,965,500
Jo-Ann Stores LLC, Term Loan B, First Lien, 6/30/28 (c)	22,500,000	22,443,750
Kindred Healthcare LLC, Term Loan New, First Lien, 4.63% (LIBOR01M+450bps), 7/2/25 (b)	15,825,338	15,785,774
LABL, Inc., Term B USD Facility, First Lien, 4.09% (LIBOR01M+400bps), 7/2/26 (b)	6,409,636	6,396,304
LBM Acquisition LLC, Initial Delayed Draw Term Loan Commitment, First Lien, 12/8/27 (c) (d) (h)	2,666,667	2,646,107
LBM Acquisition LLC, Initial Delayed Draw Term Loan Commitment, First Lien, 4.50% (LIBOR02M+375bps), 12/17/27 (b)	362,955	360,156
LBM Acquisition LLC, Initial Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 12/17/27 (b)	9,545,455	9,471,859
LBM Acquisition LLC, Initial Term Loan, First Lien, 12/17/27 (c) (d)	4,090,909	4,059,368
Leslie's Poolmart, Inc., Term Loan B, First Lien, 3.25% (LIBOR03M+275bps), 3/9/28 (b)	14,556,626	14,493,014
Leslie's Poolmart, Inc., Term Loan B, First Lien, 3/9/28 (c) (d)	6,000,000	5,973,780
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (b)	13,487,500	13,492,356
Lifepoint Health, Inc., Term B Loans, First Lien, 3.84% (LIBOR01M+375bps), 11/16/25 (b)	4,934,991	4,920,779
LifeScan Global Corp., Initial Term Loan, First Lien, 6.20% (LIBOR03M+600bps), 6/19/24 (b)	15,293,442	15,140,508
LifeScan Global Corp., Initial Term Loan, Second Lien, 9.70% (LIBOR03M+950bps), 6/19/25 (b)	2,250,000	2,118,757
Lower Cadence Holdings LLC, Initial Term Loans, First Lien, 4.09% (LIBOR01M+400bps), 5/22/26 (b) (d)	6,994,894	6,942,432
Lucid Energy Group II Borrower LLC, Initial Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 2/18/25 (b)	9,974,227	9,870,894
Madison IAQ LLC, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 6/16/28 (b)	9,000,000	9,000,000
Majordrive Holdings IV LLC, Initial term Loans, First Lien, 4.50% (LIBOR03M+400bps), 6/1/28 (b)	3,750,000	3,751,162
Men's Wearhouse, Inc., Term loan, First Lien	51,299	67,715
Meredith Corp., Term B-2 Facility, First Lien, 2.59% (LIBOR01M+250bps), 1/31/25 (b)	5,000,000	4,976,250
Meredith Corp., Tranche B-3 Term Loans, First Lien, 5.25% (LIBOR03M+425bps), 1/31/25 (b)	16,396,548	16,744,975
MHI Holdings LLC, Initial Term Loans, First Lien, 5.10% (LIBOR01M+500bps), 9/20/26 (b)	8,879,857	8,902,057
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (b)	11,000,000	11,738,760

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Momentive Performance Materials, Inc., Initial Dollar Term Loan, First Lien, 3.35% (LIBOR01M+325bps), 5/15/24 (b)	$5,696,197	$5,655,868
Navicure, Inc., Initial Term Loans, First Lien, 4.09% (LIBOR01M+400bps), 10/23/26 (b)	9,443,511	9,450,876
Navistar, Inc., Tranche B Term Loan, First Lien, 3.60% (LIBOR02M+350bps), 11/6/24 (b)	9,943,548	9,943,548
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 3.45% (LIBOR03M+325bps), 10/1/25 (b)	5,979,513	5,924,681
Organon & Co., Dollar Term Loan, First Lien, 3.50% (LIBOR06M+300bps), 6/2/28 (b)	10,000,000	10,006,300
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.09% (LIBOR01M+300bps), 5/22/25 (b)	5,097,949	5,092,494
Packaging Coordinators Midco, Inc., Term B Loans, First Lien, 4.25% (LIBOR03M+350bps), 12/1/27 (b)	9,476,250	9,480,989
Park River Holdings, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 1/20/28 (b)	10,000,000	9,939,100
Peraton Corp., Term Loan B, First Lien, 4.50% (LIBOR01M+375bps), 2/1/28 (b)	11,471,250	11,495,110
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (b)	25,286,625	25,227,960
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	17,750,000	17,754,438
PG&E Corp., Term Loan, First Lien, 3.50% (LIBOR03M+300bps), 6/23/25 (b)	10,904,925	10,748,221
Pluto Acquisition I, Inc., 2021 Term Loans, First Lien, 6/20/26 (c) (d)	11,000,000	11,000,000
PQ Group Holdings, Inc., Term Loan, First Lien, 4/30/28 (c) (d)	4,000,000	4,001,240
Presidio Holdings, Inc., Term Loan B, First Lien, 3.69% (LIBOR03M+350bps), 12/19/26 (b)	3,752,764	3,744,545
Presidio Holdings, Inc., Term Loan B, First Lien, 3.60% (LIBOR01M+350bps) (b)	227,136	226,638
Radiology Partners, Inc., Term Loan New, First Lien, 4.33% (LIBOR01M+425bps), 7/9/25 (b)	9,201,802	9,194,165
Rent-A-Center, Initial Term Loans, First Lien, 4.75% (LIBOR01M+400bps), 1/17/28 (b)	8,179,500	8,179,500
Revint Intermediate II LLC, Initial Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 10/15/27 (b)	9,975,000	10,046,720
Reynolds Group Holdings, Inc., 2017 Incremental U.S. Term Loans, First Lien, 2.84% (LIBOR01M+275bps), 2/5/23 (b)	3,122,333	3,114,528
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 3.34% (LIBOR01M+325bps), 2/16/26 (b)	6,965,000	6,915,270
Rising Tide Holdings, Inc., Initial Term Loan, First Lien, 6/1/28 (c) (d)	6,000,000	6,003,780
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 9.00% (LIBOR01M+800bps), 2/15/26 (b)	4,000,000	3,440,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien, 4.50% (LIBOR01M+350bps), 2/28/25 (b)	9,945,000	9,596,925
Ryan Specialty Group LLC, Term Loan, First Lien, 3.75% (LIBOR01M+300bps), 9/1/27 (b)	7,947,462	7,939,992
Sabert Corp., Initial Term Loans, First Lien, 5.50% (LIBOR01M+450bps), 12/10/26 (b)	7,782,110	7,767,558
Scientific Games International, Inc., Term Loan B-5, First Lien, 2.84% (LIBOR01M+275bps), 8/14/24 (b)	7,958,869	7,899,177
See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc., Initial Term Loans, First Lien, 12/31/25 (c) (d)	$5,000,000	$4,943,750
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 3.10% (LIBOR01M+300bps), 3/25/28 (b)	5,000,000	4,950,000
SIWF Holdings, Inc., Initial Term Loan, First Lien, 4.34% (LIBOR01M+425bps), 6/15/25 (b)	11,821,306	11,821,306
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.59% (LIBOR01M+850bps), 5/26/26 (b)	1,500,000	1,500,945
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	5,594,595	6,084,122
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	405,405	440,878
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 5/20/28 (b) (d)	14,500,000	14,483,905
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (b)	2,967,416	2,888,275
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 2.50% (LIBOR01M+225bps), 2/8/27 (b)	14,428,757	14,251,428
Surgery Center Holdings, Inc., New Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 8/31/24 (b)	12,005,681	12,048,781
Surgery Center Holdings, Inc., New Term Loans, First Lien, 8/31/26 (c)	500,000	501,795
Tailwind Smith Cooper Intermediate Corp., Initial Term Loans, Second Lien, 9.10% (LIBOR01M+900bps), 5/28/27 (b)	3,000,000	2,640,000
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (b)	13,597,883	13,172,949
Tenneco, Inc., Tranche B Term Loan, First Lien (LIBOR01M+300bps), 10/1/25 (b) (c) (d)	2,322,746	2,294,873
Tenneco, Inc., Tranche B Term Loan, First Lien, 3.09% (LIBOR01M+300bps), 10/1/25 (b)	13,322,103	13,162,238
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR01M+800bps), 12/1/25 (b)	2,727,093	2,232,807
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (b)	24,000,000	24,087,360
Thor Industries, Inc., Term B-1, First Lien, 3.13% (LIBOR01M+300bps), 2/1/26 (b)	8,753,496	8,742,554
Titan Acquisition Ltd., Initial Term Loan, First Lien, 3.27% (LIBOR03M+300bps), 3/28/25 (b)	13,830,391	13,578,540
TransDigm, Inc., Tranche F Refinancing Term Loan, First Lien, 2.34% (LIBOR01M+225bps), 12/9/25 (b)	14,931,799	14,699,759
Traverse Midstream Partners LLC, Advance, First Lien, 6.50% (LIBOR01M+550bps), 9/27/24 (b)	7,815,362	7,839,824
TRUCK HERO, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 1/20/28 (b)	8,977,500	8,973,011
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 5.13% (LIBOR01M+500bps), 7/26/26 (b) (d)	19,380,717	19,449,325
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (b)	9,975,000	10,096,895
Univision Communications, Inc., 2020 Replacement New First-Lien Term Loans, First Lien, 4.75% (LIBOR01M+375bps), 3/24/26 (b)	11,842,808	11,855,716
Univision Communications, Inc., Term Loan B, First Lien, 5/7/28 (c) (d)	3,500,000	3,483,970

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
USI, Inc., 2017 New Term Loans, First Lien, 3.20% (LIBOR03M+300bps), 5/16/24 (b)	$12,687,393	$12,562,549
Utz Quality Foodz LLC, 2021 New Term Loans, First Lien, 3.09% (LIBOR01M+300bps), 1/20/28 (b)	7,960,003	7,947,187
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 4.09% (LIBOR01M+400bps), 8/27/25 (b)	7,877,731	7,890,414
Vertex Aerospace Services Corp., Term Loan, First Lien, 4.09% (LIBOR01M+400bps), 6/29/27 (b)	6,907,688	6,901,194
Victoria's Secret & Co., Term B, First Lien, 6/30/28	3,000,000	2,977,500
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (b)	16,387,354	16,407,839
Welbilt, Inc., Facility Term Loan, First Lien, 2.59% (LIBOR01M+250bps), 10/23/25 (b)	15,000,000	14,868,750
WestJet Airlines Ltd., Initial Term Loan, First Lien, 4.00% (LIBOR06M+300bps), 12/11/26 (b)	9,949,495	9,750,505
WHITE CAP BUYER LLC, Initial Closing Date Term Loan, First Lien, 4.50% (LIBOR03M+400bps), 10/19/27 (b)	11,452,475	11,466,791
WireCo WorldGroup, Inc., Term Loans, First Lien, 6.00% (LIBOR06M+500bps), 9/30/23 (b)	9,710,821	9,707,325
WP CPP Holdings LLC, Term Loan, Second Lien, 8.75% (LIBOR03M+775bps), 4/30/26 (b)	2,000,000	1,941,660
WP CPP Holdings LLC, Term Loans, First Lien, 4.75% (LIBOR03M+375bps), 4/30/25 (b)	9,863,721	9,656,583
Total Senior Secured Loans (Cost $1,446,637,016)		1,448,843,365
Corporate Bonds (13.2%)
Communication Services (3.1%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (e)	2,000,000	2,079,400
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (e)	4,500,000	4,983,255
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (e)	10,997,000	11,505,721
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (e)	8,460,000	8,750,686
Nexstar Broadcasting, Inc., 4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (e)	5,000,000	5,139,800
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (e) (f)	13,350,000	13,601,247
Univision Communications, Inc. 6.63%, 6/1/27, Callable 6/1/23 @ 103.31 (e)	6,500,000	7,042,945
4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (e)	750,000	755,640
		53,858,694
Consumer Discretionary (3.2%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (e)	2,000,000	2,140,120
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (e)	7,000,000	7,442,610
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (e)	3,050,000	3,170,902
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (e) (f)	14,000,000	6,866,580
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (e)	6,000,000	6,059,220

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (e)	$6,000,000	$6,217,080
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (e)	2,000,000	2,060,780
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (e) (f)	1,650,000	1,819,884
Scientific Games International, Inc. 8.63%, 7/1/25, Callable 7/1/22 @ 104.31 (e)	1,000,000	1,094,430
8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	6,000,000	6,443,280
Tenneco, Inc. 5.00%, 7/15/26, Callable 8/9/21 @ 102.5	3,840,000	3,820,493
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (e)	2,160,000	2,439,158
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (e) (f)	6,000,000	7,056,240
		56,630,777
Consumer Staples (0.6%):
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (e)	10,595,000	10,668,423
Energy (0.7%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (e)	2,000,000	2,088,640
Antero Resources Corp. 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (e)	5,000,000	5,685,950
5.38%, 3/1/30, Callable 3/1/25 @ 102.69 (e)	1,000,000	1,020,500
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	1,500,000	1,657,410
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	2,000,000	2,080,940
		12,533,440
Financials (1.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (e)	4,000,000	4,164,000
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e) (f)	6,500,000	7,160,270
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (e) (g)	2,250,000	2,327,985
Wolverine Escrow LLC 9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (e)	4,453,000	4,341,764
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (e)	4,750,000	4,004,535
		21,998,554
Health Care (2.3%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/9/21 @ 102 (e) (f)	13,250,000	12,521,515
Bausch Health Cos., Inc. 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (e)	2,500,000	2,556,650
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (e) (f)	3,000,000	2,798,940
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (e) (f)	1,196,000	1,283,691
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e) (f)	2,500,000	2,770,675
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)	2,150,000	2,361,302
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/23/21 @ 101.59 (e)	8,383,000	7,979,610
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (e)	7,000,000	7,448,420
		39,720,803

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Industrials (1.4%):
American Airlines, Inc., 11.75%, 7/15/25 (e)	$12,185,000	$15,289,860
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/9/21 @ 100 (e)	4,000,000	4,018,800
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (e)	4,000,000	4,404,040
		23,712,700
Information Technology (0.6%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (e)	8,800,000	9,792,904
Total Corporate Bonds (Cost $223,558,740)		228,916,295
Yankee Dollars (1.2%)
Energy (0.5%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 8/9/21 @ 109.75 (e) (f) (g)	4,500,000	4,881,285
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (e)	2,800,000	3,020,696
		7,901,981
Industrials (0.6%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/19/21 @ 102.5 (e) (f)	4,000,000	4,149,920
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (e)	6,500,000	6,738,160
		10,888,080
Materials (0.1%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/9/21 @ 103.88 (e) (f)	2,500,000	2,591,975
Total Yankee Dollars (Cost $20,427,434)		21,382,036
Total Investments (Cost $1,690,623,190) — 97.8%		1,699,382,099
Other assets in excess of liabilities — 2.2%		38,798,350
NET ASSETS — 100.00%		$1,738,180,449

(a)  Amount represents less than 0.05% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(c)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(d)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $242,739,488 and amounted to 14.0% of net assets.

(f)  All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.

(g)  All of the coupon is paid in kind.

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(h)  The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At June 30, 2021, the Fund held unfunded or partially unfunded loan commitments of $4,450,085, which included a $30,563 unrealized loss.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

PRIME — U.S. Prime Rate

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (0.9%)
Commonbond Student Loan Trust, Series 2021-AGS, Class A, 1.20%, 8/25/50, Callable 4/25/30 @ 100 (a)	$270,757	$269,420
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, 3/26/46, Callable 3/25/24 @ 100 (a)	500,000	502,026
Total Asset-Backed Securities (Cost $770,694)		771,446
Collateralized Mortgage Obligations (8.3%)
AIMCO CLO, Series 2017-AA, Class DR, 3.34% (LIBOR03M+315bps), 4/20/34, Callable 4/20/23 @ 100 (a) (b)	400,000	399,995
Aimco CLO 14 Ltd., Series 2021-14A, Class D (LIBOR03M+290bps), 4/20/34, Callable 4/20/23 @ 100 (a) (b) (c)	800,000	793,439
Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3.43% (LIBOR03M+325bps), 4/15/34 (a) (b) (c)	800,000	800,696
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36, Callable 11/5/24 @ 100 (a)	300,000	317,943
Grace Trust, Series 2020-GRCE, Class C, 2.77%, 12/10/40, Callable 12/10/30 @ 100 (a) (c) (d)	650,000	662,579
Greywolf CLO II Ltd., Series 2013-1A, Class C2RR, 4.38% (LIBOR03M+420bps), 4/15/34, Callable 4/15/23 @ 100 (a) (b) (c)	900,000	899,985
GS Mortgage Securities Trust, Series 2017-FARM, Class B, 3.66%, 1/10/43, Callable 1/10/28 @ 100 (a) (d)	650,000	704,277
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (c)	171,418	172,367
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a) (c)	500,000	502,106
JPMCC Mortgage Securities Trust, Series 2017-JP5, Class B, 4.08%, 3/15/50 (d)	200,000	220,507
OHA Credit Funding 2 Ltd., Series 2019-2A, Class CR, 2.39% (LIBOR03M+220bps), 4/21/34, Callable 4/21/23 @ 100 (a) (b)	600,000	600,210
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	600,000	625,128
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class B, 4.00%, 12/15/50 (d)	150,000	165,488
Total Collateralized Mortgage Obligations (Cost $6,856,966)		6,864,720
Corporate Bonds (66.3%)
Communication Services (13.9%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13 (c) (e)	1,000,000	1,010,340
AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 (a) (c)	1,000,000	1,002,920
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/32, Callable 11/1/31 @ 100 (c)	800,000	770,504
3.70%, 4/1/51, Callable 10/1/50 @ 100	130,000	129,371
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (a) (c)	850,000	871,633
Comcast Corp., 2.45%, 8/15/52, Callable 2/15/52 @ 100	400,000	361,120
CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a) (c)	1,000,000	1,095,200
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	500,000	517,180
iHeartCommunications, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a) (c)	1,000,000	1,046,720

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (a)	$250,000	$258,858
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a) (c)	1,500,000	1,528,230
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (a) (c)	500,000	544,745
Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	500,000	611,670
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 (c)	1,000,000	1,046,820
Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (a)	200,000	201,504
ViacomCBS, Inc. 4.38%, 3/15/43	150,000	173,158
4.95%, 5/19/50, Callable 11/19/49 @ 100 (e)	250,000	315,905
		11,485,878
Consumer Discretionary (8.8%):
Expedia Group, Inc., 2.95%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,526,100
General Motors Co., 5.95%, 4/1/49, Callable 10/1/48 @ 100	300,000	408,444
Kohl's Corp., 5.55%, 7/17/45, Callable 1/17/45 @ 100 (c) (e)	400,000	479,664
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (a)	500,000	515,195
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (c) (e)	1,750,000	1,778,385
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	500,000	548,960
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (a) (c)	750,000	827,220
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (a) (c)	1,000,000	1,176,040
		7,260,008
Consumer Staples (5.3%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (c)	1,400,000	1,353,170
Constellation Brands, Inc. 2.88%, 5/1/30, Callable 2/1/30 @ 100 (c) (e)	800,000	840,200
4.10%, 2/15/48, Callable 8/15/47 @ 100 (c)	500,000	574,340
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100 (c)	1,400,000	1,593,382
		4,361,092
Energy (6.3%):
Energy Transfer LP
3.75%, 5/15/30, Callable 2/15/30 @ 100 (c) (e)	200,000	217,436
5.00%, 5/15/50, Callable 11/15/49 @ 100 (c)	400,000	462,096
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (c)	1,600,000	1,782,336
Marathon Petroleum Corp., 4.50%, 4/1/48, Callable 10/1/47 @ 100 (c)	280,000	320,219
ONEOK, Inc., 3.40%, 9/1/29, Callable 6/1/29 @ 100 (c) (e)	200,000	213,236
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (c) (e)	2,000,000	2,255,120
		5,250,443
Financials (12.0%):
AON Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	695,000	731,168
Bank of America Corp. 2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b) (c)	1,000,000	1,030,080
2.83% (SOFR+188bps), 10/24/51, Callable 10/24/50 @ 100, MTN (b) (c)	700,000	684,215
Chubb INA Holdings, Inc., 1.38%, 9/15/30, Callable 6/15/30 @ 100	1,000,000	951,330
Citigroup, Inc., 4.65%, 7/23/48, Callable 6/23/48 @ 100	200,000	261,968
CNA Financial Corp., 2.05%, 8/15/30, Callable 5/15/30 @ 100 (c)	1,600,000	1,572,880
Discover Bank, 2.70%, 2/6/30, Callable 11/6/29 @ 100 (c) (e)	2,000,000	2,093,960
General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100 (c)	500,000	541,980

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co. 1.04% (SOFR+70bps), 2/4/27, Callable 2/4/26 @ 100 (b) (e)	$500,000	$491,455
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (b)	200,000	213,446
Liberty Mutual Group, Inc., 3.95%, 10/15/50, Callable 4/15/50 @ 100 (a)	200,000	221,912
Morgan Stanley, 3.22% (SOFR+149bps), 4/22/42, Callable 4/22/41 @ 100 (b)	200,000	211,626
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	885,000	930,816
		9,936,836
Health Care (2.6%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (c)	400,000	479,596
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a) (c)	1,000,000	932,980
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (a) (e)	500,000	549,140
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/23/21 @ 101.59 (a)	250,000	237,970
		2,199,686
Industrials (8.6%):
Air Lease Corp. 4.63%, 10/1/28, Callable 7/1/28 @ 100 (c) (e)	1,400,000	1,582,154
3.00%, 2/1/30, Callable 11/1/29 @ 100, MTN	400,000	405,256
American Airlines, Inc., 11.75%, 7/15/25 (a)	200,000	250,962
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (a)	400,000	409,564
Caterpillar, Inc. 1.90%, 3/12/31, Callable 12/12/30 @ 100 (e)	500,000	500,965
3.25%, 4/9/50, Callable 10/9/49 @ 100	100,000	110,831
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06 (a) (c)	1,000,000	1,074,300
The Boeing Co. 5.15%, 5/1/30, Callable 2/1/30 @ 100 (c)	800,000	948,040
3.75%, 2/1/50, Callable 8/1/49 @ 100	400,000	412,620
Waste Connections, Inc., 2.60%, 2/1/30, Callable 11/1/29 @ 100	1,000,000	1,034,290
Waste Management, Inc. 1.50%, 3/15/31, Callable 12/15/30 @ 100	300,000	283,923
2.50%, 11/15/50, Callable 5/15/50 @ 100	100,000	93,246
		7,106,151
Information Technology (2.0%):
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100 (c)	1,450,000	1,650,999
Materials (2.1%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,300,000	1,325,337
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	350,000	427,896
		1,753,233
Real Estate (2.5%):
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100 (c) (e)	2,100,000	2,074,401
Utilities (2.2%):
FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100 (c)	1,800,000	1,790,100
Total Corporate Bonds (Cost $53,811,704)		54,868,827

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Residential Mortgage-Backed Securities (0.2%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 5/20/22 @ 100 (c)	$48,020	$50,123
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 7/25/21 @ 100 (c)	71,546	75,455
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 3/25/30 @ 100 (c)	1,614	1,596
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.45%, 2/25/35, Callable 7/25/21 @ 100 (c) (d)	12,416	12,416
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 7/25/21 @ 100 (c)	1,306	944
Total Residential Mortgage-Backed Securities (Cost $137,301)		140,534
Yankee Dollars (5.8%)
Energy (0.7%):
Cenovus Energy, Inc., 5.40%, 6/15/47, Callable 12/15/46 @ 100	500,000	620,830
Financials (5.1%):
Credit Suisse Group AG, 3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (b) (c)	2,000,000	2,200,960
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100 (a) (c)	1,850,000	2,016,759
		4,217,719
Total Yankee Dollars (Cost $4,749,126)		4,838,549
U.S. Government Mortgage-Backed Agencies (0.1%)
Federal National Mortgage Association 3.50%, 7/1/43 (c)	55,999	60,090
Total U.S. Government Mortgage-Backed Agencies (Cost $57,244)		60,090
U.S. Treasury Obligations (7.1%)
U.S. Treasury Bonds 1.88%, 2/15/41 (c)	3,950,000	3,867,914
1.38%, 8/15/50	500,000	421,406
U.S. Treasury Notes 0.13%, 11/30/22 (c)	700,000	699,672
1.25%, 5/31/28	500,000	501,328
1.63%, 5/15/31	390,000	396,094
Total U.S. Treasury Obligations (Cost $5,792,336)		5,886,414
Exchange-Traded Funds (9.2%)
Invesco Senior Loan ETF (c)	171,700	3,803,155
SPDR Blackstone Senior Loan ETF (c)	82,000	3,795,780
Total Exchange-Traded Funds (Cost $7,590,986)		7,598,935

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (5.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	87,420	$87,420
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (f)	2,367,939	2,367,939
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	43,627	43,627
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	347,869	347,869
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	1,564,088	1,564,088
Total Collateral for Securities Loaned (Cost $4,410,943)		4,410,943
Total Investments (Cost $84,177,300) — 103.2%		85,440,458
Liabilities in excess of other assets — (3.2)%		(2,618,599)
NET ASSETS — 100.00%		$82,821,859

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $24,557,796 and amounted to 29.7% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(e)  All or a portion of this security is on loan.

(f)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	47	9/30/21	$10,372,500	$10,355,055	$(17,445)
30-Year U.S. Treasury Bond Futures	7	9/21/21	1,110,710	1,125,250	14,540
5-Year U.S. Treasury Note Futures	17	9/30/21	2,098,493	2,098,305	(188)
Ultra Long Term U.S. Treasury Bond Futures	14	9/21/21	2,649,358	2,697,625	48,267
					$45,174

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year U.S. Treasury Note Futures	158	9/21/21	$22,972,522	$23,258,094	$(285,572)
Total unrealized appreciation					$62,807
Total unrealized depreciation					(303,205)
Total net unrealized appreciation (depreciation)					$(240,398)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Assets:
Investments, at value (Cost $25,357,178, $238,621,145 and $301,670,018)	$26,381,076	(a)	$242,471,594 (b)	$312,882,372	(c)
Cash	673,866		4,519,326	12,680,800
Deposit with broker for futures contracts	298,924		1,222,681	—
Deposit with broker for swap agreements	274,872		2,050,948	—
Receivables:
Interest and dividends	165,341		1,316,059	4,223,874
Capital shares issued	1,046		683,499	1,163,893
Investments sold	72,905		—	494,465
Variation margin on open futures contracts	11,331		27,249	—
From Adviser	22,028		29,920	25,104
Prepaid expenses	25,472		43,402	50,332
Total Assets	27,926,861		252,364,678	331,520,840
Liabilities:
Payables:
Collateral received on loaned securities	829,707		10,769,360	24,477,216
Distributions	776		32,780	189,183
Investments purchased	146,018		—	9,150,625
Capital shares redeemed	8,240		594,421	630,788
Variation margin on open futures contracts	3,951		18,003	—
Accrued expenses and other payables:
Investment advisory fees	11,129		89,999	142,255
Administration fees	1,405		12,448	14,790
Custodian fees	1,231		2,911	4,864
Transfer agent fees	7,880		40,593	36,298
Compliance fees	16		130	143
12b-1 fees	3,089		10,877	20,825
Other accrued expenses	11,126		31,327	27,519
Total Liabilities	1,024,568		11,602,849	34,694,506
Net Assets:
Capital	25,645,503		266,092,296	288,768,312
Total accumulated earnings/(loss)	1,256,790		(25,330,467)	8,058,022
Net Assets	$26,902,293		$240,761,829	$296,826,334
Net Assets
Class A	$20,852,951		$79,264,829	$48,139,105
Class C	625,689		6,136,542	29,172,834
Class R	3,378,365		1,066,556	19,753,985
Class Y	2,045,288		154,293,902	199,760,410
Total	$26,902,293		$240,761,829	$296,826,334
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	2,065,137		7,767,702	6,934,448
Class C	62,002		601,292	4,193,381
Class R	333,736		104,542	2,838,131
Class Y	202,810		15,115,556	28,915,822
Total	2,663,685		23,589,092	42,881,782
Net asset value, offering (except Class A) and redemption price per share:
Class A	$10.10		$10.20	$6.94
Class C (d)	10.09		10.21	6.96
Class R	10.12		10.20	6.96
Class Y	10.08		10.21	6.91
Maximum Sales Charge — Class A	2.25%		2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.33		$10.43	$7.10

(a)  Includes $807,442 of securities on loan.

(b)  Includes $10,492,618 of securities on loan.

(c)  Includes $23,579,203 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Assets:
Investments, at value (Cost $47,714,696, $46,509,027 and $1,690,623,190)	$52,845,788	$49,864,955	$1,699,382,099
Cash	34,223	11,819	212,290,903
Receivables:
Interest and dividends	551,213	570,307	8,952,894
Capital shares issued	5,473	4,290	6,694,890
Investments sold	—	—	19,957,280
From Adviser	26,792	26,012	143,500
Prepaid expenses	20,006	19,176	155,395
Total Assets	53,483,495	50,496,559	1,947,576,961
Liabilities:
Payables:
Distributions	8,471	8,398	674,951
Investments purchased	—	—	194,710,878
Capital shares redeemed	269,808	78,748	12,913,307
Accrued expenses and other payables:
Investment advisory fees	21,852	20,577	894,282
Administration fees	2,743	2,510	80,282
Custodian fees	1,303	969	39,262
Transfer agent fees	14,970	5,744	—
Compliance fees	28	26	687
Trustees' fees	—	—	3,587
12b-1 fees	4,698	4,679	61,153
Other accrued expenses	11,225	9,492	18,123
Total Liabilities	335,098	131,143	209,396,512
Net Assets:
Capital	47,244,949	46,858,331	1,913,433,170
Total accumulated earnings/(loss)	5,903,448	3,507,085	(175,252,721)
Net Assets	$53,148,397	$50,365,416	$1,738,180,449
Net Assets
Class A	$36,401,939	$34,458,002	$303,771,050
Class C	2,266,730	2,789,666	75,492,711
Class R	—	—	534,127
Class Y	14,479,728	12,246,848	1,357,498,419
Member Class	—	870,900	884,142
Total	$53,148,397	$50,365,416	$1,738,180,449
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	3,594,247	3,087,823	32,230,449
Class C	223,913	250,020	8,008,221
Class R	—	—	56,694
Class Y	1,430,220	1,097,389	143,956,027
Member Class	—	78,020	93,837
Total	5,248,380	4,513,252	184,345,228
Net asset value, offering (except Class A) and redemption price per share:
Class A	$10.13	$11.16	$9.42
Class C (a)	10.12	$11.16	9.43
Class R	—	$—	9.42
Class Y	10.12	$11.16	9.43
Member Class	—	11.16	9.42
Maximum Sales Charge — Class A	2.25%	2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.36	$11.42	$9.64

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory Strategic Income Fund
Assets:
Investments, at value (Cost $84,177,300)	$85,440,458	(a)
Cash	472,029
Deposit with broker for futures contracts	457,773
Receivables:
Interest and dividends	744,884
Capital shares issued	18,674
Investments sold	1,154,719
Variation margin on open futures contracts	24,494
From Adviser	27,198
Prepaid expenses	13,122
Total Assets	88,353,351
Liabilities:
Payables:
Collateral received on loaned securities	4,410,943
Distributions	73,940
Investments purchased	807,720
Capital shares redeemed	73,427
Variation margin on open futures contracts	81,547
Accrued expenses and other payables:
Investment advisory fees	42,330
Administration fees	4,550
Custodian fees	2,431
Transfer agent fees	15,281
Compliance fees	42
12b-1 fees	7,565
Other accrued expenses	11,716
Total Liabilities	5,531,492
Net Assets:
Capital	80,440,906
Total accumulated earnings/(loss)	2,380,953
Net Assets	$82,821,859
Net Assets
Class A	$43,391,956
Class C	6,164,883
Class R	2,860,660
Class Y	30,404,360
Total	$82,821,859
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	4,000,515
Class C	565,765
Class R	262,329
Class Y	2,818,785
Total	7,647,394
Net asset value, offering (except Class A) and redemption price per share:
Class A	$10.85
Class C (b)	10.90
Class R	10.90
Class Y	10.79
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.10

(a)  Includes $4,274,943 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividends	$17,876	$138,085	$16,550
Interest	288,229	2,116,908	8,400,547
Securities lending (net of fees)	552	3,618	42,443
Total Income	306,657	2,258,611	8,459,540
Expenses:
Investment advisory fees	71,111	555,510	792,514
Administration fees	7,982	69,260	74,000
Sub-Administration fees	8,287	8,288	8,287
12b-1 fees — Class A	27,155	101,801	54,062
12b-1 fees — Class C	4,559	42,983	132,949
12b-1 fees — Class R	8,710	2,769	48,034
Custodian fees	5,096	9,605	13,473
Transfer agent fees — Class A	18,140	40,476	17,165
Transfer agent fees — Class C	1,171	9,787	4,485
Transfer agent fees — Class R	3,293	1,007	2,086
Transfer agent fees — Class Y	1,549	79,153	87,776
Trustees' fees	1,752	9,268	9,071
Compliance fees	111	940	950
Legal and audit fees	6,038	12,316	13,179
State registration and filing fees	28,049	33,911	40,013
Other expenses	10,635	24,628	23,003
Total Expenses	203,638	1,001,702	1,321,047
Expenses waived/reimbursed by Adviser	(67,619)	(96,850)	(88,775)
Net Expenses	136,019	904,852	1,232,272
Net Investment Income (Loss)	170,638	1,353,759	7,227,268
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	189,966	1,498,762	4,256,744
Net realized gains (losses) from futures contracts	(139,021)	294,726	—
Net realized gains (losses) from swap agreements	36,573	211,736	—
Net change in unrealized appreciation/depreciation on investment securities	(586,845)	(1,637,059)	24,535
Net change in unrealized appreciation/depreciation on futures contracts	28,554	(39,968)	—
Net realized/unrealized gains (losses) on investments	(470,773)	328,197	4,281,279
Change in net assets resulting from operations	$(300,135)	$1,681,956	$11,508,547

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Dividends	$—	$44,514	$—
Interest	1,057,377	971,205	30,253,722
Securities lending (net of fees)	507	—	—
Total Income	1,057,884	1,015,719	30,253,722
Expenses:
Investment advisory fees	130,318	117,376	3,997,586
Administration fees	14,616	13,156	343,309
Sub-Administration fees	8,101	8,136	8,287
12b-1 fees — Class A	44,458	40,231	310,650
12b-1 fees — Class C	13,503	17,187	342,101
12b-1 fees — Class R	—	—	1,103
Custodian fees	3,698	3,752	123,919
Transfer agent fees — Class A	13,882	9,592	99,184
Transfer agent fees — Class C	2,901	2,850	44,746
Transfer agent fees — Class R	—	—	265
Transfer agent fees — Class Y	17,358	4,018	238,055
Transfer agent fees — Member Class	—	315	326
Trustees' fees	2,635	2,259	31,576
Compliance fees	202	171	3,743
Legal and audit fees	5,948	5,888	67,601
State registration and filing fees	21,758	30,333	55,942
Interfund lending fees	139	—	—
Other expenses	7,962	9,506	97,217
Total Expenses	287,479	264,770	5,765,610
Expenses waived/reimbursed by Adviser	(75,897)	(76,600)	(320,963)
Net Expenses	211,582	188,170	5,444,647
Net Investment Income (Loss)	846,302	827,549	24,809,075
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,035,711	245,684	(129,865)
Net change in unrealized appreciation/depreciation on investment securities	(44,251)	1,171,904	7,982,825
Net realized/unrealized gains (losses) on investments	991,460	1,417,588	7,852,960
Change in net assets resulting from operations	$1,837,762	$2,245,137	$32,662,035

See notes to financial statements.

Victory Portfolios	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory Strategic Income Fund
Investment Income:
Dividends	$128,498
Interest	1,170,191
Securities lending (net of fees)	17,778
Total Income	1,316,467
Expenses:
Investment advisory fees	293,419
Administration fees	27,472
Sub-Administration fees	8,287
12b-1 fees — Class A	52,866
12b-1 fees — Class C	33,845
12b-1 fees — Class R	7,191
Custodian fees	7,104
Transfer agent fees — Class A	7,664
Transfer agent fees — Class C	2,617
Transfer agent fees — Class R	259
Transfer agent fees — Class Y	31,017
Trustees' fees	4,134
Compliance fees	375
Legal and audit fees	8,493
State registration and filing fees	27,960
Interfund lending fees	197
Other expenses	10,375
Total Expenses	523,275
Expenses waived/reimbursed by Adviser	(74,851)
Net Expenses	448,424
Net Investment Income (Loss)	868,043
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	298,254
Net realized gains (losses) from futures contracts	110,604
Net realized gains (losses) from swap agreements	90,280
Net change in unrealized appreciation/depreciation on investment securities	(2,051,431)
Net change in unrealized appreciation/depreciation on futures contracts	(212,430)
Net realized/unrealized gains (losses) on investments	(1,764,723)
Change in net assets resulting from operations	$(896,680)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$170,638	$469,256	$1,353,759	$3,749,720	$7,227,268	$11,999,966
Net realized gains (losses) from investments	87,518	956,039	2,005,224	1,551,713	4,256,744	(286,139)
Net change in unrealized appreciation/ depreciation on investments	(558,291)	884,218	(1,677,027)	4,094,555	24,535	6,963,613
Change in net assets resulting from operations	(300,135)	2,309,513	1,681,956	9,395,988	11,508,547	18,677,440
Distributions to Shareholders:
Class A	(193,987)	(443,929)	(491,629)	(868,824)	(1,159,925)	(1,891,442)
Class C	(4,063)	(31,603)	(15,700)	(238,443)	(617,406)	(1,103,322)
Class R	(23,960)	(56,460)	(4,321)	(10,980)	(486,563)	(990,013)
Class Y	(23,573)	(74,664)	(1,112,755)	(2,422,766)	(4,935,344)	(8,004,170)
From return of capital:
Class A	—	—	—	(220,729)	—	—
Class C	—	—	—	(60,578)	—	—
Class R	—	—	—	(2,790)	—	—
Class Y	—	—	—	(615,514)	—	—
Change in net assets resulting from distributions to shareholders	(245,583)	(606,656)	(1,624,405)	(4,440,624)	(7,199,238)	(11,988,947)
Change in net assets resulting from capital transactions	(2,873,525)	(2,983,450)	(19,615,716)	(11,232,054)	39,898,502	66,176,609
Change in net assets	(3,419,243)	(1,280,593)	(19,558,165)	(6,276,690)	44,207,811	72,865,102
Net Assets:
Beginning of period	30,321,536	31,602,129	260,319,994	266,596,684	252,618,523	179,753,421
End of period	$26,902,293	$30,321,536	$240,761,829	$260,319,994	$296,826,334	$252,618,523

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$2,550,802	$3,741,042	$22,056,456	$26,390,247	$12,530,317	$11,313,136
Distributions reinvested	188,528	432,981	445,209	998,870	782,179	1,207,222
Cost of shares redeemed	(2,904,733)	(5,934,340)	(13,620,882)	(20,255,290)	(4,597,602)	(6,047,019)
Total Class A	$(165,403)	$(1,760,317)	$8,880,783	$7,133,827	$8,714,894	$6,473,339
Class C
Proceeds from shares issued	$918	$371,418	$829,504	$1,293,466	$5,356,966	$6,325,319
Distributions reinvested	4,020	28,275	14,577	255,292	285,153	363,233
Cost of shares redeemed	(1,877,878)	(853,248)	(18,224,304)	(17,694,441)	(2,856,686)	(2,370,736)
Total Class C	$(1,872,940)	$(453,555)	$(17,380,223)	$(16,145,683)	$2,785,433	$4,317,816
Class R
Proceeds from shares issued	$109,647	$520,871	$61,327	$440,750	$795,167	$573,952
Distributions reinvested	23,927	56,322	4,300	13,406	50,588	101,913
Cost of shares redeemed	(293,272)	(529,270)	(128,090)	(494,683)	(650,981)	(503,868)
Total Class R	$(159,698)	$47,923	$(62,463)	$(40,527)	$194,774	$171,997
Class Y
Proceeds from shares issued	$363,404	$1,142,128	$32,831,262	$84,768,131	$98,404,996	$169,162,794
Distributions reinvested	23,506	73,672	909,996	2,450,105	4,928,562	7,507,572
Cost of shares redeemed	(1,062,394)	(2,033,301)	(44,795,071)	(89,397,907)	(75,130,157)	(121,456,909)
Total Class Y	$(675,484)	$(817,501)	$(11,053,813)	$(2,179,671)	$28,203,401	$55,213,457
Change in net assets resulting from capital transactions	$(2,873,525)	$(2,983,450)	$(19,615,716)	$(11,232,054)	$39,898,502	$66,176,609

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	251,115	374,189	2,160,697	2,611,845	1,818,188	1,750,643
Reinvested	18,765	42,958	43,629	99,098	113,516	188,872
Redeemed	(288,916)	(596,219)	(1,333,577)	(2,017,103)	(667,089)	(962,364)
Total Class A	(19,036)	(179,072)	870,749	693,840	1,264,615	977,151
Class C
Issued	91	37,380	81,284	128,943	775,142	971,560
Reinvested	399	2,808	1,428	25,402	41,253	56,460
Redeemed	(184,364)	(84,915)	(1,786,359)	(1,751,574)	(414,446)	(372,697)
Total Class C	(183,874)	(44,727)	(1,703,647)	(1,597,229)	401,949	655,323
Class R
Issued	10,899	51,521	6,013	43,544	115,003	87,110
Reinvested	2,376	5,574	421	1,331	7,320	15,967
Redeemed	(29,168)	(52,365)	(12,542)	(49,038)	(94,299)	(80,100)
Total Class R	(15,893)	4,730	(6,108)	(4,163)	28,024	22,977
Class Y
Issued	35,752	114,222	3,214,294	8,403,448	14,341,854	27,361,536
Reinvested	2,342	7,320	89,140	242,992	718,357	1,177,131
Redeemed	(105,091)	(203,029)	(4,388,959)	(8,905,756)	(10,957,168)	(19,870,790)
Total Class Y	(66,997)	(81,487)	(1,085,525)	(259,316)	4,103,043	8,667,877
Change in Shares	(285,800)	(300,556)	(1,924,531)	(1,166,868)	5,797,631	10,323,328

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$846,302	$1,817,046	$827,549	$1,501,425	$24,809,075	$29,438,801
Net realized gains (losses) from investments	1,035,711	799,972	245,684	894,229	(129,865)	(12,797,385)
Net change in unrealized appreciation/ depreciation on investments	(44,251)	651,008	1,171,904	(455,689)	7,982,825	6,115,431
Change in net assets resulting from operations	1,837,762	3,268,026	2,245,137	1,939,965	32,662,035	22,756,847
Distributions to Shareholders:
Class A	(580,253)	(1,310,488)	(568,557)	(900,322)	(4,924,181)	(7,509,760)
Class C	(32,997)	(275,865)	(46,006)	(416,434)	(1,078,764)	(5,483,129)
Class R	—	—	—	—	(7,407)	(13,890)
Class Y	(232,892)	(993,693)	(203,111)	(434,615)	(18,944,390)	(16,288,620)
Member Class (a)	—	—	(9,750)	(633)	(8,640)	(293)
Change in net assets resulting from distributions to shareholders	(846,142)	(2,580,046)	(827,424)	(1,752,004)	(24,963,382)	(29,295,692)
Change in net assets resulting from capital transactions	(9,339,313)	(5,160,426)	3,418,509	1,573,250	1,066,519,725	84,613,158
Change in net assets	(8,347,693)	(4,472,446)	4,836,222	1,761,211	1,074,218,378	78,074,313
Net Assets:
Beginning of period	61,496,090	65,968,536	45,529,194	43,767,983	663,962,071	585,887,758
End of period	$53,148,397	$61,496,090	$50,365,416	$45,529,194	$1,738,180,449	$663,962,071

(a)  Victory High Income Municipal Bond Fund and Victory Floating Rate Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$5,418,762	$5,775,996	$8,862,450	$9,315,877	$169,648,085	$79,846,398
Distributions reinvested	532,806	1,202,398	528,493	818,111	4,367,922	6,658,816
Cost of shares redeemed	(2,210,291)	(5,606,292)	(2,225,065)	(3,158,508)	(36,899,762)	(66,492,431)
Total Class A	$3,741,277	$1,372,102	$7,165,878	$6,975,480	$137,116,245	$20,012,783
Class C
Proceeds from shares issued	$108,177	$658,815	$147,257	$382,792	$31,267,162	$8,695,794
Distributions reinvested	30,841	245,751	42,521	379,132	999,186	4,727,020
Cost of shares redeemed	(4,434,483)	(5,678,979)	(6,888,045)	(5,351,211)	(52,462,719)	(63,036,997)
Total Class C	$(4,295,465)	$(4,774,413)	$(6,698,267)	$(4,589,287)	$(20,196,371)	$(49,614,183)
Class R
Proceeds from shares issued	$—	$—	$—	$—	$293,259	$81,023
Distributions reinvested	—	—	—	—	7,293	13,070
Cost of shares redeemed	—	—	—	—	(69,240)	(245,870)
Total Class R	$—	$—	$—	$—	$231,312	$(151,777)
Class Y
Proceeds from shares issued	$2,432,242	$4,408,153	$3,016,825	$2,332,661	$1,051,360,740	$286,860,980
Distributions reinvested	225,519	974,393	197,094	417,909	16,588,186	14,104,888
Cost of shares redeemed	(11,442,886)	(7,140,661)	(975,734)	(3,702,429)	(119,400,144)	(186,660,948)
Total Class Y	$(8,785,125)	$(1,758,115)	$2,238,185	$(951,859)	$948,548,782	$114,304,920
Member Class (a)
Proceeds from shares issued	$—	$—	$753,397	$138,283	$914,225	$69,505
Distributions reinvested	—	—	9,749	633	8,640	290
Cost of shares redeemed	—	—	(50,433)	—	(103,108)	(8,380)
Total Member Class	$—	$—	$712,713	$138,916	$819,757	$61,415
Change in net assets resulting from capital transactions	$(9,339,313)	$(5,160,426)	$3,418,509	$1,573,250	$1,066,519,725	$84,613,158

(a)  Victory High Income Municipal Bond Fund and Victory Floating Rate Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Class A
Issued	541,610	591,255	812,342	869,235	18,031,799	8,856,174
Reinvested	53,144	122,799	48,131	76,906	464,414	752,843
Redeemed	(219,955)	(568,616)	(202,486)	(297,732)	(3,920,227)	(7,516,037)
Total Class A	374,799	145,438	657,987	648,409	14,575,986	2,092,980
Class C
Issued	10,887	67,589	13,381	35,772	3,321,874	966,114
Reinvested	3,076	25,122	3,874	35,679	106,227	535,700
Redeemed	(443,941)	(583,439)	(632,737)	(507,680)	(5,577,497)	(7,162,986)
Total Class C	(429,978)	(490,728)	(615,482)	(436,229)	(2,149,396)	(5,661,172)
Class R
Issued	—	—	—	—	31,169	8,818
Reinvested	—	—	—	—	776	1,480
Redeemed	—	—	—	—	(7,355)	(26,479)
Total Class R	—	—	—	—	24,590	(16,181)
Class Y
Issued	242,463	454,324	274,860	219,079	111,661,895	32,140,981
Reinvested	22,495	99,525	17,943	39,262	1,762,364	1,588,219
Redeemed	(1,149,416)	(725,840)	(88,822)	(352,658)	(12,683,600)	(21,256,634)
Total Class Y	(884,458)	(171,991)	203,981	(94,317)	100,740,659	12,472,566
Member Class (a)
Issued	—	—	68,837	12,839	97,210	7,549
Reinvested	—	—	887	59	919	31
Redeemed	—	—	(4,602)	—	(10,973)	(899)
Total Member Class	—	—	65,122	12,898	87,156	6,681
Change in Shares	(939,637)	(517,281)	311,608	130,761	113,278,995	8,894,874

(a)  Victory High Income Municipal Bond Fund and Victory Floating Rate Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Strategic Income Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$868,043	$1,095,766
Net realized gains (losses) from investments	499,138	3,530,799
Net change in unrealized appreciation/depreciation on investments	(2,263,861)	1,693,463
Change in net assets resulting from operations	(896,680)	6,320,028
Distributions to Shareholders:
Class A	(387,824)	(1,174,119)
Class C	(33,714)	(212,356)
Class R	(20,574)	(78,861)
Class Y	(450,108)	(1,372,240)
Change in net assets resulting from distributions to shareholders	(892,220)	(2,837,576)
Change in net assets resulting from capital transactions	(21,908,574)	52,004,480
Change in net assets	(23,697,474)	55,486,932
Net Assets:
Beginning of period	106,519,333	51,032,401
End of period	$82,821,859	$106,519,333

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Strategic Income Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$5,461,461	$6,584,986
Distributions reinvested	117,071	249,590
Cost of shares redeemed	(2,766,377)	(1,612,948)
Total Class A	$2,812,155	$5,221,628
Class C
Proceeds from shares issued	$17,175	$1,041,663
Distributions reinvested	20,498	153,572
Cost of shares redeemed	(3,249,406)	(1,365,907)
Total Class C	$(3,211,733)	$(170,672)
Class R
Proceeds from shares issued	$2,208	$119,388
Distributions reinvested	2,126	9,184
Cost of shares redeemed	(101,689)	(169,583)
Total Class R	$(97,355)	$(41,011)
Class Y
Proceeds from shares issued	$24,097,911	$82,375,402
Distributions reinvested	423,222	1,284,394
Cost of shares redeemed	(45,932,774)	(36,665,261)
Total Class Y	$(21,411,641)	$46,994,535
Change in net assets resulting from capital transactions	$(21,908,574)	$52,004,480
Share Transactions:
Class A
Issued	505,077	608,160
Reinvested	10,901	23,022
Redeemed	(257,552)	(150,322)
Total Class A	258,426	480,860
Class C
Issued	1,591	98,031
Reinvested	1,900	14,102
Redeemed	(298,706)	(128,480)
Total Class C	(295,215)	(16,347)
Class R
Issued	207	10,816
Reinvested	197	845
Redeemed	(9,457)	(15,565)
Total Class R	(9,053)	(3,904)
Class Y
Issued	2,238,873	7,730,049
Reinvested	39,659	118,940
Redeemed	(4,330,504)	(3,490,501)
Total Class Y	(2,051,972)	4,358,488
Change in Shares	(2,097,814)	4,819,097

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.28	0.06	(0.15)	(0.09)	(0.09)	—
Year Ended:
December 31, 2020	$9.72	0.16	0.61	0.77	(0.21)	—
December 31, 2019	$9.26	0.20	0.49	0.69	(0.23)	—
December 31, 2018	$9.59	0.21	(0.29)	(0.08)	(0.25)	—
December 31, 2017	$9.48	0.18	0.16	0.34	(0.23)	—
December 31, 2016	$9.57	0.22	0.16	0.38	(0.23)	(0.24)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$10.27	0.03	(0.16)	(0.13)	(0.05)	—
Year Ended:
December 31, 2020	$9.72	0.08	0.59	0.67	(0.12)	—
December 31, 2019	$9.25	0.12	0.49	0.61	(0.14)	—
December 31, 2018	$9.58	0.13	(0.29)	(0.16)	(0.17)	—
December 31, 2017	$9.47	0.10	0.16	0.26	(0.15)	—
December 31, 2016	$9.56	0.14	0.16	0.30	(0.15)	(0.24)
Class R
Six Months Ended June 30, 2021 (Unaudited)	$10.30	0.04	(0.15)	(0.11)	(0.07)	—
Year Ended:
December 31, 2020	$9.75	0.12	0.59	0.71	(0.16)	—
December 31, 2019	$9.28	0.16	0.50	0.66	(0.19)	—
December 31, 2018	$9.61	0.18	(0.30)	(0.12)	(0.21)	—
December 31, 2017	$9.50	0.14	0.16	0.30	(0.19)	—
December 31, 2016	$9.58	0.19	0.17	0.36	(0.20)	(0.24)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$10.27	0.08	(0.17)	(0.09)	(0.10)	—
Year Ended:
December 31, 2020	$9.71	0.19	0.60	0.79	(0.23)	—
December 31, 2019	$9.25	0.22	0.49	0.71	(0.25)	—
December 31, 2018	$9.58	0.23	(0.29)	(0.06)	(0.27)	—
December 31, 2017	$9.47	0.20	0.16	0.36	(0.25)	—
December 31, 2016	$9.56	0.25	0.16	0.41	(0.26)	(0.24)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	(0.09)	$10.10	(0.88)%	0.90%	1.25%	1.29%	$20,853	33%
Year Ended:
December 31, 2020	(0.21)	$10.28	7.94%	0.90%	1.60%	1.27%	$21,423	80%
December 31, 2019	(0.23)	$9.72	7.49%	0.90%	2.13%	1.23%	$22,004	92%
December 31, 2018	(0.25)	$9.26	(0.80)%	0.90%	2.27%	1.13%	$24,049	115%
December 31, 2017	(0.23)	$9.59	3.62%	0.90%	1.86%	1.07%	$31,306	70%
December 31, 2016	(0.47)	$9.48	4.01%	0.90%	2.29%	1.14%	$40,510	148%
Class C
Six Months Ended June 30, 2021 (Unaudited)	(0.05)	$10.09	(1.30)%	1.77%	0.52%	3.46%	$626	33%
Year Ended:
December 31, 2020	(0.12)	$10.27	6.89%	1.77%	0.76%	2.39%	$2,526	80%
December 31, 2019	(0.14)	$9.72	6.65%	1.77%	1.28%	2.23%	$2,824	92%
December 31, 2018	(0.17)	$9.25	(1.66)%	1.77%	1.42%	2.10%	$3,634	115%
December 31, 2017	(0.15)	$9.58	2.74%	1.77%	0.99%	1.91%	$6,127	70%
December 31, 2016	(0.39)	$9.47	3.11%	1.77%	1.42%	1.92%	$8,915	148%
Class R
Six Months Ended June 30, 2021 (Unaudited)	(0.07)	$10.12	(1.07)%	1.30%	0.84%	1.79%	$3,378	33%
Year Ended:
December 31, 2020	(0.16)	$10.30	7.37%	1.30%	1.16%	1.84%	$3,603	80%
December 31, 2019	(0.19)	$9.75	7.14%	1.30%	1.71%	1.83%	$3,362	92%
December 31, 2018	(0.21)	$9.28	(1.20)%	1.30%	1.88%	1.69%	$3,192	115%
December 31, 2017	(0.19)	$9.61	3.16%	1.30%	1.44%	1.65%	$3,940	70%
December 31, 2016	(0.44)	$9.50	3.71%	1.30%	1.90%	1.44%	$4,477	148%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	(0.10)	$10.08	(0.86)%	0.66%	1.54%	1.48%	$2,045	33%
Year Ended:
December 31, 2020	(0.23)	$10.27	8.21%	0.66%	1.91%	1.31%	$2,770	80%
December 31, 2019	(0.25)	$9.71	7.76%	0.66%	2.35%	1.24%	$3,412	92%
December 31, 2018	(0.27)	$9.25	(0.56)%	0.66%	2.51%	1.12%	$3,265	115%
December 31, 2017	(0.25)	$9.58	3.87%	0.66%	2.09%	0.98%	$4,421	70%
December 31, 2016	(0.50)	$9.47	4.26%	0.66%	2.53%	0.94%	$6,133	148%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Return of Capital	Total Distributions
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.20	0.05	0.01	0.06		(0.06)	—	(0.06)
Year Ended:
December 31, 2020	$9.99	0.14	0.24	0.38		(0.14)	(0.03)	(0.17)
December 31, 2019	$9.86	0.19	0.15	0.34		(0.20)	(0.01)	(0.21)
December 31, 2018	$9.99	0.16	(0.08)	0.08		(0.21)	—	(0.21)
December 31, 2017	$10.03	0.12	0.02	0.14		(0.18)	—	(0.18)
December 31, 2016	$9.95	0.12	0.06	0.18		(0.10)	—	(0.10)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$10.20	0.01	0.02	0.03		(0.02)	—	(0.02)
Year Ended:
December 31, 2020	$9.99	0.08	0.22	0.30		(0.07)	(0.02)	(0.09)
December 31, 2019	$9.85	0.12	0.16	0.28		(0.14)	— (f)	(0.14)
December 31, 2018	$9.99	0.09	(0.09)	—	(f)	(0.14)	—	(0.14)
December 31, 2017	$10.02	0.04	0.03	0.07		(0.10)	—	(0.10)
December 31, 2016	$9.95	0.04	0.05	0.09		(0.02)	—	(0.02)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	—		$10.20	0.60%		0.85%	0.99%	0.93%	$79,265	41%
Year Ended:
December 31, 2020	—		$10.20	3.85%		0.85%	1.39%	0.95%	$70,357	85%
December 31, 2019	—		$9.99	3.51%		0.85%	1.93%	0.95%	$61,972	50%
December 31, 2018	—		$9.86	0.73%		0.85%	1.66%	0.90%	$96,210	45%
December 31, 2017	—		$9.99	1.47%		0.85%	1.21%	0.90%	$149,287	62%
December 31, 2016	—	(f)	$10.03	1.80	%(b)	0.85%	1.21%	0.89%	$214,825	49%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—		$10.21	0.30%		1.62%	0.22%	1.99%	$6,137	41%
Year Ended:
December 31, 2020	—		$10.20	3.05%		1.62%	0.76%	1.72%	$23,504	85%
December 31, 2019	—		$9.99	2.81%		1.62%	1.17%	1.70%	$38,969	50%
December 31, 2018	—		$9.85	(0.04)%		1.62%	0.88%	1.68%	$62,103	45%
December 31, 2017	—		$9.99	0.70%		1.62%	0.44%	1.65%	$82,847	62%
December 31, 2016	—	(f)	$10.02	0.94	%(b)	1.62%	0.44%	1.65%	$117,544	49%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$10.20	0.03	0.01	0.04	(0.04)	—	(0.04)
Year Ended:
December 31, 2020	$9.99	0.10	0.24	0.34	(0.10)	(0.03)	(0.13)
December 31, 2019	$9.86	0.15	0.15	0.30	(0.16)	(0.01)	(0.17)
December 31, 2018	$9.99	0.12	(0.08)	0.04	(0.17)	—	(0.17)
December 31, 2017	$10.02	0.08	0.03	0.11	(0.14)	—	(0.14)
December 31, 2016	$9.95	0.08	0.05	0.13	(0.06)	—	(0.06)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$10.20	0.06	0.02	0.08	(0.07)	—	(0.07)
Year Ended:
December 31, 2020	$9.99	0.17	0.23	0.40	(0.15)	(0.04)	(0.19)
December 31, 2019	$9.86	0.21	0.16	0.37	(0.23)	(0.01)	(0.24)
December 31, 2018	$10.00	0.19	(0.10)	0.09	(0.23)	—	(0.23)
December 31, 2017	$10.03	0.15	0.02	0.17	(0.20)	—	(0.20)
December 31, 2016	$9.95	0.14	0.06	0.20	(0.12)	—	(0.12)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(e)
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	—		$10.20	0.39%		1.27%	0.57%	2.31%	$1,067	41%
Year Ended:
December 31, 2020	—		$10.20	3.41%		1.27%	0.99%	2.38%	$1,129	85%
December 31, 2019	—		$9.99	3.17%		1.27%	1.50%	2.13%	$1,147	50%
December 31, 2018	—		$9.86	0.31%		1.27%	1.20%	1.87%	$1,554	45%
December 31, 2017	—		$9.99	1.05%		1.27%	0.79%	1.68%	$2,078	62%
December 31, 2016	—	(f)	$10.02	1.33	%(b)	1.23%	0.83%	1.25%	$2,583	49%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	—		$10.21	0.81%		0.62%	1.21%	0.67%	$154,294	41%
Year Ended:
December 31, 2020	—		$10.20	4.08%		0.62%	1.64%	0.68%	$165,330	85%
December 31, 2019	—		$9.99	3.76%		0.62%	2.12%	0.69%	$164,509	50%
December 31, 2018	—		$9.86	0.96%		0.62%	1.87%	0.68%	$180,034	45%
December 31, 2017	—		$10.00	1.71%		0.62%	1.44%	0.65%	$271,294	62%
December 31, 2016	—	(f)	$10.03	2.04	%(b)	0.60%	1.42%	0.63%	$334,841	49%
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)
Victory High Yield Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$6.83	0.18	0.11	0.29		(0.18)	(0.18)	$6.94	4.34%
Year Ended:
December 31, 2020	$6.73	0.37	0.10	0.47		(0.37)	(0.37)	$6.83	7.61%
December 31, 2019	$6.20	0.37	0.54	0.91		(0.38)	(0.38)	$6.73	14.90%
December 31, 2018	$6.57	0.39	(0.37)	0.02		(0.39)	(0.39)	$6.20	0.28%
December 31, 2017	$6.34	0.39	0.22	0.61		(0.38)	(0.38)	$6.57	9.93%
December 31, 2016	$5.85	0.38	0.49	0.87		(0.38)	(0.38)	$6.34	15.40%
Class C
Six Months Ended June 30, 2021 (Unaudited)	$6.85	0.16	0.11	0.27		(0.16)	(0.16)	$6.96	3.97%
Year Ended:
December 31, 2020	$6.75	0.33	0.10	0.43		(0.33)	(0.33)	$6.85	6.84%
December 31, 2019	$6.21	0.33	0.54	0.87		(0.33)	(0.33)	$6.75	14.24%
December 31, 2018	$6.58	0.34	(0.36)	(0.02)		(0.35)	(0.35)	$6.21	(0.43)%
December 31, 2017	$6.35	0.34	0.23	0.57		(0.34)	(0.34)	$6.58	9.19%
December 31, 2016	$5.86	0.34	0.49	0.83		(0.34)	(0.34)	$6.35	14.58%
Class R
Six Months Ended June 30, 2021 (Unaudited)	$6.85	0.17	0.11	0.28		(0.17)	(0.17)	$6.96	4.19%
Year Ended:
December 31, 2020	$6.75	0.35	0.10	0.45		(0.35)	(0.35)	$6.85	7.24%
December 31, 2019	$6.22	0.35	0.53	0.88		(0.35)	(0.35)	$6.75	14.48%
December 31, 2018	$6.59	0.37	(0.37)	—	(e)	(0.37)	(0.37)	$6.22	(0.07)%
December 31, 2017	$6.35	0.37	0.23	0.60		(0.36)	(0.36)	$6.59	9.64%
December 31, 2016	$5.87	0.36	0.48	0.84		(0.36)	(0.36)	$6.35	14.78%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$6.80	0.19	0.11	0.30		(0.19)	(0.19)	$6.91	4.50%
Year Ended:
December 31, 2020	$6.70	0.39	0.10	0.49		(0.39)	(0.39)	$6.80	7.88%
December 31, 2019	$6.17	0.39	0.53	0.92		(0.39)	(0.39)	$6.70	15.25%
December 31, 2018	$6.54	0.41	(0.37)	0.04		(0.41)	(0.41)	$6.17	0.52%
December 31, 2017	$6.31	0.40	0.23	0.63		(0.40)	(0.40)	$6.54	10.24%
December 31, 2016	$5.82	0.39	0.49	0.88		(0.39)	(0.39)	$6.31	15.72%

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory High Yield Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.00%	5.38%	1.07%	$48,139	42%
Year Ended:
December 31, 2020	1.00%	5.85%	1.12%	$38,735	124%
December 31, 2019	1.00%	5.70%	1.12%	$31,602	87%
December 31, 2018	1.00%	6.01%	1.12%	$23,797	87%
December 31, 2017	1.00%	5.99%	1.13%	$21,882	174%
December 31, 2016	1.00%	6.32%	1.18%	$25,530	165%
Class C
Six Months Ended June 30, 2021 (Unaudited)	1.70%	4.67%	1.78%	$29,173	42%
Year Ended:
December 31, 2020	1.70%	5.14%	1.81%	$25,957	124%
December 31, 2019	1.70%	5.00%	1.82%	$21,163	87%
December 31, 2018	1.70%	5.29%	1.84%	$19,432	87%
December 31, 2017	1.70%	5.27%	1.84%	$22,283	174%
December 31, 2016	1.70%	5.61%	1.91%	$22,498	165%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.29%	5.09%	1.29%	$19,754	42%
Year Ended:
December 31, 2020	1.33%	5.51%	1.33%	$19,248	124%
December 31, 2019	1.33%	5.37%	1.33%	$18,818	87%
December 31, 2018	1.35%	5.64%	1.35%	$17,595	87%
December 31, 2017	1.35%	5.61%	1.36%	$19,217	174%
December 31, 2016	1.35%	5.96%	1.45%	$18,742	165%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	0.76%	5.65%	0.83%	$199,760	42%
Year Ended:
December 31, 2020	0.76%	6.11%	0.90%	$168,677	124%
December 31, 2019	0.76%	5.96%	0.92%	$108,171	87%
December 31, 2018	0.76%	6.32%	0.97%	$21,060	87%
December 31, 2017	0.76%	6.27%	1.04%	$5,213	174%
December 31, 2016	0.76%	6.54%	1.00%	$6,938	165%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Tax-Exempt Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$9.94	0.16	0.19	0.35	(0.16)	—
Year Ended:
December 31, 2020	$9.84	0.29	0.23	0.52	(0.32)	(0.10)
December 31, 2019	$9.47	0.30	0.53	0.83	(0.34)	(0.12)
December 31, 2018	$9.91	0.36	(0.30)	0.06	(0.36)	(0.14)
December 31, 2017	$9.65	0.36	0.39	0.75	(0.37)	(0.12)
December 31, 2016	$10.53	0.35	(0.49)	(0.14)	(0.35)	(0.39)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$9.94	0.12	0.18	0.30	(0.12)	—
Year Ended:
December 31, 2020	$9.84	0.22	0.22	0.44	(0.24)	(0.10)
December 31, 2019	$9.47	0.23	0.52	0.75	(0.26)	(0.12)
December 31, 2018	$9.90	0.28	(0.29)	(0.01)	(0.28)	(0.14)
December 31, 2017	$9.65	0.29	0.37	0.66	(0.29)	(0.12)
December 31, 2016	$10.53	0.26	(0.48)	(0.22)	(0.27)	(0.39)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$9.94	0.17	0.18	0.35	(0.17)	—
Year Ended:
December 31, 2020	$9.84	0.30	0.23	0.53	(0.33)	(0.10)
December 31, 2019	$9.46	0.30	0.55	0.85	(0.35)	(0.12)
December 31, 2018	$9.90	0.37	(0.30)	0.07	(0.37)	(0.14)
December 31, 2017	$9.65	0.37	0.38	0.75	(0.38)	(0.12)
December 31, 2016	$10.52	0.36	(0.48)	(0.12)	(0.36)	(0.39)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Tax-Exempt Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	(0.16)	$10.13	3.57%	0.80%	3.26%	1.03%	$36,402	1%
Year Ended:
December 31, 2020	(0.42)	$9.94	5.39%	0.80%	3.00%	1.04%	$32,001	44%
December 31, 2019	(0.46)	$9.84	8.82%	0.80%	3.04%	1.02%	$30,251	64%
December 31, 2018	(0.50)	$9.47	0.69%	0.80%	3.68%	0.97%	$29,993	42%
December 31, 2017	(0.49)	$9.91	7.89%	0.80%	3.70%	0.96%	$37,570	84%
December 31, 2016	(0.74)	$9.65	(1.40)%	0.80%	3.30%	0.95%	$54,658	39%
Class C
Six Months Ended June 30, 2021 (Unaudited)	(0.12)	$10.12	3.07%	1.60%	2.46%	2.40%	$2,267	1%
Year Ended:
December 31, 2020	(0.34)	$9.94	4.56%	1.60%	2.28%	1.91%	$6,497	44%
December 31, 2019	(0.38)	$9.84	7.97%	1.60%	2.34%	1.82%	$11,259	64%
December 31, 2018	(0.42)	$9.47	(0.01)%	1.60%	2.88%	1.78%	$17,986	42%
December 31, 2017	(0.41)	$9.90	6.92%	1.60%	2.89%	1.74%	$26,520	84%
December 31, 2016	(0.66)	$9.65	(2.19)%	1.60%	2.51%	1.71%	$33,369	39%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	(0.17)	$10.12	3.53%	0.69%	3.37%	1.03%	$14,480	1%
Year Ended:
December 31, 2020	(0.43)	$9.94	5.51%	0.69%	3.12%	0.85%	$22,998	44%
December 31, 2019	(0.47)	$9.84	9.06%	0.69%	3.07%	0.83%	$24,459	64%
December 31, 2018	(0.51)	$9.46	0.80%	0.69%	3.79%	0.77%	$20,260	42%
December 31, 2017	(0.50)	$9.90	7.90%	0.69%	3.80%	0.73%	$27,420	84%
December 31, 2016	(0.75)	$9.65	(1.20)%	0.69%	3.41%	0.71%	$31,762	39%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory High Income Municipal Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.84	0.19	0.32	0.51	(0.19)	—
Year Ended:
December 31, 2020	$10.75	0.42	0.15	0.57	(0.39)	(0.09)
December 31, 2019	$10.39	0.35	0.47	0.82	(0.40)	(0.06)
December 31, 2018	$10.79	0.43	(0.40)	0.03	(0.43)	—
December 31, 2017	$10.35	0.46	0.44	0.90	(0.46)	—
December 31, 2016	$10.89	0.44	(0.54)	(0.10)	(0.44)	—
Class C
Six Months Ended June 30, 2021 (Unaudited)	$10.84	0.15	0.32	0.47	(0.15)	—
Year Ended:
December 31, 2020	$10.75	0.33	0.16	0.49	(0.31)	(0.09)
December 31, 2019	$10.39	0.28	0.46	0.74	(0.32)	(0.06)
December 31, 2018	$10.79	0.35	(0.40)	(0.05)	(0.35)	—
December 31, 2017	$10.35	0.38	0.44	0.82	(0.38)	—
December 31, 2016	$10.89	0.36	(0.54)	(0.18)	(0.36)	—
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$10.84	0.20	0.32	0.52	(0.20)	—
Year Ended:
December 31, 2020	$10.75	0.44	0.16	0.60	(0.42)	(0.09)
December 31, 2019	$10.39	0.38	0.47	0.85	(0.43)	(0.06)
December 31, 2018	$10.79	0.46	(0.40)	0.06	(0.46)	—
December 31, 2017	$10.35	0.48	0.44	0.92	(0.48)	—
December 31, 2016	$10.89	0.47	(0.54)	(0.07)	(0.47)	—
Member Class
Six Months Ended June 30, 2021 (Unaudited)	$10.84	0.20	0.32	0.52	(0.20)	—
November 3, 2020(e) through December 31, 2020	$10.56	0.12	0.31	0.43	(0.06)	(0.09)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory High Income Municipal Bond Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	(0.19)	$11.16	4.76%	0.80%	3.53%	1.02%	$34,458	9%
Year Ended:
December 31, 2020	(0.48)	$10.84	5.52%	0.80%	3.95%	1.10%	$26,330	74%
December 31, 2019	(0.46)	$10.75	8.04%	0.80%	3.27%	1.09%	$19,153	49%
December 31, 2018	(0.43)	$10.39	0.34%	0.80%	4.13%	1.02%	$16,483	48%
December 31, 2017	(0.46)	$10.79	8.85%	0.80%	4.31%	0.96%	$25,831	66%
December 31, 2016	(0.44)	$10.35	(1.04)%	0.80%	4.02%	0.96%	$32,943	49%
Class C
Six Months Ended June 30, 2021 (Unaudited)	(0.15)	$11.16	4.38%	1.57%	2.71%	2.23%	$2,790	9%
Year Ended:
December 31, 2020	(0.40)	$10.84	4.72%	1.57%	3.11%	1.90%	$9,378	74%
December 31, 2019	(0.38)	$10.75	7.22%	1.57%	2.61%	1.85%	$13,995	49%
December 31, 2018	(0.35)	$10.39	(0.43)%	1.57%	3.35%	1.78%	$19,282	48%
December 31, 2017	(0.38)	$10.79	8.01%	1.57%	3.54%	1.73%	$25,175	66%
December 31, 2016	(0.36)	$10.35	(1.79)%	1.57%	3.26%	1.73%	$29,563	49%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	(0.20)	$11.16	4.88%	0.57%	3.76%	0.85%	$12,247	9%
Year Ended:
December 31, 2020	(0.51)	$10.84	5.76%	0.57%	4.14%	0.93%	$9,682	74%
December 31, 2019	(0.49)	$10.75	8.29%	0.57%	3.56%	0.88%	$10,620	49%
December 31, 2018	(0.46)	$10.39	0.57%	0.57%	4.36%	0.78%	$11,683	48%
December 31, 2017	(0.48)	$10.79	9.10%	0.57%	4.55%	0.73%	$26,864	66%
December 31, 2016	(0.47)	$10.35	(0.81)%	0.57%	4.26%	0.72%	$36,603	49%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	(0.20)	$11.16	4.84%	0.65%	3.68%	5.86%	$871	9%
November 3, 2020(e) through December 31, 2020	(0.15)	$10.84	4.12%	0.65%	6.78%	42.32%	$140	74%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)
Victory Floating Rate Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$9.34	0.18	0.09	0.27		(0.19)	(0.19)	$9.42	2.86%
Year Ended:
December 31, 2020	$9.42	0.49	(0.08)	0.41		(0.49)	(0.49)	$9.34	4.81%
December 31, 2019	$9.13	0.55	0.29	0.84		(0.55)	(0.55)	$9.42	9.43%
December 31, 2018	$9.60	0.52	(0.47)	0.05		(0.52)	(0.52)	$9.13	0.43%
December 31, 2017	$9.71	0.46	(0.10)	0.36		(0.47)	(0.47)	$9.60	3.76%
December 31, 2016	$9.08	0.46	0.63	1.09		(0.46)	(0.46)	$9.71	12.35%
Class C
Six Months Ended June 30, 2021 (Unaudited)	$9.34	0.15	0.09	0.24		(0.15)	(0.15)	$9.43	2.56%
Year Ended:
December 31, 2020	$9.42	0.43	(0.09)	0.34		(0.42)	(0.42)	$9.34	3.96%
December 31, 2019	$9.14	0.48	0.28	0.76		(0.48)	(0.48)	$9.42	8.49%
December 31, 2018	$9.61	0.44	(0.47)	(0.03)		(0.44)	(0.44)	$9.14	(0.38)%
December 31, 2017	$9.72	0.38	(0.10)	0.28		(0.39)	(0.39)	$9.61	2.93%
December 31, 2016	$9.08	0.39	0.64	1.03		(0.39)	(0.39)	$9.72	11.57%
Class R
Six Months Ended June 30, 2021 (Unaudited)	$9.33	0.16	0.09	0.25		(0.16)	(0.16)	$9.42	2.68%
Year Ended:
December 31, 2020	$9.41	0.45	(0.09)	0.36		(0.44)	(0.44)	$9.33	4.23%
December 31, 2019	$9.13	0.50	0.28	0.78		(0.50)	(0.50)	$9.41	8.75%
December 31, 2018	$9.60	0.46	(0.46)	—	(e)	(0.47)	(0.47)	$9.13	(0.13)%
December 31, 2017	$9.72	0.41	(0.12)	0.29		(0.41)	(0.41)	$9.60	3.07%
December 31, 2016	$9.08	0.42	0.63	1.05		(0.41)	(0.41)	$9.72	11.88%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$9.35	0.19	0.09	0.28		(0.20)	(0.20)	$9.43	2.98%
Year Ended:
December 31, 2020	$9.43	0.51	(0.08)	0.43		(0.51)	(0.51)	$9.35	5.03%
December 31, 2019	$9.14	0.57	0.29	0.86		(0.57)	(0.57)	$9.43	9.65%
December 31, 2018	$9.61	0.54	(0.47)	0.07		(0.54)	(0.54)	$9.14	0.64%
December 31, 2017	$9.72	0.48	(0.10)	0.38		(0.49)	(0.49)	$9.61	3.98%
December 31, 2016	$9.08	0.49	0.63	1.12		(0.48)	(0.48)	$9.72	12.71%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	$9.34	0.19	0.08	0.27		(0.19)	(0.19)	$9.42	2.93%
November 3, 2020(f) through December 31, 2020	$9.02	0.08	0.32 (g)	0.40		(0.08)	(0.08)	$9.34	4.41%

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Floating Rate Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	1.00%	3.92%	1.10%	$303,771	18%
Year Ended:
December 31, 2020	1.00%	5.54%	1.17%	$164,864	54%
December 31, 2019	1.00%	5.89%	1.17%	$146,584	35%
December 31, 2018	1.00%	5.41%	1.14%	$118,672	48%
December 31, 2017	1.00%	4.76%	1.10%	$148,060	57%
December 31, 2016	1.00%	4.95%	1.11%	$221,022	56%
Class C
Six Months Ended June 30, 2021 (Unaudited)	1.80%	3.16%	1.92%	$75,493	18%
Year Ended:
December 31, 2020	1.80%	4.81%	1.94%	$94,885	54%
December 31, 2019	1.80%	5.08%	1.92%	$149,054	35%
December 31, 2018	1.80%	4.60%	1.90%	$211,462	48%
December 31, 2017	1.80%	3.97%	1.87%	$265,486	57%
December 31, 2016	1.80%	4.18%	1.89%	$341,169	56%
Class R
Six Months Ended June 30, 2021 (Unaudited)	1.56%	3.35%	3.57%	$534	18%
Year Ended:
December 31, 2020	1.56%	5.01%	6.20%	$300	54%
December 31, 2019	1.56%	5.34%	3.73%	$455	35%
December 31, 2018	1.56%	4.84%	2.99%	$716	48%
December 31, 2017	1.56%	4.20%	2.26%	$916	57%
December 31, 2016	1.53%	4.48%	1.53%	$1,319	56%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	0.78%	4.10%	0.81%	$1,357,498	18%
Year Ended:
December 31, 2020	0.78%	5.73%	0.93%	$403,852	54%
December 31, 2019	0.78%	6.10%	0.92%	$289,796	35%
December 31, 2018	0.78%	5.64%	0.89%	$281,545	48%
December 31, 2017	0.78%	4.99%	0.88%	$276,195	57%
December 31, 2016	0.78%	5.21%	0.88%	$370,035	56%
Member Class
Six Months Ended June 30, 2021 (Unaudited)	0.85%	3.99%	6.95%	$884	18%
November 3, 2020(f) through December 31, 2020	0.85%	5.46%	56.41%	$62	54%

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

(g)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital	Total Distributions
Victory Strategic Income Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.95	0.10	(0.10)	— (e)	(0.10)	—	—	(0.10)
Year Ended:
December 31, 2020	$10.35	0.15	0.78	0.93	(0.15)	(0.18)	—	(0.33)
December 31, 2019	$9.74	0.27	0.61	0.88	(0.25)	—	(0.02)	(0.27)
December 31, 2018	$10.14	0.34	(0.41)	(0.07)	(0.33)	—	—	(0.33)
December 31, 2017	$9.99	0.33	0.17	0.50	(0.35)	—	—	(0.35)
December 31, 2016	$9.68	0.23	0.36	0.59	(0.27)	—	(0.01)	(0.28)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$11.01	0.05	(0.10)	(0.05)	(0.06)	—	—	(0.06)
Year Ended:
December 31, 2020	$10.40	0.06	0.80	0.86	(0.07)	(0.18)	—	(0.25)
December 31, 2019	$9.79	0.19	0.61	0.80	(0.18)	—	(0.01)	(0.19)
December 31, 2018	$10.19	0.26	(0.41)	(0.15)	(0.25)	—	—	(0.25)
December 31, 2017	$10.04	0.25	0.17	0.42	(0.27)	—	—	(0.27)
December 31, 2016	$9.72	0.15	0.38	0.53	(0.20)	—	(0.01)	(0.21)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Strategic Income Fund
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.85	(0.01)%	0.95%	1.78%	1.05%	$43,392	142%
Year Ended:
December 31, 2020	$10.95	9.09%	0.95%	1.39%	1.08%	$40,993	194%
December 31, 2019	$10.35	9.17%	0.95%	2.61%	1.11%	$33,767	106%
December 31, 2018	$9.74	(0.66)%	0.95%	3.46%	1.09%	$32,053	115%
December 31, 2017	$10.14	5.12%	0.95%	3.24%	1.07%	$34,957	138%
December 31, 2016	$9.99	6.20%	0.95%	2.28%	1.17%	$37,121	79%
Class C
Six Months Ended June 30, 2021 (Unaudited)	$10.90	(0.49)%	1.74%	0.94%	1.97%	$6,165	142%
Year Ended:
December 31, 2020	$11.01	8.28%	1.74%	0.59%	1.96%	$9,477	194%
December 31, 2019	$10.40	8.26%	1.74%	1.83%	2.00%	$9,126	106%
December 31, 2018	$9.79	(1.45)%	1.74%	2.65%	1.97%	$10,221	115%
December 31, 2017	$10.19	4.27%	1.74%	2.44%	1.89%	$11,671	138%
December 31, 2016	$10.04	5.46%	1.74%	1.49%	2.00%	$11,547	79%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital	Total Distributions
Victory Strategic Income Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$11.01	0.07	(0.10)	(0.03)	(0.08)	—	—	(0.08)
Year Ended:
December 31, 2020	$10.41	0.11	0.78	0.89	(0.11)	(0.18)	—	(0.29)
December 31, 2019	$9.79	0.23	0.62	0.85	(0.22)	—	(0.01)	(0.23)
December 31, 2018	$10.20	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)
December 31, 2017	$10.04	0.29	0.18	0.47	(0.31)	—	—	(0.31)
December 31, 2016	$9.73	0.19	0.37	0.56	(0.24)	—	(0.01)	(0.25)
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$10.89	0.10	(0.09)	0.01	(0.11)	—	—	(0.11)
Year Ended:
December 31, 2020	$10.29	0.16	0.80	0.96	(0.18)	(0.18)	—	(0.36)
December 31, 2019	$9.69	0.29	0.61	0.90	(0.28)	—	(0.02)	(0.30)
December 31, 2018	$10.09	0.36	(0.41)	(0.05)	(0.35)	—	—	(0.35)
December 31, 2017	$9.94	0.35	0.18	0.53	(0.38)	—	—	(0.38)
December 31, 2016	$9.63	0.25	0.36	0.61	(0.29)	—	(0.01)	(0.30)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Strategic Income Fund
Class R
Six Months Ended June 30, 2021 (Unaudited)	$10.90	(0.29)%	1.34%	1.37%	1.60%	$2,861	142%
Year Ended:
December 31, 2020	$11.01	8.61%	1.34%	0.99%	1.72%	$2,989	194%
December 31, 2019	$10.41	8.79%	1.34%	2.21%	1.77%	$2,866	106%
December 31, 2018	$9.79	(1.15)%	1.34%	3.05%	1.70%	$2,761	115%
December 31, 2017	$10.20	4.78%	1.34%	2.83%	1.61%	$2,927	138%
December 31, 2016	$10.04	5.77%	1.34%	1.89%	1.53%	$2,979	79%
Class Y
Six Months Ended June 30, 2021 (Unaudited)	$10.79	0.10%	0.74%	1.92%	0.92%	$30,404	142%
Year Ended:
December 31, 2020	$10.89	9.37%	0.74%	1.53%	0.91%	$53,060	194%
December 31, 2019	$10.29	9.35%	0.74%	2.83%	1.11%	$5,274	106%
December 31, 2018	$9.69	(0.45)%	0.74%	3.72%	1.06%	$4,798	115%
December 31, 2017	$10.09	5.38%	0.74%	3.46%	0.95%	$10,180	138%
December 31, 2016	$9.94	6.45%	0.74%	2.50%	0.99%	$11,768	79%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 41 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following seven Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory INCORE Investment Quality Bond Fund	INCORE Investment Quality Bond Fund	Classes A, C, R and Y
Victory INCORE Low Duration Bond Fund	INCORE Low Duration Bond Fund	Classes A, C, R and Y
Victory High Yield Fund	High Yield Fund	Classes A, C, R and Y
Victory Tax-Exempt Fund	Tax-Exempt Fund	Classes A, C and Y
Victory High Income Municipal Bond Fund	High Income Municipal Bond Fund	Classes A, C, Y and Member Class*
Victory Floating Rate Fund	Floating Rate Fund	Classes A, C, R, Y and Member Class*
Victory Strategic Income Fund	Strategic Income Fund	Classes A, C, R and Y

*  Member Class commenced operations on November 3, 2020

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
INCORE Investment Quality Bond Fund
Asset-Backed Securities	$—	$795,189	$—	$795,189
Collateralized Mortgage Obligations	—	260,229	—	260,229
Preferred Stocks	847,984	88,653	—	936,637
Corporate Bonds	—	14,730,017	—	14,730,017
Residential Mortgage-Backed Securities	—	62,503	—	62,503
Yankee Dollars	—	3,001,067	—	3,001,067
U.S. Government Mortgage-Backed Agencies	—	4,764,946	—	4,764,946
U.S. Treasury Obligations	—	1,000,781	—	1,000,781
Collateral for Securities Loaned	829,707	—	—	829,707
Total	$1,677,691	$24,703,385	$—	$26,381,076
Other Financial Investments^:
Assets:
Futures Contracts	$50,056	$—	$—	$50,056
Liabilities:
Futures Contracts	(19,087)	—	—	(19,087)
Total	$30,969	$—	$—	$30,969
INCORE Low Duration Bond Fund
Asset-Backed Securities	$—	$12,804,306	$—	$12,804,306
Collateralized Mortgage Obligations	—	6,818,690	—	6,818,690
Preferred Stocks	4,546,980	452,582	—	4,999,562
Corporate Bonds	—	125,565,533	—	125,565,533
Residential Mortgage-Backed Securities	—	7,392,593	—	7,392,593
Yankee Dollars	—	27,466,002	—	27,466,002
U.S. Government Mortgage-Backed Agencies	—	13,275,267	—	13,275,267
U.S. Treasury Obligations	—	33,380,281	—	33,380,281
Collateral for Securities Loaned	10,769,360	—	—	10,769,360
Total	$15,316,340	$227,155,254	$—	$242,471,594
Other Financial Investments^:
Assets:
Futures Contracts	$61,053	$—	$—	$61,053
Liabilities:
Futures Contracts	(120,796)	—	—	(120,796)
Total	$(59,743)	$—	$—	$(59,743)
High Yield Fund
Common Stocks	$2,868,503	$—	$—	$2,868,503
Senior Secured Loans	41,663	59,105,712	—	59,147,375
Corporate Bonds	—	204,336,750	—	204,336,750
Yankee Dollars	—	22,052,528	—	22,052,528
Collateral for Securities Loaned	24,477,216	—	—	24,477,216
Total	$27,387,382	$285,494,990	$—	$312,882,372

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Tax-Exempt Fund
Municipal Bonds	$—	$52,845,788	$—	$52,845,788
Total	$—	$52,845,788	$—	$52,845,788
High Income Municipal Bond Fund
Municipal Bonds	$—	$47,406,485	$—	$47,406,485
Exchange-Traded Funds	2,458,470	—	—	2,458,470
Total	$2,458,470	$47,406,485	$—	$49,864,955
Floating Rate Fund
Warrants	$240,403	$—	$—	$240,403
Senior Secured Loans	67,715	1,448,775,650	—	1,448,843,365
Corporate Bonds	—	228,916,295	—	228,916,295
Yankee Dollars	—	21,382,036	—	21,382,036
Total	$308,118	$1,699,073,981	$—	$1,699,382,099
Strategic Income Fund
Asset-Backed Securities	$—	$771,446	$—	$771,446
Collateralized Mortgage Obligations	—	6,864,720	—	6,864,720
Corporate Bonds	—	54,868,827	—	54,868,827
Residential Mortgage-Backed Securities	—	140,534	—	140,534
Yankee Dollars	—	4,838,549	—	4,838,549
U.S. Government Mortgage-Backed Agencies	—	60,090	—	60,090
U.S. Treasury Obligations	—	5,886,414	—	5,886,414
Exchange-Traded Funds	7,598,935	—	—	7,598,935
Collateral for Securities Loaned	4,410,943	—	—	4,410,943
Total	$12,009,878	$73,430,580	$—	$85,440,458
Other Financial Investments^:
Assets:
Futures Contracts	$62,807	$—	$—	$62,807
Liabilities:
Futures Contracts	(303,205)	—	—	(303,205)
Total	$(240,398)	$—	$—	$(240,398)

^ Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by a Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade-Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

During the six months ended June 30, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Funds' asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds' Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

As of June 30, 2021, the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk management.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

			Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
INCORE Investment Quality Bond Fund
Futures Contracts — Goldman Sachs & Co.	$11,331	$—	$11,331	$(3,951)	$—	$7,380
INCORE Low Duration Bond Fund
Futures Contracts — Goldman Sachs & Co.	27,249	—	27,249	(18,003)	—	9,246
Strategic Income Fund
Futures Contracts — Goldman Sachs & Co.	24,494	—	24,494	(24,494)	—	—
			Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Pledged*	Net Amount
INCORE Investment Quality Bond Fund
Futures Contracts — Goldman Sachs & Co.	$3,951	$—	$3,951	$(3,951)	$—	$—
INCORE Low Duration Bond Fund
Futures Contracts — Goldman Sachs & Co.	18,003	—	18,003	(18,003)	—	—
Strategic Income Fund
Futures Contracts — Goldman Sachs & Co.	81,547	—	81,547	(24,494)	(57,053)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	$50,056	$19,087
INCORE Low Duration Bond Fund	61,053	120,796
Strategic Income Fund	62,807	303,205

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$36,573	$—	$—
INCORE Low Duration Bond Fund	—	211,736	—	—
Strategic Income Fund	—	90,280	—	—
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	(139,021)	—	28,554	—
INCORE Low Duration Bond Fund	294,726	—	(39,968)	—
Strategic Income Fund	110,604	—	(212,430)	—

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Assets (Value of Securities on Loan)	Collateral Received*	<30 days	Between 30 & 90 days	>90 days	Net Amount
INCORE Investment Quality Bond Fund	$807,442	$807,442	$—	$—	$—	$—
INCORE Low Duration Bond Fund	10,492,618	10,492,618	—	—	—	—
High Yield Fund	23,579,203	23,579,203	—	—	—	—
Strategic Income Fund	4,274,943	4,274,943	—	—	—	—

*   Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2021, the Funds below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Tax-Exempt Fund	$2,300,000	$1,400,000	$—
High Income Municipal Bond Fund	2,963,720	5,600,000	—

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows.

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
INCORE Investment Quality Bond Fund	$4,412,557	$5,293,382	$4,609,419	$7,163,556
INCORE Low Duration Bond Fund	83,045,193	47,461,890	13,968,203	70,720,915
High Yield Fund	147,851,352	107,355,952	—	—
Tax-Exempt Fund	600,000	11,179,159	—	—
High Income Municipal Bond Fund	9,859,810	4,126,103	—	—
Floating Rate Fund	1,252,892,417	210,526,068	—	—
Strategic Income Fund	122,456,147	123,588,984	14,007,920	33,852,552

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund, the Floating Rate Fund and the Strategic Income Fund, subject to the oversight of the Board. Prior to April 2020, Park Avenue provided investment advisory services to the Tax-Exempt Fund and the High Income Municipal Bond Fund.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
INCORE Investment Quality Bond Fund	0.50%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%
Strategic Income Fund	0.60%

Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Assets up to $15 billion		Assets $15 billion - $30 billion		Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class shares of the Funds and receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class R	Class Y	Member Class
INCORE Investment Quality Bond Fund	0.25%	1.00%	0.50%	0.00%	N/A
INCORE Low Duration Bond Fund	0.25%	1.00%	0.50%	0.00%	N/A
High Yield Fund	0.25%	1.00%	0.50%	0.00%	N/A
Tax-Exempt Fund	0.25%	1.00%	0.50%	0.00%	N/A
High Income Municipal Bond Fund	0.25%	1.00%	N/A	0.00%	0.00%
Floating Rate Fund	0.25%	1.00%	0.50%	0.00%	0.00%
Strategic Income Fund	0.25%	1.00%	0.50%	0.00%	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended June 30, 2021, the Distributor received approximately $18,871 from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2022
	Class A	Class C	Class R	Class Y	Member Class
INCORE Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%	N/A
INCORE Low Duration Bond Fund	0.85%	1.62%	1.27%	0.62%	N/A
High Yield Fund	1.00%	1.70%	1.35%	0.76%	N/A
Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%	N/A
High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%	0.65%
Floating Rate Fund	1.00%	1.80%	1.56%	0.78%	0.85%
Strategic Income Fund	0.95%	1.74%	1.34%	0.74%	N/A

Under the terms of the expense limitation agreements, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
INCORE Investment Quality Bond Fund	$55,524	$127,606	$136,293	$67,619	$387,042
INCORE Low Duration Bond Fund	50,056	163,391	131,941	50,953	396,341
High Yield Fund	42,016	181,413	253,784	88,775	565,988
Tax-Exempt Fund	56,636	132,065	135,204	75,897	399,802
High Income Municipal Bond Fund	54,443	132,417	131,713	76,600	395,173
Floating Rate Fund	364,778	841,458	827,922	320,963	2,355,121
Strategic Income Fund	47,053	110,089	134,256	74,851	366,249

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended June 30, 2021, the Adviser voluntarily waived the following amounts:

INCORE Low Duration Bond Fund	$45,897

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel and Distributor.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Funds' investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, nor any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized or participated in the Facility during the six months ended June 30, 2021, were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Tax-Exempt Fund	Borrower	$—	$4,130,000	2	0.61%	$6,130,000
Strategic Income Fund	Borrower	—	3,107,000	4	0.58%	3,108,000

*  For the six months ended June 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Declared	Paid
INCORE Investment Quality Bond Fund	Monthly	Monthly
INCORE Low Duration Bond Fund	Monthly	Monthly
High Yield Fund	Monthly	Monthly
Tax-Exempt Fund	Monthly	Monthly
High Income Municipal Bond Fund	Monthly	Monthly
Floating Rate Fund	Monthly	Monthly
Strategic Income Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
INCORE Low Duration Bond Fund	$11,509,008	$19,103,147	$30,612,155
High Yield Fund	—	6,751,308	6,751,308
Floating Rate Fund	28,124,571	155,201,348	183,325,919

Victory Portfolios	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
INCORE Investment Quality Bond Fund
Class A	$1,000.00	$991.20	$1,020.33	$4.44	$4.51	0.90%
Class C	1,000.00	987.00	1,016.02	8.72	8.85	1.77
Class R	1,000.00	989.30	1,018.35	6.41	6.51	1.30
Class Y	1,000.00	991.40	1,021.52	3.26	3.31	0.66
INCORE Low Duration Bond Fund
Class A	1,000.00	1,006.00	1,020.58	4.23	4.26	0.85
Class C	1,000.00	1,003.00	1,016.76	8.05	8.10	1.62
Class R	1,000.00	1,003.90	1,018.50	6.31	6.36	1.27
Class Y	1,000.00	1,008.10	1,021.72	3.09	3.11	0.62

Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
High Yield Fund
Class A	$1,000.00	$1,043.40	$1,019.84	$5.07	$5.01	1.00%
Class C	1,000.00	1,039.70	1,016.36	8.60	8.50	1.70
Class R	1,000.00	1,041.90	1,018.40	6.53	6.46	1.29
Class Y	1,000.00	1,045.00	1,021.03	3.86	3.81	0.76
Tax-Exempt Fund
Class A	1,000.00	1,035.70	1,020.83	4.04	4.01	0.80
Class C	1,000.00	1,030.70	1,016.86	8.06	8.00	1.60
Class Y	1,000.00	1,035.30	1,021.37	3.48	3.46	0.69
High Income Municipal Bond Fund
Class A	1,000.00	1,047.60	1,020.83	4.06	4.01	0.80
Class C	1,000.00	1,043.80	1,017.01	7.96	7.85	1.57
Class Y	1,000.00	1,048.80	1,021.97	2.90	2.86	0.57
Member Class	1,000.00	1,048.40	1,021.57	3.30	3.26	0.65
Floating Rate Fund
Class A	1,000.00	1,028.60	1,019.84	5.03	5.01	1.00
Class C	1,000.00	1,025.60	1,015.87	9.04	9.00	1.80
Class R	1,000.00	1,026.80	1,017.06	7.84	7.80	1.56
Class Y	1,000.00	1,029.80	1,020.93	3.93	3.91	0.78
Member Class	1,000.00	1,029.30	1,020.58	4.28	4.26	0.85
Strategic Income Fund
Class A	1,000.00	999.90	1,020.08	4.71	4.76	0.95
Class C	1,000.00	995.10	1,016.17	8.61	8.70	1.74
Class R	1,000.00	997.10	1,018.15	6.64	6.71	1.34
Class Y	1,000.00	1,001.00	1,021.12	3.67	3.71	0.74

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSFIF-SAR (6/21)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)      Not applicable.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 1, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2021